Variable Annuity-2 Series Account

(New York)

Financial Statements

Year Ended December 31, 2025

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To Those Charged with Governance of Variable Annuity-2 Series Account of Empower Life & Annuity Insurance Company of New York and Contract Owners of Variable Annuity-2 Series Account:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise Variable Annuity-2 Series Account (the Separate Account), as of December 31, 2025, the related statements of operations for the year or period listed in the Appendix, the statements of changes in net assets for each of the years or periods listed in the Appendix, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2025, the results of its operations for the year or period listed in the Appendix, and the changes in its net assets for each of the years or periods listed in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Empower Life & Annuity Insurance Company of New York Separate Accounts since 2021.

Birmingham, Alabama
April 16, 2026

Appendix

Statement of assets and liabilities as of December 31, 2025, the related statement of operations for the year then ended, and statements of changes in net assets for each of the years in the two-year period then ended.

Alger Capital Appreciation Portfolio, Class I-2

Alger Large Cap Growth Portfolio, Class I-2

Alger Mid Cap Growth Portfolio, Class I-2

Alger Small Cap Growth Portfolio, Class I-2

ALPS Alerian Energy Infrastructure Portfolio, Class III

ALPS Global Opportunity Portfolio, Class III

American Funds IS Capital World Growth and Income Fund, Class 4

American Funds IS Growth Fund, Class 4

American Funds IS Growth-Income Fund, Class 4

American Funds IS International Fund, Class 4

American Funds IS New World Fund, Class 4

American Funds IS Washington Mutual Investors Fund, Class 4

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III

BlackRock Global Allocation V.I. Fund, Class III

BlackRock High Yield V.I. Fund, Class III

BNY Mellon IP Technology Growth Portfolio, Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares

BNY Mellon VIF Growth and Income Portfolio, Initial Shares

ClearBridge Variable Large Cap Growth Portfolio, Class II

ClearBridge Variable Mid Cap Portfolio, Class II

ClearBridge Variable Small Cap Growth Portfolio, Class II

Columbia VP Seligman Global Technology Fund, Class 1

Dimensional VA Equity Allocation Portfolio, Institutional

Dimensional VA Global Moderate Allocation Portfolio, Institutional

Dimensional VA International Small Portfolio, Institutional

Dimensional VA International Value Portfolio, Institutional

Dimensional VA US Large Value Portfolio, Institutional

Eaton Vance VT Floating-Rate Income Fund, Initial Class

Empower Aggressive Profile Fund, Investor Class

Empower Bond Index Fund, Investor Class

Empower Conservative Profile Fund, Class L

Empower Conservative Profile Fund, Investor Class

Empower Core Bond Fund, Investor Class

Empower Emerging Markets Equity Fund, Investor Class

Empower Global Bond Fund, Investor Class

Empower High Yield Bond Fund, Investor Class

Empower Inflation-Protected Securities Fund, Investor Class

Empower International Growth Fund, Investor Class

Empower International Index Fund, Investor Class

Empower International Value Fund, Investor Class

Empower Large Cap Growth Fund, Investor Class

Empower Large Cap Value Fund, Investor Class

Empower Lifetime 2020 Fund, Investor Class

Empower Lifetime 2025 Fund, Investor Class

Empower Lifetime 2030 Fund, Investor Class

Empower Lifetime 2035 Fund, Investor Class

Empower Lifetime 2040 Fund, Investor Class

Empower Mid Cap Value Fund, Investor Class

Empower Moderate Profile Fund, Class L

Empower Moderate Profile Fund, Investor Class

Empower Moderately Aggressive Profile Fund, Investor Class

Empower Moderately Conservative Profile Fund, Class L

Empower Moderately Conservative Profile Fund, Investor Class

Empower Multi-Sector Bond Fund, Investor Class

Empower Real Estate Index Fund, Investor Class

Empower S&P 500 Index Fund, Investor Class

Empower S&P Mid Cap 400 Index Fund, Investor Class

Empower S&P Small Cap 600 Index Fund, Investor Class

Empower SecureFoundation Balanced Fund, Class L

Empower Short Duration Bond Fund, Investor Class

Empower Small Cap Growth Fund, Investor Class

Empower Small Cap Value Fund, Investor Class

Empower T. Rowe Price Mid Cap Growth Fund, Investor Class

Empower U.S. Government Securities Fund, Investor Class

Federated Hermes High Income Bond Fund II, Service Shares

Fidelity VIP Asset Manager 50% Portfolio, Initial Class

Fidelity VIP Balanced Portfolio, Service Class 2

Fidelity VIP Contrafund Portfolio, Initial Class

Fidelity VIP Government Money Market Portfolio, Initial Class

Fidelity VIP Growth Opportunities Portfolio, Initial Class

Fidelity VIP Growth Portfolio, Initial Class

Fidelity VIP High Income Portfolio, Initial Class

Fidelity VIP Index 500 Portfolio, Initial Class

Fidelity VIP International Capital Appreciation Portfolio, Service Class 2

Fidelity VIP Investment Grade Bond Portfolio, Initial Class

Fidelity VIP Overseas Portfolio, Initial Class

First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I

Franklin Income VIP Fund, Class 4

Goldman Sachs VIT U.S. Equity Insights Fund, Service Class

Invesco V.I. EQV International Equity Fund, Series II

Invesco V.I. Global Real Estate Fund, Series II

Invesco V.I. Growth and Income Fund, Series II

Invesco V.I. International Growth Fund, Series II

Invesco V.I. Main Street Small Cap Fund, Series II

Invesco V.I. Small Cap Equity Fund, Series II

Janus Henderson VIT Balanced Portfolio, Service Shares

Janus Henderson VIT Enterprise Portfolio, Service Shares

Janus Henderson VIT Flexible Bond Portfolio, Service Shares

Janus Henderson VIT Overseas Portfolio, Institutional Shares

Lord Abbett Series Fund Developing Growth Portfolio, Class VC

LVIP American Century Inflation Protection Fund, Service Class

LVIP American Century Mid Cap Value Fund, Service Class

LVIP American Century Value Fund, Service Class

LVIP JPMorgan Small Cap Core Fund, Service Class

LVIP Nomura U.S. REIT Fund, Service Class

MFS VIT II Blended Research Core Equity Portfolio, Service Class

MFS VIT II International Growth Portfolio, Service Class

MFS VIT II Technology Portfolio, Service Class

MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class

Neuberger Berman AMT Quality Equity Portfolio, Class S

Nomura VIP Emerging Markets Series, Service Class

Nomura VIP Energy Series, Service Class

Nomura VIP Small Cap Value Series, Service Class

NVIT Fidelity Institutional AM Emerging Markets Fund, Class D

PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class

PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class

PIMCO VIT Low Duration Portfolio, Advisor Class

PIMCO VIT Real Return Portfolio, Advisor Class

PIMCO VIT Short-Term Portfolio, Advisor Class

PIMCO VIT Total Return Portfolio, Advisor Class

Putnam VT Core Equity Fund, Class IB

Putnam VT Focused International Equity Fund, Class IB

Putnam VT International Equity Fund, Class IB

Putnam VT Large Cap Growth Fund, Class IB

Putnam VT Large Cap Value Fund, Class IB

Putnam VT Mortgage Securities Fund, Class IB

Putnam VT Small Cap Growth Fund, Class IB

Putnam VT Small Cap Value Fund, Class IB

T. Rowe Price Blue Chip Growth Portfolio, Class II

T. Rowe Price Health Sciences Portfolio, Class II

VanEck VIP Global Resources Fund, Class S

The statement of changes in net assets for the period from January 1, 2024 to April 26, 2024 (date of merger).

Delaware VIP International Series, Service Class

The statement of changes in net assets for the period from January 1, 2024 to October 25, 2024 (date of merger).

Empower Ariel Mid Cap Value Fund, Investor Class

The statement of changes in net assets for the period from January 1, 2024 to June 14, 2024 (date of liquidation).

Empower Government Money Market Fund, Investor Class

The statement of changes in net assets for the period from January 1, 2024 to June 17, 2024 (date of liquidation).

DWS Capital Growth VIP, Class B

Statement of operations for the year period from January 1, 2025 to April 10, 2025 (date of liquidation) and the statements of changes in net assets for the period from January 1, 2025 to April 10, 2025 (date of liquidation) and the year ended December 31, 2024.

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio

The statement of changes in net assets for the period from April 26, 2024 (date trading commenced) to December 31, 2024.

Nomura VIP International Core Equity Series, Service Class

Statement of assets and liabilities as of December 31, 2025 and the related statement of operations and changes in net assets for the period from January 22, 2025 (date trading commenced) to December 31, 2025.

Dimensional VA US Targeted Value Portfolio, Institutional

The statement of changes in net assets for the year ended December 31, 2024.

Putnam VT Income Fund, Class IB

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	ALPS Alerian Energy Infrastructure Portfolio, Class III	ALPS Global Opportunity Portfolio, Class III	American Funds IS Capital World Growth and Income Fund, Class 4
ASSETS:
Investments at fair value (1)	$311,317	$95,346	$10,904	$43,130	$62,053	$104,632	$146,914
Receivable from the fund manager	12	4	-	2	2	3	5
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	18	8	-	-	2	-	-
Total assets	311,347	95,358	10,904	43,132	62,057	104,635	146,919

LIABILITIES:
Payable to the Contracts	12	4	-	2	2	3	5
Payable to the Company	-	-	-	7	-	-	6
Total liabilities	12	4	-	9	2	3	11

NET ASSETS	$311,335	$95,354	$10,904	$43,123	$62,055	$104,632	$146,908

ANALYSIS OF NET ASSETS
Accumulation period	$311,335	$95,354	$10,904	$43,123	$62,055	$104,632	$146,908
Annuity period	-	-	-	-	-	-	-
Total net assets	$311,335	$95,354	$10,904	$43,123	$62,055	$104,632	$146,908

Fair value per share (NAV)	$128.85	$103.17	$23.82	$18.64	$12.57	$12.38	$17.85
Shares outstanding in the Separate Account	2,416	924	458	2,314	4,937	8,452	8,230

(1) Investments in mutual fund shares, at cost	$199,440	$72,089	$9,823	$57,352	$44,236	$99,233	$105,803

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III
ASSETS:
Investments at fair value (1)	$175,722	$176,562	$297,149	$354,083	$127,111	$248,792	$823,063
Receivable from the fund manager	4	4	5	8	1	2	26
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	3	-	-	-	-	-
Total assets	175,726	176,569	297,154	354,091	127,112	248,794	823,089

LIABILITIES:
Payable to the Contracts	4	4	5	8	1	2	26
Payable to the Company	24	-	2	6	-	-	1
Total liabilities	28	4	7	14	1	2	27

NET ASSETS	$175,698	$176,565	$297,147	$354,077	$127,111	$248,792	$823,062

ANALYSIS OF NET ASSETS
Accumulation period	$175,698	$176,565	$297,147	$354,077	$127,111	$248,792	$823,062
Annuity period	-	-	-	-	-	-	-
Total net assets	$175,698	$176,565	$297,147	$354,077	$127,111	$248,792	$823,062

Fair value per share (NAV)	$134.39	$64.77	$21.83	$31.71	$17.55	$14.71	$13.34
Shares outstanding in the Separate Account	1,308	2,726	13,612	11,166	7,243	16,913	61,699

(1) Investments in mutual fund shares, at cost	$158,279	$163,632	$251,985	$297,211	$123,504	$242,273	$866,006

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	BlackRock High Yield V.I. Fund, Class III	BNY Mellon IP Technology Growth Portfolio, Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Seligman Global Technology Fund, Class 1
ASSETS:
Investments at fair value (1)	$555,835	$126,657	$15,327	$383,741	$27,477	$169,038	$991,289
Receivable from the fund manager	8	3	1	13	1	5	38
Receivable from dividends	2,962	-	-	-	-	-	-
Receivable from the Company	-	-	2	-	-	-	-
Total assets	558,805	126,660	15,330	383,754	27,478	169,043	991,327

LIABILITIES:
Payable to the Contracts	8	3	1	13	1	5	38
Payable to the Company	18	1	-	10	-	2	46
Total liabilities	26	4	1	23	1	7	84

NET ASSETS	$558,779	$126,656	$15,329	$383,731	$27,477	$169,036	$991,243

ANALYSIS OF NET ASSETS
Accumulation period	$558,779	$126,656	$15,329	$383,731	$27,477	$169,036	$991,243
Annuity period	-	-	-	-	-	-	-
Total net assets	$558,779	$126,656	$15,329	$383,731	$27,477	$169,036	$991,243

Fair value per share (NAV)	$7.04	$17.49	$58.50	$47.01	$23.51	$25.71	$41.85
Shares outstanding in the Separate Account	78,954	7,242	262	8,163	1,169	6,575	23,687

(1) Investments in mutual fund shares, at cost	$561,927	$115,770	$9,318	$271,718	$27,756	$199,561	$581,288

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Dimensional VA Equity Allocation Portfolio, Institutional	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio, Institutional	Dimensional VA International Value Portfolio, Institutional	Dimensional VA US Large Value Portfolio, Institutional	Dimensional VA US Targeted Value Portfolio, Institutional	Eaton Vance VT Floating-Rate Income Fund, Initial Class
ASSETS:
Investments at fair value (1)	$-	$187,170	$27,735	$96,439	$176,656	$9,759	$62,343
Receivable from the fund manager	-	3	-	1	3	-	1
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	-	187,173	27,735	96,440	176,659	9,759	62,344

LIABILITIES:
Payable to the Contracts	-	3	-	1	3	-	1
Payable to the Company	-	-	-	-	-	-	1
Total liabilities	-	3	-	1	3	-	2

NET ASSETS	$-	$187,170	$27,735	$96,439	$176,656	$9,759	$62,342

ANALYSIS OF NET ASSETS
Accumulation period	$-	$187,170	$27,735	$96,439	$176,656	$9,759	$62,342
Annuity period	-	-	-	-	-	-	-
Total net assets	$-	$187,170	$27,735	$96,439	$176,656	$9,759	$62,342

Fair value per share (NAV)	$18.44	$18.12	$14.78	$18.53	$34.91	$22.28	$8.37
Shares outstanding in the Separate Account	-	10,329	1,877	5,204	5,060	438	7,448

(1) Investments in mutual fund shares, at cost	$-	$142,883	$23,571	$72,389	$132,830	$10,182	$64,269

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Aggressive Profile Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Class L	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class	Empower Global Bond Fund, Investor Class
ASSETS:
Investments at fair value (1)	$(1)	$312,716	$393,252	$190,154	$123,520	$32,707	$47,680
Receivable from the fund manager	-	3	1,214	6	1	-	1
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	1	(1)	-	-	-	-	-
Total assets	-	312,718	394,466	190,160	123,521	32,707	47,681

LIABILITIES:
Payable to the Contracts	-	3	1,214	6	1	-	1
Payable to the Company	-	114	-	-	1	-	-
Total liabilities	-	117	1,214	6	2	-	1

NET ASSETS	$-	$312,601	$393,252	$190,154	$123,519	$32,707	$47,680

ANALYSIS OF NET ASSETS
Accumulation period	$-	$302,903	$393,252	$190,154	$123,519	$32,707	$47,680
Annuity period	-	9,698	-	-	-	-	-
Total net assets	$-	$312,601	$393,252	$190,154	$123,519	$32,707	$47,680

Fair value per share (NAV)	$6.04	$13.02	$9.66	$7.76	$9.90	$11.91	$6.97
Shares outstanding in the Separate Account	-	24,018	40,709	24,504	12,477	2,746	6,841

(1) Investments in mutual fund shares, at cost	$(1)	$340,530	$379,039	$187,498	$131,907	$29,266	$52,973

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Empower High Yield Bond Fund, Investor Class	Empower Inflation-Protected Securities Fund, Investor Class	Empower International Growth Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class	Empower Large Cap Value Fund, Investor Class
ASSETS:
Investments at fair value (1)	$114,363	$7,727	$16,117	$352,783	$170,779	$466,748	$184,629
Receivable from the fund manager	4	-	1	4	5	15	5
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	1	-	1
Total assets	114,367	7,727	16,118	352,787	170,785	466,763	184,635

LIABILITIES:
Payable to the Contracts	4	-	1	4	5	15	5
Payable to the Company	2	-	-	7	-	4	-
Total liabilities	6	-	1	11	5	19	5

NET ASSETS	$114,361	$7,727	$16,117	$352,776	$170,780	$466,744	$184,630

ANALYSIS OF NET ASSETS
Accumulation period	$114,361	$7,727	$16,117	$352,776	$170,780	$466,744	$184,630
Annuity period	-	-	-	-	-	-	-
Total net assets	$114,361	$7,727	$16,117	$352,776	$170,780	$466,744	$184,630

Fair value per share (NAV)	$8.10	$9.18	$13.70	$15.76	$15.87	$10.42	$35.42
Shares outstanding in the Separate Account	14,119	842	1,176	22,385	10,761	44,793	5,213

(1) Investments in mutual fund shares, at cost	$110,500	$8,155	$15,976	$291,356	$128,415	$444,985	$123,614

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Class L
ASSETS:
Investments at fair value (1)	$343,572	$592,450	$229,114	$478,558	$2,357	$14,105	$7,111,639
Receivable from the fund manager	11	20	8	7	-	-	25,662
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	17
Total assets	343,583	592,470	229,122	478,565	2,357	14,105	7,137,318

LIABILITIES:
Payable to the Contracts	11	20	8	7	-	-	25,662
Payable to the Company	1	1	-	-	-	1	-
Total liabilities	12	21	8	7	-	1	25,662

NET ASSETS	$343,571	$592,449	$229,114	$478,558	$2,357	$14,104	$7,111,656

ANALYSIS OF NET ASSETS
Accumulation period	$343,571	$592,449	$229,114	$478,558	$2,357	$14,104	$7,111,656
Annuity period	-	-	-	-	-	-	-
Total net assets	$343,571	$592,449	$229,114	$478,558	$2,357	$14,104	$7,111,656

Fair value per share (NAV)	$10.84	$14.69	$11.35	$15.11	$11.71	$14.07	$12.10
Shares outstanding in the Separate Account	31,695	40,330	20,186	31,672	201	1,003	587,739

(1) Investments in mutual fund shares, at cost	$347,127	$589,385	$225,246	$444,478	$2,145	$13,468	$6,308,318

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Class L	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class
ASSETS:
Investments at fair value (1)	$2,167,403	$813,237	$2,519,726	$564,646	$355,426	$66,976	$5,749,521
Receivable from the fund manager	3,417	7	8,118	888	6	2	61
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	2,170,820	813,244	2,527,844	565,534	355,432	66,978	5,749,582

LIABILITIES:
Payable to the Contracts	3,417	7	8,118	888	6	2	61
Payable to the Company	1	1	1	2	1	2	389
Total liabilities	3,418	8	8,119	890	7	4	450

NET ASSETS	$2,167,402	$813,236	$2,519,725	$564,644	$355,425	$66,974	$5,749,132

ANALYSIS OF NET ASSETS
Accumulation period	$2,167,402	$813,236	$2,519,725	$564,644	$355,425	$66,974	$5,717,840
Annuity period	-	-	-	-	-	-	31,292
Total net assets	$2,167,402	$813,236	$2,519,725	$564,644	$355,425	$66,974	$5,749,132

Fair value per share (NAV)	$6.56	$7.46	$9.91	$8.38	$13.54	$12.22	$43.96
Shares outstanding in the Separate Account	330,397	109,013	254,261	67,380	26,250	5,481	130,790

(1) Investments in mutual fund shares, at cost	$2,248,075	$811,674	$2,431,006	$554,554	$356,372	$71,436	$3,614,919

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Class L	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class
ASSETS:
Investments at fair value (1)	$517,164	$776,727	$8,492,073	$1,281,053	$30,786	$280,574	$559,068
Receivable from the fund manager	10	12	29,137	22	1	8	9
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	1	-
Total assets	517,174	776,739	8,521,210	1,281,075	30,787	280,583	559,077

LIABILITIES:
Payable to the Contracts	10	12	29,137	22	1	8	9
Payable to the Company	10	4	11	2	-	-	1
Total liabilities	20	16	29,148	24	1	8	10

NET ASSETS	$517,154	$776,723	$8,492,062	$1,281,051	$30,786	$280,575	$559,067

ANALYSIS OF NET ASSETS
Accumulation period	$517,154	$776,723	$8,492,062	$1,281,051	$30,786	$280,575	$559,067
Annuity period	-	-	-	-	-	-	-
Total net assets	$517,154	$776,723	$8,492,062	$1,281,051	$30,786	$280,575	$559,067

Fair value per share (NAV)	$21.07	$12.91	$11.31	$10.49	$10.91	$39.82	$38.14
Shares outstanding in the Separate Account	24,545	60,165	750,846	122,121	2,822	7,046	14,658

(1) Investments in mutual fund shares, at cost	$451,160	$763,396	$8,650,741	$1,271,640	$33,772	$189,008	$430,882

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Empower U.S. Government Securities Fund, Investor Class	Federated Hermes High Income Bond Fund II, Service Shares	Fidelity VIP Asset Manager 50% Portfolio, Initial Class	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio, Initial Class	Fidelity VIP Government Money Market Portfolio, Initial Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class
ASSETS:
Investments at fair value (1)	$474,954	$60,855	$98,947	$3,970,043	$19,410	$2,485,059	$32,323
Receivable from the fund manager	5	1	3	40	1	37	1
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	1	-	-	-	-	-
Total assets	474,959	60,857	98,950	3,970,083	19,411	2,485,096	32,324

LIABILITIES:
Payable to the Contracts	5	1	3	40	1	37	1
Payable to the Company	-	-	-	1	7	17	4
Total liabilities	5	1	3	41	8	54	5

NET ASSETS	$474,954	$60,856	$98,947	$3,970,042	$19,403	$2,485,042	$32,319

ANALYSIS OF NET ASSETS
Accumulation period	$474,954	$60,856	$98,947	$3,970,042	$19,403	$2,485,042	$32,319
Annuity period	-	-	-	-	-	-	-
Total net assets	$474,954	$60,856	$98,947	$3,970,042	$19,403	$2,485,042	$32,319

Fair value per share (NAV)	$11.12	$5.75	$17.62	$25.45	$59.89	$1.00	$99.69
Shares outstanding in the Separate Account	42,712	10,583	5,616	155,994	324	2,485,059	324

(1) Investments in mutual fund shares, at cost	$507,940	$61,144	$86,196	$3,021,426	$12,641	$2,485,059	$13,627

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP High Income Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Overseas Portfolio, Initial Class	First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I
ASSETS:
Investments at fair value (1)	$41,508	$22,076	$97,023	$63,821	$13,109	$5,538	$6,148
Receivable from the fund manager	2	1	4	1	1	-	-
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	1	-	2	-
Total assets	41,510	22,077	97,027	63,823	13,110	5,540	6,148

LIABILITIES:
Payable to the Contracts	2	1	4	1	-	-	-
Payable to the Company	4	-	101	-	-	-	-
Total liabilities	6	1	105	1	-	-	-

NET ASSETS	$41,504	$22,076	$96,922	$63,822	$13,110	$5,540	$6,148

ANALYSIS OF NET ASSETS
Accumulation period	$41,504	$22,076	$96,922	$63,822	$13,110	$5,540	$6,148
Annuity period	-	-	-	-	-	-	-
Total net assets	$41,504	$22,076	$96,922	$63,822	$13,110	$5,540	$6,148

Fair value per share (NAV)	$97.72	$4.88	$660.13	$26.25	$11.36	$27.52	$13.17
Shares outstanding in the Separate Account	425	4,524	147	2,431	1,154	201	467

(1) Investments in mutual fund shares, at cost	$32,530	$24,304	$32,759	$47,225	$14,468	$5,715	$5,776

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Franklin Income VIP Fund, Class 4	Goldman Sachs VIT U.S. Equity Insights Fund, Service Class	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. International Growth Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II
ASSETS:
Investments at fair value (1)	$405,514	$14,321	$186,295	$30,445	$830,855	$27,843	$67,500
Receivable from the fund manager	13	-	2	1	10	1	2
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	1	-	1	1	4	-	-
Total assets	405,528	14,321	186,298	30,447	830,869	27,844	67,502

LIABILITIES:
Payable to the Contracts	13	-	2	1	10	1	2
Payable to the Company	-	1	-	-	-	-	3
Total liabilities	13	1	2	1	10	1	5

NET ASSETS	$405,515	$14,320	$186,296	$30,446	$830,859	$27,843	$67,497

ANALYSIS OF NET ASSETS
Accumulation period	$405,515	$14,320	$186,296	$30,446	$830,859	$27,843	$67,497
Annuity period	-	-	-	-	-	-	-
Total net assets	$405,515	$14,320	$186,296	$30,446	$830,859	$27,843	$67,497

Fair value per share (NAV)	$15.72	$22.04	$35.39	$13.80	$21.34	$2.07	$27.71
Shares outstanding in the Separate Account	25,796	650	5,264	2,206	38,934	13,451	2,436

(1) Investments in mutual fund shares, at cost	$403,033	$13,242	$178,596	$34,698	$775,210	$25,276	$65,562

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Small Cap Equity Fund, Series II	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Enterprise Portfolio, Service Shares	Janus Henderson VIT Flexible Bond Portfolio, Service Shares	Janus Henderson VIT Overseas Portfolio, Institutional Shares	Lord Abbett Series Fund Developing Growth Portfolio, Class VC	LVIP American Century Inflation Protection Fund, Service Class
ASSETS:
Investments at fair value (1)	$17,813	$1,511,758	$629,098	$88,828	$7,902	$34,856	$59,918
Receivable from the fund manager	1	18	15	3	-	-	1
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	17,814	1,511,776	629,113	88,831	7,902	34,856	59,919

LIABILITIES:
Payable to the Contracts	1	18	15	3	-	-	1
Payable to the Company	-	257	7	-	11	3	2
Total liabilities	1	275	22	3	11	3	3

NET ASSETS	$17,813	$1,511,501	$629,091	$88,828	$7,891	$34,853	$59,916

ANALYSIS OF NET ASSETS
Accumulation period	$17,813	$1,489,876	$629,091	$88,828	$7,891	$34,853	$59,916
Annuity period	-	21,625	-	-	-	-	-
Total net assets	$17,813	$1,511,501	$629,091	$88,828	$7,891	$34,853	$59,916

Fair value per share (NAV)	$17.83	$59.48	$73.35	$11.14	$55.82	$33.43	$9.04
Shares outstanding in the Separate Account	999	25,416	8,577	7,974	142	1,043	6,631

(1) Investments in mutual fund shares, at cost	$16,862	$1,041,568	$610,194	$97,255	$5,406	$30,239	$65,792

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP American Century Mid Cap Value Fund, Service Class	LVIP American Century Value Fund, Service Class	LVIP JPMorgan Small Cap Core Fund, Service Class	LVIP Nomura U.S. REIT Fund, Service Class	MFS VIT II Blended Research Core Equity Portfolio, Service Class	MFS VIT II International Growth Portfolio, Service Class	MFS VIT II Technology Portfolio, Service Class
ASSETS:
Investments at fair value (1)	$110,729	$121,881	$3,321	$7,832	$27,866	$11,738	$1,157,039
Receivable from the fund manager	3	3	-	-	-	-	29
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	-	-	-	-	-
Total assets	110,732	121,884	3,321	7,832	27,866	11,738	1,157,068

LIABILITIES:
Payable to the Contracts	3	3	-	-	-	-	29
Payable to the Company	26	-	1	1	2	-	10
Total liabilities	29	3	1	1	2	-	39

NET ASSETS	$110,703	$121,881	$3,320	$7,831	$27,864	$11,738	$1,157,029

ANALYSIS OF NET ASSETS
Accumulation period	$110,703	$121,881	$3,320	$7,831	$27,864	$11,738	$1,157,029
Annuity period	-	-	-	-	-	-	-
Total net assets	$110,703	$121,881	$3,320	$7,831	$27,864	$11,738	$1,157,029

Fair value per share (NAV)	$19.40	$12.94	$21.61	$13.51	$59.70	$17.60	$37.96
Shares outstanding in the Separate Account	5,709	9,421	154	580	467	667	30,481

(1) Investments in mutual fund shares, at cost	$110,057	$114,988	$2,841	$7,475	$25,439	$10,855	$879,827

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class	Neuberger Berman AMT Quality Equity Portfolio, Class S	Nomura VIP Emerging Markets Series, Service Class	Nomura VIP Energy Series, Service Class	Nomura VIP Small Cap Value Series, Service Class	NVIT Fidelity Institutional AM Emerging Markets Fund, Class D	PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class
ASSETS:
Investments at fair value (1)	$3,829	$208,466	$48,172	$1,164	$62,402	$6,160	$63,013
Receivable from the fund manager	-	7	1	-	2	-	2
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	9	1	-	-	-
Total assets	3,829	208,473	48,182	1,165	62,404	6,160	63,015

LIABILITIES:
Payable to the Contracts	-	7	1	-	2	-	2
Payable to the Company	-	1	-	-	-	-	-
Total liabilities	-	8	1	-	2	-	2

NET ASSETS	$3,829	$208,465	$48,181	$1,165	$62,402	$6,160	$63,013

ANALYSIS OF NET ASSETS
Accumulation period	$3,829	$208,465	$48,181	$1,165	$62,402	$6,160	$63,013
Annuity period	-	-	-	-	-	-	-
Total net assets	$3,829	$208,465	$48,181	$1,165	$62,402	$6,160	$63,013

Fair value per share (NAV)	$9.19	$42.82	$40.01	$5.18	$39.87	$14.62	$6.42
Shares outstanding in the Separate Account	417	4,868	1,204	225	1,565	421	9,815

(1) Investments in mutual fund shares, at cost	$4,531	$138,718	$27,074	$1,130	$53,219	$4,312	$69,426

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class	PIMCO VIT Low Duration Portfolio, Advisor Class	PIMCO VIT Real Return Portfolio, Advisor Class	PIMCO VIT Short-Term Portfolio, Advisor Class	PIMCO VIT Total Return Portfolio, Advisor Class	Putnam VT Core Equity Fund, Class IB	Putnam VT Focused International Equity Fund, Class IB
ASSETS:
Investments at fair value (1)	$3,777	$18,971	$5,119	$87,597	$48,970	$34,470	$8,308
Receivable from the fund manager	-	-	-	2	-	1	-
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	-	-	2	1	-	-	-
Total assets	3,777	18,971	5,121	87,600	48,970	34,471	8,308

LIABILITIES:
Payable to the Contracts	-	-	-	2	-	1	-
Payable to the Company	-	1	-	-	-	-	-
Total liabilities	-	1	-	2	-	1	-

NET ASSETS	$3,777	$18,970	$5,121	$87,598	$48,970	$34,470	$8,308

ANALYSIS OF NET ASSETS
Accumulation period	$3,777	$18,970	$5,121	$87,598	$48,970	$34,470	$8,308
Annuity period	-	-	-	-	-	-	-
Total net assets	$3,777	$18,970	$5,121	$87,598	$48,970	$34,470	$8,308

Fair value per share (NAV)	$7.48	$9.78	$12.01	$10.33	$9.45	$23.60	$19.08
Shares outstanding in the Separate Account	505	1,940	426	8,480	5,182	1,461	435

(1) Investments in mutual fund shares, at cost	$5,142	$19,709	$5,235	$87,089	$54,828	$27,305	$6,824

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	Putnam VT International Equity Fund, Class IB	Putnam VT Large Cap Growth Fund, Class IB	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund, Class IB	Putnam VT Small Cap Growth Fund, Class IB	Putnam VT Small Cap Value Fund, Class IB	T. Rowe Price Blue Chip Growth Portfolio, Class II
ASSETS:
Investments at fair value (1)	$18,523	$894,178	$70,991	$3,220	$18,159	$52,965	$2,964,399
Receivable from the fund manager	-	22	2	-	1	1	35
Receivable from dividends	-	-	-	-	-	-	-
Receivable from the Company	1	-	(1)	-	-	-	-
Total assets	18,524	894,200	70,992	3,220	18,160	52,966	2,964,434

LIABILITIES:
Payable to the Contracts	-	22	2	-	1	1	35
Payable to the Company	-	4	1	-	-	-	10
Total liabilities	-	26	3	-	1	1	45

NET ASSETS	$18,524	$894,174	$70,989	$3,220	$18,159	$52,965	$2,964,389

ANALYSIS OF NET ASSETS
Accumulation period	$18,524	$894,174	$70,989	$3,220	$18,159	$52,965	$2,964,389
Annuity period	-	-	-	-	-	-	-
Total net assets	$18,524	$894,174	$70,989	$3,220	$18,159	$52,965	$2,964,389

Fair value per share (NAV)	$19.81	$17.58	$35.69	$6.20	$21.55	$10.81	$60.72
Shares outstanding in the Separate Account	935	50,863	1,989	519	843	4,900	48,821

(1) Investments in mutual fund shares, at cost	$14,432	$685,568	$49,784	$3,124	$14,862	$56,177	$2,056,882

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2025

	SUBACCOUNTS
	T. Rowe Price Health Sciences Portfolio, Class II	VanEck VIP Global Resources Fund, Class S
ASSETS:
Investments at fair value (1)	$332,871	$69,453
Receivable from the fund manager	8	1
Receivable from dividends	-	-
Receivable from the Company	-	5
Total assets	332,879	69,459

LIABILITIES:
Payable to the Contracts	8	1
Payable to the Company	6	-
Total liabilities	14	1

NET ASSETS	$332,865	$69,458

ANALYSIS OF NET ASSETS
Accumulation period	$332,865	$69,458
Annuity period	-	-
Total net assets	$332,865	$69,458

Fair value per share (NAV)	$54.03	$31.97
Shares outstanding in the Separate Account	6,161	2,172

(1) Investments in mutual fund shares, at cost	$325,416	$44,784

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	ALPS Alerian Energy Infrastructure Portfolio, Class III	ALPS Global Opportunity Portfolio, Class III	American Funds IS Capital World Growth and Income Fund, Class 4
INVESTMENT INCOME:
Dividend income	$-	$-	$-	$-	$2,786	$6,620	$1,758

EXPENSES:
Mortality and expense risk	3,733	1,163	144	554	797	1,178	1,797
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	3,733	1,163	144	554	797	1,178	1,797

NET INVESTMENT INCOME (LOSS)	(3,733)	(1,163)	(144)	(554)	1,989	5,442	(39)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,145	15	24	(324)	4,932	195	31,049
Capital gain distributions	48,967	10,260	-	500	7,110	1,570	6,481

Net realized gain (loss) on investments	51,112	10,275	24	176	12,042	1,765	37,530

Change in net unrealized appreciation (depreciation) on investments	26,323	11,947	1,589	2,217	(11,815)	(6,967)	(3,818)

Net realized and unrealized gain (loss) on investments	77,435	22,222	1,613	2,393	227	(5,202)	33,712

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$73,702	$21,059	$1,469	$1,839	$2,216	$240	$33,673

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III
INVESTMENT INCOME:
Dividend income	$824	$2,361	$3,180	$2,890	$1,376	$5,256	$32,433

EXPENSES:
Mortality and expense risk	5,838	3,637	1,657	2,319	259	576	8,868
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	5,838	3,637	1,657	2,319	259	576	8,868

NET INVESTMENT INCOME (LOSS)	(5,014)	(1,276)	1,523	571	1,117	4,680	23,565

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	188,199	117,354	(9,912)	21,072	9,203	(3)	(18,221)
Capital gain distributions	51,592	50,473	-	7,619	4,876	9,189	79,098

Net realized gain (loss) on investments	239,791	167,827	(9,912)	28,691	14,079	9,186	60,877

Change in net unrealized appreciation (depreciation) on investments	(140,548)	(106,589)	72,242	25,698	(5,084)	18,744	43,763

Net realized and unrealized gain (loss) on investments	99,243	61,238	62,330	54,389	8,995	27,930	104,640

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$94,229	$59,962	$63,853	$54,960	$10,112	$32,610	$128,205

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	BlackRock High Yield V.I. Fund, Class III	BNY Mellon IP Technology Growth Portfolio, Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Seligman Global Technology Fund, Class 1
INVESTMENT INCOME:
Dividend income	$37,659	$-	$36	$-	$3	$-	$-

EXPENSES:
Mortality and expense risk	3,139	853	197	4,498	332	2,513	11,429
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	3,139	853	197	4,498	332	2,513	11,429

NET INVESTMENT INCOME (LOSS)	34,520	(853)	(161)	(4,498)	(329)	(2,513)	(11,429)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(2,307)	(1)	198	18,124	470	(18,556)	8,324
Capital gain distributions	1,204	53,002	1,152	26,347	1,782	16,724	73,253

Net realized gain (loss) on investments	(1,103)	53,001	1,350	44,471	2,252	(1,832)	81,577

Change in net unrealized appreciation (depreciation) on investments	13,814	(25,316)	712	(12,010)	(1,364)	24,101	175,734

Net realized and unrealized gain (loss) on investments	12,711	27,685	2,062	32,461	888	22,269	257,311

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$47,231	$26,832	$1,901	$27,963	$559	$19,756	$245,882

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Dimensional VA Equity Allocation Portfolio, Institutional	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio, Institutional	Dimensional VA International Value Portfolio, Institutional	Dimensional VA US Large Value Portfolio, Institutional	Dimensional VA US Targeted Value Portfolio, Institutional	Eaton Vance VT Floating-Rate Income Fund, Initial Class
INVESTMENT INCOME:
Dividend income	$-	$4,573	$860	$3,781	$3,186	$169	$4,283

EXPENSES:
Mortality and expense risk	33	977	143	449	891	46	532
Investment advisory expenses	-	-	163	166	1,100	-	-
Total expenses	33	977	306	615	1,991	46	532

NET INVESTMENT INCOME (LOSS)	(33)	3,596	554	3,166	1,195	123	3,751

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,920	2,234	301	1,568	1,014	(2)	(425)
Capital gain distributions	-	1,707	1,040	2,752	9,952	766	-

Net realized gain (loss) on investments	2,920	3,941	1,341	4,320	10,966	764	(425)

Change in net unrealized appreciation (depreciation) on investments	(4,514)	15,817	5,933	21,862	10,160	(423)	(1,412)

Net realized and unrealized gain (loss) on investments	(1,594)	19,758	7,274	26,182	21,126	341	(1,837)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,627)	$23,354	$7,828	$29,348	$22,321	$464	$1,914

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Aggressive Profile Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Class L	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class	Empower Global Bond Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$-	$8,418	$8,079	$4,907	$3,715	$324	$1,436

EXPENSES:
Mortality and expense risk	1	974	5,172	2,564	536	71	445
Investment advisory expenses	-	1,610	504	-	-	-	157
Total expenses	1	2,584	5,676	2,564	536	71	602

NET INVESTMENT INCOME (LOSS)	(1)	5,834	2,403	2,343	3,179	253	834

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	56	(3,250)	5,298	8,327	(6,335)	(3)	(1,651)
Capital gain distributions	-	-	2,440	1,450	-	-	-

Net realized gain (loss) on investments	56	(3,250)	7,738	9,777	(6,335)	(3)	(1,651)

Change in net unrealized appreciation (depreciation) on investments	(20)	11,418	21,266	2,732	15,139	7,762	3,894

Net realized and unrealized gain (loss) on investments	36	8,168	29,004	12,509	8,804	7,759	2,243

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$35	$14,002	$31,407	$14,852	$11,983	$8,012	$3,077

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower High Yield Bond Fund, Investor Class	Empower Inflation-Protected Securities Fund, Investor Class	Empower International Growth Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class	Empower Large Cap Value Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$5,098	$270	$-	$7,653	$2,483	$-	$249

EXPENSES:
Mortality and expense risk	1,836	91	188	1,733	1,624	4,920	1,723
Investment advisory expenses	-	-	-	969	-	-	-
Total expenses	1,836	91	188	2,702	1,624	4,920	1,723

NET INVESTMENT INCOME (LOSS)	3,262	179	(188)	4,951	859	(4,920)	(1,474)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	3,226	(54)	(54)	50,520	4,023	(581)	3,412
Capital gain distributions	-	-	790	3,815	7,157	54,406	3,064

Net realized gain (loss) on investments	3,226	(54)	736	54,335	11,180	53,825	6,476

Change in net unrealized appreciation (depreciation) on investments	4,551	276	943	57,344	36,414	3,678	20,799

Net realized and unrealized gain (loss) on investments	7,777	222	1,679	111,679	47,594	57,503	27,275

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$11,039	$401	$1,491	$116,630	$48,453	$52,583	$25,801

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Class L
INVESTMENT INCOME:
Dividend income	$8,979	$13,533	$5,638	$9,093	$50	$730	$64,940

EXPENSES:
Mortality and expense risk	3,977	6,815	2,659	2,537	37	311	86,734
Investment advisory expenses	-	-	-	-	-	-	4,821
Total expenses	3,977	6,815	2,659	2,537	37	311	91,555

NET INVESTMENT INCOME (LOSS)	5,002	6,718	2,979	6,556	13	419	(26,615)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(391)	(897)	(1,075)	527	(156)	2,191	233,667
Capital gain distributions	5,806	10,731	4,114	10,487	68	241	222,371

Net realized gain (loss) on investments	5,415	9,834	3,039	11,014	(88)	2,432	456,038

Change in net unrealized appreciation (depreciation) on investments	19,314	39,544	18,331	40,475	441	(1,420)	355,202

Net realized and unrealized gain (loss) on investments	24,729	49,378	21,370	51,489	353	1,012	811,240

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$29,731	$56,096	$24,349	$58,045	$366	$1,431	$784,625

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Class L	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$47,938	$16,429	$47,334	$12,901	$11,306	$1,051	$16,397

EXPENSES:
Mortality and expense risk	24,374	2,237	10,903	4,552	2,488	667	25,808
Investment advisory expenses	-	-	11,462	4,931	-	-	4,541
Total expenses	24,374	2,237	22,365	9,483	2,488	667	30,349

NET INVESTMENT INCOME (LOSS)	23,564	14,192	24,969	3,418	8,818	384	(13,952)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(14,875)	(39)	10,916	15,510	(1,492)	(213)	628,425
Capital gain distributions	109,556	29,713	60,691	19,125	-	316	6,185

Net realized gain (loss) on investments	94,681	29,674	71,607	34,635	(1,492)	103	634,610

Change in net unrealized appreciation (depreciation) on investments	95,222	52,616	118,543	19,726	17,249	(385)	301,409

Net realized and unrealized gain (loss) on investments	189,903	82,290	190,150	54,361	15,757	(282)	936,019

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$213,467	$96,482	$215,119	$57,779	$24,575	$102	$922,067

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Class L	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class
INVESTMENT INCOME:
Dividend income	$8,089	$17,094	$262,976	$38,402	$119	$-	$-

EXPENSES:
Mortality and expense risk	5,014	5,211	83,234	8,040	252	2,746	4,836
Investment advisory expenses	275	397	2,581	-	-	-	-
Total expenses	5,289	5,608	85,815	8,040	252	2,746	4,836

NET INVESTMENT INCOME (LOSS)	2,800	11,486	177,161	30,362	(133)	(2,746)	(4,836)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	76,697	(18,254)	(156,269)	1,376	(65)	4,248	59,187
Capital gain distributions	25,775	39,274	109,976	-	1,326	1,342	9,850

Net realized gain (loss) on investments	102,472	21,020	(46,293)	1,376	1,261	5,590	69,037

Change in net unrealized appreciation (depreciation) on investments	(76,973)	(5,704)	805,484	26,368	422	5,653	(47,495)

Net realized and unrealized gain (loss) on investments	25,499	15,316	759,191	27,744	1,683	11,243	21,542

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,299	$26,802	$936,352	$58,106	$1,550	$8,497	$16,706

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower U.S. Government Securities Fund, Investor Class	Federated Hermes High Income Bond Fund II, Service Shares	Fidelity VIP Asset Manager 50% Portfolio, Initial Class	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio, Initial Class	Fidelity VIP Government Money Market Portfolio, Initial Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class
INVESTMENT INCOME:
Dividend income	$12,406	$6,128	$2,384	$59,015	$25	$76,406	$-

EXPENSES:
Mortality and expense risk	1,841	840	1,201	13,602	245	11,924	420
Investment advisory expenses	-	-	-	-	-	288	-
Total expenses	1,841	840	1,201	13,602	245	12,212	420

NET INVESTMENT INCOME (LOSS)	10,565	5,288	1,183	45,413	(220)	64,194	(420)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(2,653)	(4,154)	1,457	9,545	131	-	2,483
Capital gain distributions	-	-	4,154	184,750	2,869	-	489

Net realized gain (loss) on investments	(2,653)	(4,154)	5,611	194,295	3,000	-	2,972

Change in net unrealized appreciation (depreciation) on investments	20,809	5,382	5,180	262,576	429	-	2,902

Net realized and unrealized gain (loss) on investments	18,156	1,228	10,791	456,871	3,429	-	5,874

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$28,721	$6,516	$11,974	$502,284	$3,209	$64,194	$5,454

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP High Income Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Overseas Portfolio, Initial Class	First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I
INVESTMENT INCOME:
Dividend income	$114	$1,390	$1,033	$498	$459	$86	$145

EXPENSES:
Mortality and expense risk	540	298	1,233	601	179	74	72
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	540	298	1,233	601	179	74	72

NET INVESTMENT INCOME (LOSS)	(426)	1,092	(200)	(103)	280	12	73

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	589	(79)	1,279	40,346	(22)	-	8
Capital gain distributions	5,062	-	453	347	-	477	333

Net realized gain (loss) on investments	5,651	(79)	1,732	40,693	(22)	477	341

Change in net unrealized appreciation (depreciation) on investments	(305)	795	11,874	(21,824)	453	385	(174)

Net realized and unrealized gain (loss) on investments	5,346	716	13,606	18,869	431	862	167

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,920	$1,808	$13,406	$18,766	$711	$874	$240

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Franklin Income VIP Fund, Class 4	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Goldman Sachs VIT U.S. Equity Insights Fund, Service Class	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. International Growth Fund, Series II
INVESTMENT INCOME:
Dividend income	$19,743	$-	$65	$2,113	$554	$9,326	$56

EXPENSES:
Mortality and expense risk	4,852	27	152	845	260	3,398	1,098
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	4,852	27	152	845	260	3,398	1,098

NET INVESTMENT INCOME (LOSS)	14,891	(27)	(87)	1,268	294	5,928	(1,042)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(2,188)	(616)	32	(887)	(558)	2,504	(9,567)
Capital gain distributions	4,226	-	1,768	11,530	-	60,705	8,300

Net realized gain (loss) on investments	2,038	(616)	1,800	10,643	(558)	63,209	(1,267)

Change in net unrealized appreciation (depreciation) on investments	25,902	528	100	15,135	2,340	41,857	14,333

Net realized and unrealized gain (loss) on investments	27,940	(88)	1,900	25,778	1,782	105,066	13,066

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,831	$(115)	$1,813	$27,046	$2,076	$110,994	$12,024

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Enterprise Portfolio, Service Shares	Janus Henderson VIT Flexible Bond Portfolio, Service Shares	Janus Henderson VIT Overseas Portfolio, Institutional Shares	Lord Abbett Series Fund Developing Growth Portfolio, Class VC
INVESTMENT INCOME:
Dividend income	$152	$-	$24,467	$404	$3,910	$102	$59

EXPENSES:
Mortality and expense risk	1,048	204	6,088	7,148	1,042	99	77
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	1,048	204	6,088	7,148	1,042	99	77

NET INVESTMENT INCOME (LOSS)	(896)	(204)	18,379	(6,744)	2,868	3	(18)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	82,417	(1)	65,553	(29,087)	(345)	29	13
Capital gain distributions	6,779	852	43,961	72,016	-	-	-

Net realized gain (loss) on investments	89,196	851	109,514	42,929	(345)	29	13

Change in net unrealized appreciation (depreciation) on investments	(72,463)	448	67,043	10,092	2,480	1,652	4,368

Net realized and unrealized gain (loss) on investments	16,733	1,299	176,557	53,021	2,135	1,681	4,381

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$15,837	$1,095	$194,936	$46,277	$5,003	$1,684	$4,363

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP American Century Inflation Protection Fund, Service Class	LVIP American Century Mid Cap Value Fund, Service Class	LVIP American Century Value Fund, Service Class	LVIP JPMorgan Small Cap Core Fund, Service Class	LVIP Nomura U.S. REIT Fund, Service Class	MFS VIT II Blended Research Core Equity Portfolio, Service Class	MFS VIT II International Growth Portfolio, Service Class
INVESTMENT INCOME:
Dividend income	$4,272	$1,790	$1,710	$14	$209	$199	$83

EXPENSES:
Mortality and expense risk	423	1,398	1,173	37	374	61	132
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	423	1,398	1,173	37	374	61	132

NET INVESTMENT INCOME (LOSS)	3,849	392	537	(23)	(165)	138	(49)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(2,543)	(11,172)	3,528	65	2,611	2,806	3
Capital gain distributions	-	8,973	8,852	256	-	4,709	612

Net realized gain (loss) on investments	(2,543)	(2,199)	12,380	321	2,611	7,515	615

Change in net unrealized appreciation (depreciation) on investments	2,346	15,864	4,719	(20)	(2,635)	(3,983)	1,339

Net realized and unrealized gain (loss) on investments	(197)	13,665	17,099	301	(24)	3,532	1,954

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,652	$14,057	$17,636	$278	$(189)	$3,670	$1,905

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT II Technology Portfolio, Service Class	MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class	Neuberger Berman AMT Quality Equity Portfolio, Class S	Nomura VIP Emerging Markets Series, Service Class	Nomura VIP Energy Series, Service Class	Nomura VIP Small Cap Value Series, Service Class	NVIT Fidelity Institutional AM Emerging Markets Fund, Class D
INVESTMENT INCOME:
Dividend income	$-	$28	$-	$393	$11	$1,649	$17

EXPENSES:
Mortality and expense risk	11,374	98	2,336	189	13	2,033	74
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	11,374	98	2,336	189	13	2,033	74

NET INVESTMENT INCOME (LOSS)	(11,374)	(70)	(2,336)	204	(2)	(384)	(57)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	178,464	495	1,204	740	4	12,748	14
Capital gain distributions	152,182	364	11,790	67	-	10,893	-

Net realized gain (loss) on investments	330,646	859	12,994	807	4	23,641	14

Change in net unrealized appreciation (depreciation) on investments	(139,699)	(1,530)	11,895	21,073	110	(10,118)	1,602

Net realized and unrealized gain (loss) on investments	190,947	(671)	24,889	21,880	114	13,523	1,616

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$179,573	$(741)	$22,553	$22,084	$112	$13,139	$1,559

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class	PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class	PIMCO VIT Low Duration Portfolio, Advisor Class	PIMCO VIT Real Return Portfolio, Advisor Class	PIMCO VIT Short-Term Portfolio, Advisor Class	PIMCO VIT Total Return Portfolio, Advisor Class	Putnam VT Core Equity Fund, Class IB
INVESTMENT INCOME:
Dividend income	$1,611	$118	$764	$162	$4,038	$2,493	$129

EXPENSES:
Mortality and expense risk	708	45	60	60	841	264	381
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	708	45	60	60	841	264	381

NET INVESTMENT INCOME (LOSS)	903	73	704	102	3,197	2,229	(252)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(102)	(21)	(432)	(9)	(167)	(6,132)	261
Capital gain distributions	-	-	-	-	-	-	2,708

Net realized gain (loss) on investments	(102)	(21)	(432)	(9)	(167)	(6,132)	2,969

Change in net unrealized appreciation (depreciation) on investments	8,533	124	733	217	208	8,778	1,987

Net realized and unrealized gain (loss) on investments	8,431	103	301	208	41	2,646	4,956

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,334	$176	$1,005	$310	$3,238	$4,875	$4,704

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Putnam VT Focused International Equity Fund, Class IB	Putnam VT International Equity Fund, Class IB	Putnam VT Large Cap Growth Fund, Class IB	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund, Class IB	Putnam VT Small Cap Growth Fund, Class IB	Putnam VT Small Cap Value Fund, Class IB
INVESTMENT INCOME:
Dividend income	$228	$2	$-	$891	$258	$64	$335

EXPENSES:
Mortality and expense risk	87	125	7,482	767	38	206	401
Investment advisory expenses	-	-	-	-	-	-	-
Total expenses	87	125	7,482	767	38	206	401

NET INVESTMENT INCOME (LOSS)	141	(123)	(7,482)	124	220	(142)	(66)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	(16)	785	21,928	227	-	35	(92)
Capital gain distributions	-	1,309	65,238	4,260	-	1,104	4,590

Net realized gain (loss) on investments	(16)	2,094	87,166	4,487	-	1,139	4,498

Change in net unrealized appreciation (depreciation) on investments	2,021	3,583	25,083	6,681	12	271	(2,184)

Net realized and unrealized gain (loss) on investments	2,005	5,677	112,249	11,168	12	1,410	2,314

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,146	$5,554	$104,767	$11,292	$232	$1,268	$2,248

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	VanEck VIP Global Resources Fund, Class S
INVESTMENT INCOME:
Dividend income	$-	$-	$1,428

EXPENSES:
Mortality and expense risk	13,654	4,128	418
Investment advisory expenses	554	-	283
Total expenses	14,208	4,128	701

NET INVESTMENT INCOME (LOSS)	(14,208)	(4,128)	727

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	291,034	(38,724)	195
Capital gain distributions	264,306	12,096	-

Net realized gain (loss) on investments	555,340	(26,628)	195

Change in net unrealized appreciation (depreciation) on investments	(58,073)	72,519	16,901

Net realized and unrealized gain (loss) on investments	497,267	45,891	17,096

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$483,059	$41,763	$17,823

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	ALPS Alerian Energy Infrastructure Portfolio, Class III	ALPS Global Opportunity Portfolio, Class III	American Funds IS Capital World Growth and Income Fund, Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,733)	$(1,163)	$(144)	$(554)	$1,989	$5,442	$(39)
Net realized gain (loss) on investments	51,112	10,275	24	176	12,042	1,765	37,530
Change in net unrealized appreciation (depreciation) on investments	26,323	11,947	1,589	2,217	(11,815)	(6,967)	(3,818)

Net increase (decrease) in net assets resulting from operations	73,702	21,059	1,469	1,839	2,216	240	33,673

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	117	234
Contract maintenance charges	-	(6)	(8)	-	-	-	-
Contract owners’ benefits	-	(487)	(248)	-	(8,497)	(228)	(219,712)
Net transfers (to) from the Company and/or Subaccounts	32	9	-	(12)	1	(279)	(13,783)

Increase (decrease) in net assets resulting from Contract transactions	32	(484)	(256)	(12)	(8,496)	(390)	(233,261)

Total increase (decrease) in net assets	73,734	20,575	1,213	1,827	(6,280)	(150)	(199,588)

NET ASSETS:
Beginning of period	237,601	74,779	9,691	41,296	68,335	104,782	346,496

End of period	$311,335	$95,354	$10,904	$43,123	$62,055	$104,632	$146,908

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(5,014)	$(1,276)	$1,523	$571	$1,117	$4,680	$23,565
Net realized gain (loss) on investments	239,791	167,827	(9,912)	28,691	14,079	9,186	60,877
Change in net unrealized appreciation (depreciation) on investments	(140,548)	(106,589)	72,242	25,698	(5,084)	18,744	43,763

Net increase (decrease) in net assets resulting from operations	94,229	59,962	63,853	54,960	10,112	32,610	128,205

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	(577,676)	(631,327)	(153,452)	(162,330)	(37,513)	-	(162,804)
Net transfers (to) from the Company and/or Subaccounts	75,519	25,253	165	135,289	113,218	-	(2,634)

Increase (decrease) in net assets resulting from Contract transactions	(502,157)	(606,074)	(153,287)	(27,041)	75,705	-	(165,438)

Total increase (decrease) in net assets	(407,928)	(546,112)	(89,434)	27,919	85,817	32,610	(37,233)

NET ASSETS:
Beginning of period	583,626	722,677	386,581	326,158	41,294	216,182	860,295

End of period	$175,698	$176,565	$297,147	$354,077	$127,111	$248,792	$823,062

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	BlackRock High Yield V.I. Fund, Class III	BNY Mellon IP Technology Growth Portfolio, Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II	Columbia VP Seligman Global Technology Fund, Class 1
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$34,520	$(853)	$(161)	$(4,498)	$(329)	$(2,513)	$(11,429)
Net realized gain (loss) on investments	(1,103)	53,001	1,350	44,471	2,252	(1,832)	81,577
Change in net unrealized appreciation (depreciation) on investments	13,814	(25,316)	712	(12,010)	(1,364)	24,101	175,734

Net increase (decrease) in net assets resulting from operations	47,231	26,832	1,901	27,963	559	19,756	245,882

CONTRACT TRANSACTIONS:
Contract owners’ net payments	234	-	-	-	-	-	-
Contract maintenance charges	-	-	(3)	-	-	-	(78)
Contract owners’ benefits	(27,015)	-	(338)	(13,560)	(3,279)	(141,863)	(7,698)
Net transfers (to) from the Company and/or Subaccounts	(33,896)	3	2	(48,284)	(1)	572	(45)

Increase (decrease) in net assets resulting from Contract transactions	(60,677)	3	(339)	(61,844)	(3,280)	(141,291)	(7,821)

Total increase (decrease) in net assets	(13,446)	26,835	1,562	(33,881)	(2,721)	(121,535)	238,061

NET ASSETS:
Beginning of period	572,225	99,821	13,767	417,612	30,198	290,571	753,182

End of period	$558,779	$126,656	$15,329	$383,731	$27,477	$169,036	$991,243

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Dimensional VA Equity Allocation Portfolio, Institutional	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio, Institutional	Dimensional VA International Value Portfolio, Institutional	Dimensional VA US Large Value Portfolio, Institutional	Dimensional VA US Targeted Value Portfolio, Institutional	Eaton Vance VT Floating-Rate Income Fund, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(33)	$3,596	$554	$3,166	$1,195	$123	$3,751
Net realized gain (loss) on investments	2,920	3,941	1,341	4,320	10,966	764	(425)
Change in net unrealized appreciation (depreciation) on investments	(4,514)	15,817	5,933	21,862	10,160	(423)	(1,412)

Net increase (decrease) in net assets resulting from operations	(1,627)	23,354	7,828	29,348	22,321	464	1,914

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	(443)	-	-	-	-	-	(592)
Net transfers (to) from the Company and/or Subaccounts	(17,810)	(9,574)	(3,577)	38,100	675	9,295	19,889

Increase (decrease) in net assets resulting from Contract transactions	(18,253)	(9,574)	(3,577)	38,100	675	9,295	19,297

Total increase (decrease) in net assets	(19,880)	13,780	4,251	67,448	22,996	9,759	21,211

NET ASSETS:
Beginning of period	19,880	173,390	23,484	28,991	153,660	-	41,131

End of period	$-	$187,170	$27,735	$96,439	$176,656	$9,759	$62,342

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Aggressive Profile Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Class L	Empower Conservative Profile Fund, Investor Class	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class	Empower Global Bond Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1)	$5,834	$2,403	$2,343	$3,179	$253	$834
Net realized gain (loss) on investments	56	(3,250)	7,738	9,777	(6,335)	(3)	(1,651)
Change in net unrealized appreciation (depreciation) on investments	(20)	11,418	21,266	2,732	15,139	7,762	3,894

Net increase (decrease) in net assets resulting from operations	35	14,002	31,407	14,852	11,983	8,012	3,077

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	234
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	(294)	(2,586)	(206,166)	(249,877)	-	-	(5,541)
Net transfers (to) from the Company and/or Subaccounts	(464)	40,951	(6,058)	(177)	(94,313)	1	(3,119)

Increase (decrease) in net assets resulting from Contract transactions	(758)	38,365	(212,224)	(250,054)	(94,313)	1	(8,426)

Total increase (decrease) in net assets	(723)	52,367	(180,817)	(235,202)	(82,330)	8,013	(5,349)

NET ASSETS:
Beginning of period	723	260,234	574,069	425,356	205,849	24,694	53,029

End of period	$-	$312,601	$393,252	$190,154	$123,519	$32,707	$47,680

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower High Yield Bond Fund, Investor Class	Empower Inflation-Protected Securities Fund, Investor Class	Empower International Growth Fund, Investor Class	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class	Empower Large Cap Value Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,262	$179	$(188)	$4,951	$859	$(4,920)	$(1,474)
Net realized gain (loss) on investments	3,226	(54)	736	54,335	11,180	53,825	6,476
Change in net unrealized appreciation (depreciation) on investments	4,551	276	943	57,344	36,414	3,678	20,799

Net increase (decrease) in net assets resulting from operations	11,039	401	1,491	116,630	48,453	52,583	25,801

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	117	234	1,210	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	(74,099)	(559)	-	(30,760)	(685)	-	(3,046)
Net transfers (to) from the Company and/or Subaccounts	(20,799)	-	1	(138,120)	(42,255)	(6)	(3,914)

Increase (decrease) in net assets resulting from Contract transactions	(94,898)	(442)	235	(167,670)	(42,940)	(6)	(6,960)

Total increase (decrease) in net assets	(83,859)	(41)	1,726	(51,040)	5,513	52,577	18,841

NET ASSETS:
Beginning of period	198,220	7,768	14,391	403,816	165,267	414,167	165,789

End of period	$114,361	$7,727	$16,117	$352,776	$170,780	$466,744	$184,630

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Class L
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,002	$6,718	$2,979	$6,556	$13	$419	$(26,615)
Net realized gain (loss) on investments	5,415	9,834	3,039	11,014	(88)	2,432	456,038
Change in net unrealized appreciation (depreciation) on investments	19,314	39,544	18,331	40,475	441	(1,420)	355,202

Net increase (decrease) in net assets resulting from operations	29,731	56,096	24,349	58,045	366	1,431	784,625

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	(6,661)	(16,544)	(16,904)	(41,060)	(2,687)	(27,251)	(1,852,260)
Net transfers (to) from the Company and/or Subaccounts	(7)	(7)	(161)	-	(1)	(5,189)	(218,812)

Increase (decrease) in net assets resulting from Contract transactions	(6,668)	(16,551)	(17,065)	(41,060)	(2,688)	(32,440)	(2,071,072)

Total increase (decrease) in net assets	23,063	39,545	7,284	16,985	(2,322)	(31,009)	(1,286,447)

NET ASSETS:
Beginning of period	320,508	552,904	221,830	461,573	4,679	45,113	8,398,103

End of period	$343,571	$592,449	$229,114	$478,558	$2,357	$14,104	$7,111,656

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Class L	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$23,564	$14,192	$24,969	$3,418	$8,818	$384	$(13,952)
Net realized gain (loss) on investments	94,681	29,674	71,607	34,635	(1,492)	103	634,610
Change in net unrealized appreciation (depreciation) on investments	95,222	52,616	118,543	19,726	17,249	(385)	301,409

Net increase (decrease) in net assets resulting from operations	213,467	96,482	215,119	57,779	24,575	102	922,067

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	330	1,210
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	(87,747)	-	(261,129)	(7,283)	(57,648)	(39,099)	(797,545)
Net transfers (to) from the Company and/or Subaccounts	(47,479)	(169)	(33,524)	(174,343)	75,976	(4,594)	(755,498)

Increase (decrease) in net assets resulting from Contract transactions	(135,226)	(169)	(294,653)	(181,626)	18,328	(43,363)	(1,551,833)

Total increase (decrease) in net assets	78,241	96,313	(79,534)	(123,847)	42,903	(43,261)	(629,766)

NET ASSETS:
Beginning of period	2,089,161	716,923	2,599,259	688,491	312,522	110,235	6,378,898

End of period	$2,167,402	$813,236	$2,519,725	$564,644	$355,425	$66,974	$5,749,132

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Class L	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,800	$11,486	$177,161	$30,362	$(133)	$(2,746)	$(4,836)
Net realized gain (loss) on investments	102,472	21,020	(46,293)	1,376	1,261	5,590	69,037
Change in net unrealized appreciation (depreciation) on investments	(76,973)	(5,704)	805,484	26,368	422	5,653	(47,495)

Net increase (decrease) in net assets resulting from operations	28,299	26,802	936,352	58,106	1,550	8,497	16,706

CONTRACT TRANSACTIONS:
Contract owners’ net payments	1,210	1,210	-	-	-	117	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	(221,919)	(213,261)	(1,239,032)	(58,790)	-	(4,211)	(172,820)
Net transfers (to) from the Company and/or Subaccounts	(171,470)	(131,764)	(275,374)	2,036	9,295	(4,449)	(21,650)

Increase (decrease) in net assets resulting from Contract transactions	(392,179)	(343,815)	(1,514,406)	(56,754)	9,295	(8,543)	(194,470)

Total increase (decrease) in net assets	(363,880)	(317,013)	(578,054)	1,352	10,845	(46)	(177,764)

NET ASSETS:
Beginning of period	881,034	1,093,736	9,070,116	1,279,699	19,941	280,621	736,831

End of period	$517,154	$776,723	$8,492,062	$1,281,051	$30,786	$280,575	$559,067

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Empower U.S. Government Securities Fund, Investor Class	Federated Hermes High Income Bond Fund II, Service Shares	Fidelity VIP Asset Manager 50% Portfolio, Initial Class	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio, Initial Class	Fidelity VIP Government Money Market Portfolio, Initial Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,565	$5,288	$1,183	$45,413	$(220)	$64,194	$(420)
Net realized gain (loss) on investments	(2,653)	(4,154)	5,611	194,295	3,000	-	2,972
Change in net unrealized appreciation (depreciation) on investments	20,809	5,382	5,180	262,576	429	-	2,902

Net increase (decrease) in net assets resulting from operations	28,721	6,516	11,974	502,284	3,209	64,194	5,454

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	351	-
Contract maintenance charges	-	-	(66)	-	-	(1)	-
Contract owners’ benefits	(26,031)	-	(10,689)	(8,847)	-	(1,623,890)	(3,154)
Net transfers (to) from the Company and/or Subaccounts	(5,903)	(50,723)	(1)	(41,510)	(9)	2,202,785	(5)

Increase (decrease) in net assets resulting from Contract transactions	(31,934)	(50,723)	(10,756)	(50,357)	(9)	579,245	(3,159)

Total increase (decrease) in net assets	(3,213)	(44,207)	1,218	451,927	3,200	643,439	2,295

NET ASSETS:
Beginning of period	478,167	105,063	97,729	3,518,115	16,203	1,841,603	30,024

End of period	$474,954	$60,856	$98,947	$3,970,042	$19,403	$2,485,042	$32,319

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP High Income Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Overseas Portfolio, Initial Class	First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(426)	$1,092	$(200)	$(103)	$280	$12	$73
Net realized gain (loss) on investments	5,651	(79)	1,732	40,693	(22)	477	341
Change in net unrealized appreciation (depreciation) on investments	(305)	795	11,874	(21,824)	453	385	(174)

Net increase (decrease) in net assets resulting from operations	4,920	1,808	13,406	18,766	711	874	240

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	(9)	(5)	-	-	-	-
Contract owners’ benefits	(670)	(239)	(496)	(155,024)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(11)	-	(1)	(7,169)	1	1	(1)

Increase (decrease) in net assets resulting from Contract transactions	(681)	(248)	(502)	(162,193)	1	1	(1)

Total increase (decrease) in net assets	4,239	1,560	12,904	(143,427)	712	875	239

NET ASSETS:
Beginning of period	37,265	20,516	84,018	207,249	12,398	4,665	5,909

End of period	$41,504	$22,076	$96,922	$63,822	$13,110	$5,540	$6,148

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Franklin Income VIP Fund, Class 4	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Goldman Sachs VIT U.S. Equity Insights Fund, Service Class	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. International Growth Fund, Series II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$14,891	$(27)	$(87)	$1,268	$294	$5,928	$(1,042)
Net realized gain (loss) on investments	2,038	(616)	1,800	10,643	(558)	63,209	(1,267)
Change in net unrealized appreciation (depreciation) on investments	25,902	528	100	15,135	2,340	41,857	14,333

Net increase (decrease) in net assets resulting from operations	42,831	(115)	1,813	27,046	2,076	110,994	12,024

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	(6,796)	-	-	(41,398)	(2,904)	(48,468)	(77,273)
Net transfers (to) from the Company and/or Subaccounts	(27,506)	(14,048)	1,591	(4,726)	1	(15,022)	(1)

Increase (decrease) in net assets resulting from Contract transactions	(34,302)	(14,048)	1,591	(46,124)	(2,903)	(63,490)	(77,274)

Total increase (decrease) in net assets	8,529	(14,163)	3,404	(19,078)	(827)	47,504	(65,250)

NET ASSETS:
Beginning of period	396,986	14,163	10,916	205,374	31,273	783,355	93,093

End of period	$405,515	$-	$14,320	$186,296	$30,446	$830,859	$27,843

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II	Janus Henderson VIT Balanced Portfolio, Service Shares	Janus Henderson VIT Enterprise Portfolio, Service Shares	Janus Henderson VIT Flexible Bond Portfolio, Service Shares	Janus Henderson VIT Overseas Portfolio, Institutional Shares	Lord Abbett Series Fund Developing Growth Portfolio, Class VC
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(896)	$(204)	$18,379	$(6,744)	$2,868	$3	$(18)
Net realized gain (loss) on investments	89,196	851	109,514	42,929	(345)	29	13
Change in net unrealized appreciation (depreciation) on investments	(72,463)	448	67,043	10,092	2,480	1,652	4,368

Net increase (decrease) in net assets resulting from operations	15,837	1,095	194,936	46,277	5,003	1,684	4,363

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	(264,388)	-	(27,618)	(251,302)	(160)	-	-
Net transfers (to) from the Company and/or Subaccounts	(154,606)	-	(185,331)	8,430	(183)	(10)	(3)

Increase (decrease) in net assets resulting from Contract transactions	(418,994)	-	(212,949)	(242,872)	(343)	(10)	(3)

Total increase (decrease) in net assets	(403,157)	1,095	(18,013)	(196,595)	4,660	1,674	4,360

NET ASSETS:
Beginning of period	470,654	16,718	1,529,514	825,686	84,168	6,217	30,493

End of period	$67,497	$17,813	$1,511,501	$629,091	$88,828	$7,891	$34,853

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	LVIP American Century Inflation Protection Fund, Service Class	LVIP American Century Mid Cap Value Fund, Service Class	LVIP American Century Value Fund, Service Class	LVIP JPMorgan Small Cap Core Fund, Service Class	LVIP Nomura U.S. REIT Fund, Service Class	MFS VIT II Blended Research Core Equity Portfolio, Service Class	MFS VIT II International Growth Portfolio, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,849	$392	$537	$(23)	$(165)	$138	$(49)
Net realized gain (loss) on investments	(2,543)	(2,199)	12,380	321	2,611	7,515	615
Change in net unrealized appreciation (depreciation) on investments	2,346	15,864	4,719	(20)	(2,635)	(3,983)	1,339

Net increase (decrease) in net assets resulting from operations	3,652	14,057	17,636	278	(189)	3,670	1,905

CONTRACT TRANSACTIONS:
Contract owners’ net payments	234	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	(8,406)	(211,998)	(16,658)	(365)	(24,221)	-	-
Net transfers (to) from the Company and/or Subaccounts	(7,220)	(25,747)	(51,332)	(1)	(2)	(13,592)	(1)

Increase (decrease) in net assets resulting from Contract transactions	(15,392)	(237,745)	(67,990)	(366)	(24,223)	(13,592)	(1)

Total increase (decrease) in net assets	(11,740)	(223,688)	(50,354)	(88)	(24,412)	(9,922)	1,904

NET ASSETS:
Beginning of period	71,656	334,391	172,235	3,408	32,243	37,786	9,834

End of period	$59,916	$110,703	$121,881	$3,320	$7,831	$27,864	$11,738

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	MFS VIT II Technology Portfolio, Service Class	MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class	Neuberger Berman AMT Quality Equity Portfolio, Class S	Nomura VIP Emerging Markets Series, Service Class	Nomura VIP Energy Series, Service Class	Nomura VIP Small Cap Value Series, Service Class	NVIT Fidelity Institutional AM Emerging Markets Fund, Class D
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(11,374)	$(70)	$(2,336)	$204	$(2)	$(384)	$(57)
Net realized gain (loss) on investments	330,646	859	12,994	807	4	23,641	14
Change in net unrealized appreciation (depreciation) on investments	(139,699)	(1,530)	11,895	21,073	110	(10,118)	1,602

Net increase (decrease) in net assets resulting from operations	179,573	(741)	22,553	22,084	112	13,139	1,559

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	117	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	(277,159)	(16,196)	(429)	(1,849)	-	(124,050)	-
Net transfers (to) from the Company and/or Subaccounts	(42,222)	-	(491)	15	-	1	-

Increase (decrease) in net assets resulting from Contract transactions	(319,381)	(16,196)	(920)	(1,717)	-	(124,049)	-

Total increase (decrease) in net assets	(139,808)	(16,937)	21,633	20,367	112	(110,910)	1,559

NET ASSETS:
Beginning of period	1,296,837	20,766	186,832	27,814	1,053	173,312	4,601

End of period	$1,157,029	$3,829	$208,465	$48,181	$1,165	$62,402	$6,160

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class	PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class	PIMCO VIT Low Duration Portfolio, Advisor Class	PIMCO VIT Real Return Portfolio, Advisor Class	PIMCO VIT Short-Term Portfolio, Advisor Class	PIMCO VIT Total Return Portfolio, Advisor Class	Putnam VT Core Equity Fund, Class IB
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$903	$73	$704	$102	$3,197	$2,229	$(252)
Net realized gain (loss) on investments	(102)	(21)	(432)	(9)	(167)	(6,132)	2,969
Change in net unrealized appreciation (depreciation) on investments	8,533	124	733	217	208	8,778	1,987

Net increase (decrease) in net assets resulting from operations	9,334	176	1,005	310	3,238	4,875	4,704

CONTRACT TRANSACTIONS:
Contract owners’ net payments	234	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	(231)	-	(1,810)	-	(8,847)	(35,979)	(375)
Net transfers (to) from the Company and/or Subaccounts	(263)	1	(3,481)	2	(9,868)	(118,699)	(429)

Increase (decrease) in net assets resulting from Contract transactions	(260)	1	(5,291)	2	(18,715)	(154,678)	(804)

Total increase (decrease) in net assets	9,074	177	(4,286)	312	(15,477)	(149,803)	3,900

NET ASSETS:
Beginning of period	53,939	3,600	23,256	4,809	103,075	198,773	30,570

End of period	$63,013	$3,777	$18,970	$5,121	$87,598	$48,970	$34,470

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	Putnam VT Focused International Equity Fund, Class IB	Putnam VT International Equity Fund, Class IB	Putnam VT Large Cap Growth Fund, Class IB	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund, Class IB	Putnam VT Small Cap Growth Fund, Class IB	Putnam VT Small Cap Value Fund, Class IB
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$141	$(123)	$(7,482)	$124	$220	$(142)	$(66)
Net realized gain (loss) on investments	(16)	2,094	87,166	4,487	-	1,139	4,498
Change in net unrealized appreciation (depreciation) on investments	2,021	3,583	25,083	6,681	12	271	(2,184)

Net increase (decrease) in net assets resulting from operations	2,146	5,554	104,767	11,292	232	1,268	2,248

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners’ benefits	-	-	(50,799)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(1)	(5,154)	149,211	(1)	1	-	-

Increase (decrease) in net assets resulting from Contract transactions	(1)	(5,154)	98,412	(1)	1	-	-

Total increase (decrease) in net assets	2,145	400	203,179	11,291	233	1,268	2,248

NET ASSETS:
Beginning of period	6,163	18,124	690,995	59,698	2,987	16,891	50,717

End of period	$8,308	$18,524	$894,174	$70,989	$3,220	$18,159	$52,965

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2025

	SUBACCOUNTS
	T. Rowe Price Blue Chip Growth Portfolio, Class II	T. Rowe Price Health Sciences Portfolio, Class II	VanEck VIP Global Resources Fund, Class S
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(14,208)	$(4,128)	$727
Net realized gain (loss) on investments	555,340	(26,628)	195
Change in net unrealized appreciation (depreciation) on investments	(58,073)	72,519	16,901

Net increase (decrease) in net assets resulting from operations	483,059	41,763	17,823

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	330	117
Contract maintenance charges	-	-	-
Contract owners’ benefits	(1,302,258)	(179,893)	-
Net transfers (to) from the Company and/or Subaccounts	(64,617)	(28,349)	4

Increase (decrease) in net assets resulting from Contract transactions	(1,366,875)	(207,912)	121

Total increase (decrease) in net assets	(883,816)	(166,149)	17,944

NET ASSETS:
Beginning of period	3,848,205	499,014	51,514

End of period	$2,964,389	$332,865	$69,458

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Alger Capital Appreciation Portfolio, Class I-2	Alger Large Cap Growth Portfolio, Class I-2	Alger Mid Cap Growth Portfolio, Class I-2	Alger Small Cap Growth Portfolio, Class I-2	ALPS Alerian Energy Infrastructure Portfolio, Class III	ALPS Global Opportunity Portfolio, Class III	American Funds IS Capital World Growth and Income Fund, Class 4
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,841)	$(1,905)	$(129)	$(412)	$1,426	$7,327	$(99)
Net realized gain (loss) on investments	1,234	35,714	(37)	(324)	21,101	3,291	9,161
Change in net unrealized appreciation (depreciation) on investments	76,530	5,771	1,779	3,304	5,130	5,922	56,300

Net increase (decrease) in net assets resulting from operations	74,923	39,580	1,613	2,568	27,657	16,540	65,362

CONTRACT TRANSACTIONS:
Contract owners’ net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	(5)	(8)	-	-	-	-
Contract owners’ benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	-	(126,884)	(239)	1	(36,119)	(24,414)	(416,763)

Increase (decrease) in net assets resulting from Contract transactions	-	(126,889)	(247)	1	(36,119)	(24,414)	(416,763)

Total increase (decrease) in net assets	74,923	(87,309)	1,366	2,569	(8,462)	(7,874)	(351,401)

NET ASSETS:
Beginning of period	162,678	162,088	8,325	38,727	76,797	112,656	697,897

End of period	$237,601	$74,779	$9,691	$41,296	$68,335	$104,782	$346,496

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	American Funds IS Growth Fund, Class 4	American Funds IS Growth-Income Fund, Class 4	American Funds IS International Fund, Class 4	American Funds IS New World Fund, Class 4	American Funds IS Washington Mutual Investors Fund, Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	BlackRock Global Allocation V.I. Fund, Class III
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(12,791)	$(1,964)	$673	$(12)	$(182)	$3,971	$1,743
Net realized gain (loss) on investments	371,563	35,078	(1,369)	2,070	13,020	12,055	70,122
Change in net unrealized appreciation (depreciation) on investments	(26,299)	114,468	10,000	13,714	(59)	5,537	11,382

Net increase (decrease) in net assets resulting from operations	332,473	147,582	9,304	15,772	12,779	21,563	83,247

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(1,200,255)	(242,889)	(22,990)	(266)	(72,658)	-	(287,962)

Increase (decrease) in net assets resulting from Contract transactions	(1,200,255)	(242,889)	(22,990)	(266)	(72,658)	-	(287,962)

Total increase (decrease) in net assets	(867,782)	(95,307)	(13,686)	15,506	(59,879)	21,563	(204,715)

NET ASSETS:
Beginning of period	1,451,408	817,984	400,267	310,652	101,173	194,619	1,065,010

End of period	$583,626	$722,677	$386,581	$326,158	$41,294	$216,182	$860,295

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	BlackRock High Yield V.I. Fund, Class III	BNY Mellon IP Technology Growth Portfolio, Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares	BNY Mellon VIF Growth and Income Portfolio, Initial Shares	ClearBridge Variable Large Cap Growth Portfolio, Class II	ClearBridge Variable Mid Cap Portfolio, Class II	ClearBridge Variable Small Cap Growth Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$36,473	$(725)	$(114)	$(516)	$(5,378)	$(365)	$(3,604)
Net realized gain (loss) on investments	(4,661)	291	155	25,994	86,916	4,479	(2,904)
Change in net unrealized appreciation (depreciation) on investments	9,687	20,017	2,547	(15,393)	26,250	(1,788)	12,877

Net increase (decrease) in net assets resulting from operations	41,499	19,583	2,588	10,085	107,788	2,326	6,369

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	(4)	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(100,979)	-	-	(100,658)	(129,922)	(31,113)	(116,732)

Increase (decrease) in net assets resulting from Contract transactions	(100,979)	-	(4)	(100,658)	(129,922)	(31,113)	(116,732)

Total increase (decrease) in net assets	(59,480)	19,583	2,584	(90,573)	(22,134)	(28,787)	(110,363)

NET ASSETS:
Beginning of period	631,705	80,238	11,183	90,573	439,746	58,985	400,934

End of period	$572,225	$99,821	$13,767	$-	$417,612	$30,198	$290,571

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Columbia VP Seligman Global Technology Fund, Class 1	Delaware VIP International Series, Service Class	Dimensional VA Equity Allocation Portfolio, Institutional	Dimensional VA Global Moderate Allocation Portfolio, Institutional	Dimensional VA International Small Portfolio, Institutional	Dimensional VA International Value Portfolio, Institutional	Dimensional VA US Large Value Portfolio, Institutional
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(9,547)	$246	$256	$3,698	$510	$817	$1,270
Net realized gain (loss) on investments	49,704	(1,622)	751	2,777	599	619	18,215
Change in net unrealized appreciation (depreciation) on investments	112,013	1,596	1,609	11,799	(564)	5	(2,478)

Net increase (decrease) in net assets resulting from operations	152,170	220	2,616	18,274	545	1,441	17,007

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	(100)	-	-	-	-	-	-
Contract owners' benefits	-	-	(1,155)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(5,057)	(15,250)	(1,153)	(9,575)	1,912	1,640	(2,833)

Increase (decrease) in net assets resulting from Contract transactions	(5,157)	(15,250)	(2,308)	(9,575)	1,912	1,640	(2,833)

Total increase (decrease) in net assets	147,013	(15,030)	308	8,699	2,457	3,081	14,174

NET ASSETS:
Beginning of period	606,169	15,030	19,572	164,691	21,027	25,910	139,486

End of period	$753,182	$-	$19,880	$173,390	$23,484	$28,991	$153,660

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	DWS Capital Growth VIP, Class B	Eaton Vance VT Floating-Rate Income Fund, Initial Class	Empower Aggressive Profile Fund, Investor Class	Empower Ariel Mid Cap Value Fund, Investor Class	Empower Bond Index Fund, Investor Class	Empower Conservative Profile Fund, Class L	Empower Conservative Profile Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(812)	$9,864	$(280)	$(4)	$3,502	$5,370	$8,831
Net realized gain (loss) on investments	51,415	(9,197)	709	(1,336)	(21,979)	6,042	(18,126)
Change in net unrealized appreciation (depreciation) on investments	(28,525)	7,935	3,368	1,546	16,254	9,659	32,415

Net increase (decrease) in net assets resulting from operations	22,078	8,602	3,797	206	(2,223)	21,071	23,120

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	(691)	-	-
Net transfers (to) from the Company and/or Subaccounts	(158,790)	(195,803)	(49,880)	(8,104)	(110,175)	(39,107)	(340,185)

Increase (decrease) in net assets resulting from Contract transactions	(158,790)	(195,803)	(49,880)	(8,104)	(110,866)	(39,107)	(340,185)

Total increase (decrease) in net assets	(136,712)	(187,201)	(46,083)	(7,898)	(113,089)	(18,036)	(317,065)

NET ASSETS:
Beginning of period	136,712	228,332	46,806	7,898	373,323	592,105	742,421

End of period	$-	$41,131	$723	$-	$260,234	$574,069	$425,356

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Core Bond Fund, Investor Class	Empower Emerging Markets Equity Fund, Investor Class	Empower Global Bond Fund, Investor Class	Empower Government Money Market Fund, Investor Class	Empower High Yield Bond Fund, Investor Class	Empower Inflation-Protected Securities Fund, Investor Class	Empower International Growth Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,839	$236	$(58)	$34,913	$5,230	$133	$(230)
Net realized gain (loss) on investments	(110)	(994)	(26,640)	-	(485)	(2,001)	2,969
Change in net unrealized appreciation (depreciation) on investments	(3,238)	3,753	25,703	-	9,160	1,894	1,833

Net increase (decrease) in net assets resulting from operations	2,491	2,995	(995)	34,913	13,905	26	4,572

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	(255,546)	-	-	-
Net transfers (to) from the Company and/or Subaccounts	1,731	(16,342)	(154,579)	(1,503,801)	(83,148)	(19,641)	(79,552)

Increase (decrease) in net assets resulting from Contract transactions	1,731	(16,342)	(154,579)	(1,759,347)	(83,148)	(19,641)	(79,552)

Total increase (decrease) in net assets	4,222	(13,347)	(155,574)	(1,724,434)	(69,243)	(19,615)	(74,980)

NET ASSETS:
Beginning of period	201,627	38,041	208,603	1,724,434	267,463	27,383	89,371

End of period	$205,849	$24,694	$53,029	$-	$198,220	$7,768	$14,391

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower International Index Fund, Investor Class	Empower International Value Fund, Investor Class	Empower Large Cap Growth Fund, Investor Class	Empower Large Cap Value Fund, Investor Class	Empower Lifetime 2020 Fund, Investor Class	Empower Lifetime 2025 Fund, Investor Class	Empower Lifetime 2030 Fund, Investor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,097	$771	$(4,747)	$(1,761)	$5,280	$6,680	$3,392
Net realized gain (loss) on investments	59,433	23,811	32,534	30,222	3,146	12,489	4,480
Change in net unrealized appreciation (depreciation) on investments	(32,790)	(11,146)	60,319	(1,980)	8,760	12,383	7,051

Net increase (decrease) in net assets resulting from operations	29,740	13,436	88,106	26,481	17,186	31,552	14,923

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,100	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(475,858)	(133,344)	(120,525)	(71,229)	(1)	(1,703)	(19,085)

Increase (decrease) in net assets resulting from Contract transactions	(474,758)	(133,344)	(120,525)	(71,229)	(1)	(1,703)	(19,085)

Total increase (decrease) in net assets	(445,018)	(119,908)	(32,419)	(44,748)	17,185	29,849	(4,162)

NET ASSETS:
Beginning of period	848,834	285,175	446,586	210,537	303,323	523,055	225,992

End of period	$403,816	$165,267	$414,167	$165,789	$320,508	$552,904	$221,830

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Lifetime 2035 Fund, Investor Class	Empower Lifetime 2040 Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	Empower Moderate Profile Fund, Class L	Empower Moderate Profile Fund, Investor Class	Empower Moderately Aggressive Profile Fund, Investor Class	Empower Moderately Conservative Profile Fund, Class L
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$6,977	$48	$2,445	$(13,122)	$32,032	$19,339	$31,081
Net realized gain (loss) on investments	16,911	174	7,212	418,435	36,620	10,612	27,511
Change in net unrealized appreciation (depreciation) on investments	12,480	379	658	238,101	128,437	28,915	92,452

Net increase (decrease) in net assets resulting from operations	36,368	601	10,315	643,414	197,089	58,866	151,044

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(1,773)	(2,773)	(54,396)	(2,504,841)	(957,884)	(64,653)	(622,601)

Increase (decrease) in net assets resulting from Contract transactions	(1,773)	(2,773)	(54,396)	(2,504,841)	(957,884)	(64,653)	(622,601)

Total increase (decrease) in net assets	34,595	(2,172)	(44,081)	(1,861,427)	(760,795)	(5,787)	(471,557)

NET ASSETS:
Beginning of period	426,978	6,851	89,194	10,259,530	2,849,956	722,710	3,070,816

End of period	$461,573	$4,679	$45,113	$8,398,103	$2,089,161	$716,923	$2,599,259

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Moderately Conservative Profile Fund, Investor Class	Empower Multi-Sector Bond Fund, Investor Class	Empower Real Estate Index Fund, Investor Class	Empower S&P 500 Index Fund, Investor Class	Empower S&P Mid Cap 400 Index Fund, Investor Class	Empower S&P Small Cap 600 Index Fund, Investor Class	Empower SecureFoundation Balanced Fund, Class L
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$10,387	$8,124	$1,937	$(14,418)	$(2,201)	$(2,932)	$124,414
Net realized gain (loss) on investments	(9,767)	(5,124)	(1,116)	1,251,962	257,947	76,314	404,508
Change in net unrealized appreciation (depreciation) on investments	36,486	10,270	6,976	388,149	(75,124)	38,462	112,297

Net increase (decrease) in net assets resulting from operations	37,106	13,270	7,797	1,625,693	180,622	111,844	641,219

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	600	300	1,100	1,100	1,850	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	(2,341)	(432)	(665)	-
Net transfers (to) from the Company and/or Subaccounts	(177,367)	(147,316)	(51,528)	(3,624,836)	(1,068,958)	(821,547)	(2,140,719)

Increase (decrease) in net assets resulting from Contract transactions	(177,367)	(146,716)	(51,228)	(3,626,077)	(1,068,290)	(820,362)	(2,140,719)

Total increase (decrease) in net assets	(140,261)	(133,446)	(43,431)	(2,000,384)	(887,668)	(708,518)	(1,499,500)

NET ASSETS:
Beginning of period	828,752	445,968	153,666	8,379,282	1,768,702	1,802,254	10,569,616

End of period	$688,491	$312,522	$110,235	$6,378,898	$881,034	$1,093,736	$9,070,116

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Empower Short Duration Bond Fund, Investor Class	Empower Small Cap Growth Fund, Investor Class	Empower Small Cap Value Fund, Investor Class	Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	Empower U.S. Government Securities Fund, Investor Class	Federated Hermes High Income Bond Fund II, Service Shares	Fidelity VIP Asset Manager 50% Portfolio, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$46,415	$(196)	$(2,807)	$(5,945)	$10,872	$4,561	$922
Net realized gain (loss) on investments	554	380	15,172	89,986	(1,941)	(614)	5,124
Change in net unrealized appreciation (depreciation) on investments	(2,000)	1,848	3,426	(21,063)	(7,173)	1,074	2,277

Net increase (decrease) in net assets resulting from operations	44,969	2,032	15,791	62,978	1,758	5,021	8,323

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	600	-	-	-
Contract maintenance charges	-	-	-	-	-	-	(47)
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(41,782)	(12,033)	(101,539)	(245,303)	(18,877)	(4,058)	(38,874)

Increase (decrease) in net assets resulting from Contract transactions	(41,782)	(12,033)	(101,539)	(244,703)	(18,877)	(4,058)	(38,921)

Total increase (decrease) in net assets	3,187	(10,001)	(85,748)	(181,725)	(17,119)	963	(30,598)

NET ASSETS:
Beginning of period	1,276,512	29,942	366,369	918,556	495,286	104,100	128,327

End of period	$1,279,699	$19,941	$280,621	$736,831	$478,167	$105,063	$97,729

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Balanced Portfolio, Service Class 2	Fidelity VIP Contrafund Portfolio, Initial Class	Fidelity VIP Government Money Market Portfolio, Initial Class	Fidelity VIP Growth Opportunities Portfolio, Initial Class	Fidelity VIP Growth Portfolio, Initial Class	Fidelity VIP High Income Portfolio, Initial Class	Fidelity VIP Index 500 Portfolio, Initial Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$44,881	$(181)	$44,760	$(385)	$(489)	$928	$(750)
Net realized gain (loss) on investments	167,626	1,924	-	1,785	8,345	(95)	96,104
Change in net unrealized appreciation (depreciation) on investments	264,169	2,180	-	7,062	543	606	(63,225)

Net increase (decrease) in net assets resulting from operations	476,676	3,923	44,760	8,462	8,399	1,439	32,129

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	(2)	-	(5)	(9)	(5)
Contract owners' benefits	(1,615)	-	(322,279)	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(259,960)	(1)	2,090,488	(2,398)	(539)	(247)	(129,475)

Increase (decrease) in net assets resulting from Contract transactions	(261,575)	(1)	1,768,207	(2,398)	(544)	(256)	(129,480)

Total increase (decrease) in net assets	215,101	3,922	1,812,967	6,064	7,855	1,183	(97,351)

NET ASSETS:
Beginning of period	3,303,014	12,281	28,636	23,960	29,410	19,333	181,369

End of period	$3,518,115	$16,203	$1,841,603	$30,024	$37,265	$20,516	$84,018

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	Fidelity VIP Investment Grade Bond Portfolio, Initial Class	Fidelity VIP Overseas Portfolio, Initial Class	First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I	Franklin Income VIP Fund, Class 4	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	Goldman Sachs VIT U.S. Equity Insights Fund, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,042)	$260	$11	$(32)	$16,203	$204	$(76)
Net realized gain (loss) on investments	2,489	(23)	217	438	(25,338)	(399)	1,455
Change in net unrealized appreciation (depreciation) on investments	12,263	(191)	(67)	361	35,029	589	907

Net increase (decrease) in net assets resulting from operations	13,710	46	161	767	25,894	394	2,286

CONTRACT TRANSACTIONS:
Contract owners' net payments	750	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(6,534)	(1)	-	(42,532)	(300,001)	(16,090)	(1)

Increase (decrease) in net assets resulting from Contract transactions	(5,784)	(1)	-	(42,532)	(300,001)	(16,090)	(1)

Total increase (decrease) in net assets	7,926	45	161	(41,765)	(274,107)	(15,696)	2,285

NET ASSETS:
Beginning of period	199,323	12,353	4,504	47,674	671,093	29,859	8,631

End of period	$207,249	$12,398	$4,665	$5,909	$396,986	$14,163	$10,916

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. EQV International Equity Fund, Series II	Invesco V.I. Global Real Estate Fund, Series II	Invesco V.I. Growth and Income Fund, Series II	Invesco V.I. International Growth Fund, Series II	Invesco V.I. Main Street Small Cap Fund, Series II	Invesco V.I. Small Cap Equity Fund, Series II	Janus Henderson VIT Balanced Portfolio, Service Shares
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$2,351	$486	$5,740	$(834)	$(4,000)	$(188)	$19,994
Net realized gain (loss) on investments	913	(1,362)	41,998	6,181	28,792	805	11,643
Change in net unrealized appreciation (depreciation) on investments	(3,411)	(303)	64,378	(8,217)	27,543	1,744	168,293

Net increase (decrease) in net assets resulting from operations	(147)	(1,179)	112,116	(2,870)	52,335	2,361	199,930

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	975	-	-	-	525
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(2,923)	(6,212)	(129,293)	-	(21,248)	(1)	(33,957)

Increase (decrease) in net assets resulting from Contract transactions	(2,923)	(6,212)	(128,318)	-	(21,248)	(1)	(33,432)

Total increase (decrease) in net assets	(3,070)	(7,391)	(16,202)	(2,870)	31,087	2,360	166,498

NET ASSETS:
Beginning of period	208,444	38,664	799,557	95,963	439,567	14,358	1,363,016

End of period	$205,374	$31,273	$783,355	$93,093	$470,654	$16,718	$1,529,514

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Janus Henderson VIT Enterprise Portfolio, Service Shares	Janus Henderson VIT Flexible Bond Portfolio, Service Shares	Janus Henderson VIT Overseas Portfolio, Institutional Shares	Lord Abbett Series Fund Developing Growth Portfolio, Class VC	LVIP American Century Inflation Protection Fund, Service Class	LVIP American Century Mid Cap Value Fund, Service Class	LVIP American Century Value Fund, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,884)	$4,914	$(2)	$(26)	$2,050	$4,206	$3,491
Net realized gain (loss) on investments	45,800	(60,144)	18	7	(8,618)	16,746	30,660
Change in net unrealized appreciation (depreciation) on investments	74,459	64,686	246	5,491	7,075	7,231	(9,769)

Net increase (decrease) in net assets resulting from operations	117,375	9,456	262	5,472	507	28,183	24,382

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	375	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(93,089)	(277,684)	1	1	(47,380)	(109,120)	(107,839)

Increase (decrease) in net assets resulting from Contract transactions	(93,089)	(277,684)	1	1	(47,380)	(108,745)	(107,839)

Total increase (decrease) in net assets	24,286	(268,228)	263	5,473	(46,873)	(80,562)	(83,457)

NET ASSETS:
Beginning of period	801,400	352,396	5,954	25,020	118,529	414,953	255,692

End of period	$825,686	$84,168	$6,217	$30,493	$71,656	$334,391	$172,235

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP JPMorgan Small Cap Core Fund, Service Class	LVIP Nomura U.S. REIT Fund, Service Class	MFS VIT II Blended Research Core Equity Portfolio, Service Class	MFS VIT II International Growth Portfolio, Service Class	MFS VIT II Technology Portfolio, Service Class	MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class	Neuberger Berman AMT Quality Equity Portfolio, Class S
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(154)	$426	$64	$(37)	$(12,334)	$(157)	$(2,090)
Net realized gain (loss) on investments	6,172	1,881	8,101	23	179,275	(4,021)	9,482
Change in net unrealized appreciation (depreciation) on investments	(3,393)	690	3,573	697	219,142	4,726	28,986

Net increase (decrease) in net assets resulting from operations	2,625	2,997	11,738	683	386,083	548	36,378

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	825	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(31,148)	(11,443)	(37,237)	-	(319,318)	(20,235)	(909)

Increase (decrease) in net assets resulting from Contract transactions	(31,148)	(11,443)	(37,237)	-	(318,493)	(20,235)	(909)

Total increase (decrease) in net assets	(28,523)	(8,446)	(25,499)	683	67,590	(19,687)	35,469

NET ASSETS:
Beginning of period	31,931	40,689	63,285	9,151	1,229,247	40,453	151,363

End of period	$3,408	$32,243	$37,786	$9,834	$1,296,837	$20,766	$186,832

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Nomura VIP Emerging Markets Series, Service Class	Nomura VIP Energy Series, Service Class	Nomura VIP International Core Equity Series, Service Class	Nomura VIP Small Cap Value Series, Service Class	NVIT Fidelity Institutional AM Emerging Markets Fund, Class D	PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class	PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$767	$210	$71	$(370)	$(3)	$418	$54
Net realized gain (loss) on investments	(7,470)	3,995	(106)	6,356	4	(11,319)	(19)
Change in net unrealized appreciation (depreciation) on investments	10,318	(3,975)	-	9,281	197	12,308	(315)

Net increase (decrease) in net assets resulting from operations	3,615	230	(35)	15,267	198	1,407	(280)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(33,308)	(8,059)	35	(2,825)	1	(36,041)	-

Increase (decrease) in net assets resulting from Contract transactions	(33,308)	(8,059)	35	(2,825)	1	(36,041)	-

Total increase (decrease) in net assets	(29,693)	(7,829)	-	12,442	199	(34,634)	(280)

NET ASSETS:
Beginning of period	57,507	8,882	-	160,870	4,402	88,573	3,880

End of period	$27,814	$1,053	$-	$173,312	$4,601	$53,939	$3,600

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	PIMCO VIT Low Duration Portfolio, Advisor Class	PIMCO VIT Real Return Portfolio, Advisor Class	PIMCO VIT Short-Term Portfolio, Advisor Class	PIMCO VIT Total Return Portfolio, Advisor Class	Putnam VT Core Equity Fund, Class IB	Putnam VT Focused International Equity Fund, Class IB	Putnam VT Income Fund, Class IB
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,476	$214	$3,406	$8,716	$(174)	$25	$(24)
Net realized gain (loss) on investments	(21,973)	(6,554)	(303)	(85,007)	1,805	(24)	(2,533)
Change in net unrealized appreciation (depreciation) on investments	20,892	6,177	1,032	77,830	4,751	123	2,478

Net increase (decrease) in net assets resulting from operations	2,395	(163)	4,135	1,539	6,382	124	(79)

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	(238,197)	(29,092)	22,113	(298,443)	(811)	-	(8,946)

Increase (decrease) in net assets resulting from Contract transactions	(238,197)	(29,092)	22,113	(298,443)	(811)	-	(8,946)

Total increase (decrease) in net assets	(235,802)	(29,255)	26,248	(296,904)	5,571	124	(9,025)

NET ASSETS:
Beginning of period	259,058	34,064	76,827	495,677	24,999	6,039	9,025

End of period	$23,256	$4,809	$103,075	$198,773	$30,570	$6,163	$-

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Putnam VT International Equity Fund, Class IB	Putnam VT Large Cap Growth Fund, Class IB	Putnam VT Large Cap Value Fund, Class IB	Putnam VT Mortgage Securities Fund, Class IB	Putnam VT Small Cap Growth Fund, Class IB	Putnam VT Small Cap Value Fund, Class IB	T. Rowe Price Blue Chip Growth Portfolio, Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$278	$(7,648)	$(70)	$157	$(225)	$61	$(25,803)
Net realized gain (loss) on investments	22	136,131	2,730	1	2,097	1,847	531,784
Change in net unrealized appreciation (depreciation) on investments	107	67,005	6,323	(57)	2,975	609	632,454

Net increase (decrease) in net assets resulting from operations	407	195,488	8,983	101	4,847	2,517	1,138,435

CONTRACT TRANSACTIONS:
Contract owners' net payments	-	-	-	-	-	-	1,200
Contract maintenance charges	-	-	-	-	-	-	-
Contract owners' benefits	-	-	-	-	-	-	-
Net transfers (to) from the Company and/or Subaccounts	74	(284,136)	-	-	(17,154)	(3,205)	(1,113,672)

Increase (decrease) in net assets resulting from Contract transactions	74	(284,136)	-	-	(17,154)	(3,205)	(1,112,472)

Total increase (decrease) in net assets	481	(88,648)	8,983	101	(12,307)	(688)	25,963

NET ASSETS:
Beginning of period	17,643	779,643	50,715	2,886	29,198	51,405	3,822,242

End of period	$18,124	$690,995	$59,698	$2,987	$16,891	$50,717	$3,848,205

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Continued)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	T. Rowe Price Health Sciences Portfolio, Class II	VanEck VIP Global Resources Fund, Class S
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(6,415)	$829
Net realized gain (loss) on investments	83,749	7,518
Change in net unrealized appreciation (depreciation) on investments	(65,902)	(9,552)

Net increase (decrease) in net assets resulting from operations	11,432	(1,205)

CONTRACT TRANSACTIONS:
Contract owners' net payments	1,200	-
Contract maintenance charges	-	-
Contract owners' benefits	-	-
Net transfers (to) from the Company and/or Subaccounts	(159,440)	(33,104)

Increase (decrease) in net assets resulting from Contract transactions	(158,240)	(33,104)

Total increase (decrease) in net assets	(146,808)	(34,309)

NET ASSETS:
Beginning of period	645,822	85,823

End of period	$499,014	$51,514

Note: Totals may not appear to foot/crossfoot due to rounding.

Note 2: See note 1, Organization, for periods presented, if applicable.

(Concluded)

See accompanying notes to financial statements.

VARIABLE ANNUITY-2 SERIES ACCOUNT

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2025

1.	ORGANIZATION

Effective August 1, 2022, Great West Life & Annuity Insurance Company of New York is now known as Empower Life & Annuity Insurance Company of New York (the Company). The Variable Annuity-2 Series Account (the Separate Account), a Separate Account of the Company, is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with regulations of the New York State Department of Financial Services. It was established to receive and invest premium payments under individual variable annuity Contracts issued by the Company.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts (the “Contracts”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable annuity Contracts; it consists of a number of Subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Contract owners based on the number and value of their accumulation units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Retirement Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

If available under their Contract for investment, Contract owners may allocate some or all of the applicable net payments or transfer some or all of the Contract value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Contract owners' net payments are allocated to the Subaccounts in accordance with Contract owner instructions and are recorded as Contract owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Contract values under the Contracts.

The following is a list of the variable annuity products funded by the Separate Account:

Smart Track NY

Smart Track II NY

Smart Track II – 5 Year NY

Smart Track Advisor NY

Varifund NY

For the years or periods ended December 31, 2025 and 2024, the Separate Account offered up to 152 available Subaccount investment options, as follows:

Alger Capital Appreciation Portfolio, Class I-2

Alger Large Cap Growth Portfolio, Class I-2

Alger Mid Cap Growth Portfolio, Class I-2

Alger Small Cap Growth Portfolio, Class I-2

ALPS Alerian Energy Infrastructure Portfolio, Class III

ALPS Global Opportunity Portfolio, Class III

American Funds IS Capital World Growth and Income Fund, Class 4

American Funds IS Growth Fund, Class 4

American Funds IS Growth-Income Fund, Class 4

American Funds IS International Fund, Class 4

American Funds IS New World Fund, Class 4

American Funds IS Washington Mutual Investors Fund, Class 4

BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III

BlackRock Global Allocation V.I. Fund, Class III

BlackRock High Yield V.I. Fund, Class III

BNY Mellon IP Technology Growth Portfolio, Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares

BNY Mellon VIF Appreciation Portfolio, Initial Shares *

BNY Mellon VIF Appreciation Portfolio, Service Shares *

BNY Mellon VIF Growth and Income Portfolio, Initial Shares

ClearBridge Variable Large Cap Growth Portfolio, Class II

ClearBridge Variable Mid Cap Portfolio, Class II

ClearBridge Variable Small Cap Growth Portfolio, Class II

Columbia VP Seligman Global Technology Fund, Class 1

Columbia VP Small Cap Value Fund, Class 2 *

Columbia VP Strategic Income Fund, Class 2 *

Delaware VIP International Series, Service Class(a)

Dimensional VA Equity Allocation Portfolio, Institutional

Dimensional VA Global Bond Portfolio, Institutional *

Dimensional VA Global Moderate Allocation Portfolio, Institutional

Dimensional VA International Small Portfolio, Institutional

Dimensional VA International Value Portfolio, Institutional

Dimensional VA Short-Term Fixed Portfolio, Institutional *

Dimensional VA US Large Value Portfolio, Institutional

Dimensional VA US Targeted Value Portfolio, Institutional(a)

DWS Capital Growth VIP, Class B(a)

DWS CROCI U.S. VIP, Class B *(a)

DWS Global Small Cap VIP, Class B *(a)

DWS Small Mid Cap Value VIP, Class B *

Eaton Vance VT Floating-Rate Income Fund, Initial Class

Empower Aggressive Profile Fund, Investor Class

Empower Ariel Mid Cap Value Fund, Investor Class(a)

Empower Bond Index Fund, Investor Class

Empower Conservative Profile Fund, Class L

Empower Conservative Profile Fund, Investor Class

Empower Core Bond Fund, Investor Class

Empower Emerging Markets Equity Fund, Investor Class

Empower Global Bond Fund, Investor Class

Empower Government Money Market Fund, Investor Class(a)

Empower High Yield Bond Fund, Investor Class

Empower Inflation-Protected Securities Fund, Investor Class

Empower International Growth Fund, Investor Class

Empower International Index Fund, Investor Class

Empower International Value Fund, Investor Class

Empower Large Cap Growth Fund, Investor Class

Empower Large Cap Value Fund, Investor Class

Empower Lifetime 2015 Fund, Investor Class *

Empower Lifetime 2020 Fund, Investor Class

Empower Lifetime 2025 Fund, Investor Class

Empower Lifetime 2030 Fund, Investor Class

Empower Lifetime 2035 Fund, Investor Class

Empower Lifetime 2040 Fund, Investor Class

Empower Lifetime 2045 Fund, Investor Class *

Empower Lifetime 2050 Fund, Investor Class *

Empower Lifetime 2055 Fund, Investor Class *

Empower Mid Cap Value Fund, Investor Class

Empower Moderate Profile Fund, Class L

Empower Moderate Profile Fund, Investor Class

Empower Moderately Aggressive Profile Fund, Investor Class

Empower Moderately Conservative Profile Fund, Class L

Empower Moderately Conservative Profile Fund, Investor Class

Empower Multi-Sector Bond Fund, Investor Class

Empower Real Estate Index Fund, Investor Class

Empower S&P 500 Index Fund, Investor Class

Empower S&P Mid Cap 400 Index Fund, Investor Class

Empower S&P Small Cap 600 Index Fund, Investor Class

Empower SecureFoundation Balanced Fund, Class L

Empower Short Duration Bond Fund, Investor Class

Empower Small Cap Growth Fund, Investor Class

Empower Small Cap Value Fund, Investor Class

Empower T. Rowe Price Mid Cap Growth Fund, Investor Class

Empower U.S. Government Securities Fund, Investor Class

Federated Hermes High Income Bond Fund II, Service Shares

Fidelity VIP Asset Manager 50% Portfolio, Initial Class(a)

Fidelity VIP Balanced Portfolio, Service Class 2

Fidelity VIP Contrafund Portfolio, Initial Class

Fidelity VIP Government Money Market Portfolio, Initial Class

Fidelity VIP Growth Opportunities Portfolio, Initial Class

Fidelity VIP Growth Portfolio, Initial Class

Fidelity VIP High Income Portfolio, Initial Class

Fidelity VIP Index 500 Portfolio, Initial Class

Fidelity VIP International Capital Appreciation Portfolio, Service Class 2

Fidelity VIP Investment Grade Bond Portfolio, Initial Class

Fidelity VIP Overseas Portfolio, Initial Class

First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I

Franklin Income VIP Fund, Class 4

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio(a)

Goldman Sachs VIT U.S. Equity Insights Fund, Service Class

Invesco V.I. Core Equity Fund, Series II *

Invesco V.I. Core Plus Bond Fund, Series II *

Invesco V.I. EQV International Equity Fund, Series II

Invesco V.I. Global Real Estate Fund, Series II

Invesco V.I. Growth and Income Fund, Series II

Invesco V.I. International Growth Fund, Series II(a)

Invesco V.I. Main Street Small Cap Fund, Series II

Invesco V.I. Small Cap Equity Fund, Series II

Janus Henderson VIT Balanced Portfolio, Service Shares

Janus Henderson VIT Enterprise Portfolio, Service Shares

Janus Henderson VIT Flexible Bond Portfolio, Service Shares

Janus Henderson VIT Mid Cap Value Portfolio, Service Shares *

Janus Henderson VIT Overseas Portfolio, Institutional Shares

Janus Henderson VIT Overseas Portfolio, Service Shares *

Lazard Retirement US Small Cap Equity Select Portfolio, Service Shares *

Lord Abbett Series Fund Developing Growth Portfolio, Class VC

LVIP American Century Inflation Protection Fund, Service Class(a)

LVIP American Century Mid Cap Value Fund, Service Class(a)

LVIP American Century Value Fund, Service Class(a)

LVIP JPMorgan Small Cap Core Fund, Service Class

LVIP Nomura U.S. REIT Fund, Service Class(a)

MFS VIT II Blended Research Core Equity Portfolio, Service Class

MFS VIT II International Growth Portfolio, Service Class

MFS VIT II Technology Portfolio, Service Class

MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class

Morgan Stanley VIF Discovery Portfolio, Class II *

Neuberger Berman AMT Quality Equity Portfolio, Class S(a)

Nomura VIP Emerging Markets Series, Service Class(a)

Nomura VIP Energy Series, Service Class(a)

Nomura VIP International Core Equity Series, Service Class(a)

Nomura VIP Small Cap Value Series, Service Class(a)

NVIT Fidelity Institutional AM Emerging Markets Fund, Class D(a)

PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class

PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class

PIMCO VIT Low Duration Portfolio, Advisor Class

PIMCO VIT Real Return Portfolio, Advisor Class

PIMCO VIT Short-Term Portfolio, Advisor Class

PIMCO VIT Total Return Portfolio, Advisor Class

Putnam VT Core Equity Fund, Class IB

Putnam VT Emerging Markets Equity Fund, Class IB *

Putnam VT Focused International Equity Fund, Class IB

Putnam VT Global Asset Allocation Fund, Class IB *

Putnam VT Income Fund, Class IB

Putnam VT International Equity Fund, Class IB

Putnam VT International Value Fund, Class IB *

Putnam VT Large Cap Growth Fund, Class IB

Putnam VT Large Cap Value Fund, Class IB

Putnam VT Mortgage Securities Fund, Class IB

Putnam VT Research Fund, Class IB *

Putnam VT Small Cap Growth Fund, Class IB

Putnam VT Small Cap Value Fund, Class IB

T. Rowe Price Blue Chip Growth Portfolio, Class II

T. Rowe Price Health Sciences Portfolio, Class II

VanEck VIP Global Resources Fund, Class S

* Contract owners held no investments in this Subaccount during 2025 or 2024. As such, no financial statements or notes are presented for this Subaccount.

(a) See Subaccount Changes tables below

Subaccount Changes: Name Changes

During 2025 and 2024, the following Subaccounts changed their names:

Previous Name	New Name	Date of Change
Fidelity VIP Asset Manager Portfolio, Initial Class	Fidelity VIP Asset Manager 50% Portfolio, Initial Class	April 30, 2025
Invesco Oppenheimer V.I. International Growth Fund, Series II	Invesco V.I. International Growth Fund, Series II	August 22, 2025
LVIP Delaware US REIT Fund, Service Class	LVIP Macquarie US REIT Fund, Service Class	May 1, 2024
LVIP Macquarie US REIT Fund, Service Class	LVIP Nomura U.S. REIT Fund, Service Class	December 1, 2025
Delaware VIP Emerging Markets, Service Class	Macquarie VIP Emerging Markets Series, Service Class	May 1, 2024

Delaware Ivy VIP Energy, Class II	Macquarie VIP Energy Series, Service Class	May 1, 2024
Delaware Ivy VIP International Core Equity Series, Service Class	Macquarie VIP International Core Equity Series, Service Class	May 1, 2024
Delaware VIP Small Cap Value Series, Service Class	Macquarie VIP Small Cap Value Series, Service Class	May 1, 2024
Neuberger Berman AMT Sustainable Equity Portfolio, Class S	Neuberger Berman AMT Quality Equity Portfolio, Class S	July 28, 2025
Macquarie VIP Emerging Markets Series, Service Class	Nomura VIP Emerging Markets Series, Service Class	December 1, 2025
Macquarie VIP Energy Series, Service Class	Nomura VIP Energy Series, Service Class	December 1, 2025
Macquarie VIP International Core Equity Series, Service Class	Nomura VIP International Core Equity Series, Service Class	December 1, 2025
Macquarie VIP Small Cap Value Series, Service Class	Nomura VIP Small Cap Value Series, Service Class	December 1, 2025
NVIT Emerging Markets Fund, Class D	NVIT Fidelity Institutional AM Emerging Markets Fund, Class D	March 3, 2025

Subaccount Changes: Mergers

During 2024, the following Subaccounts were merged:

Original Subaccount	Merged Into	Date of Merger
Delaware VIP International Series, Service Class	Delaware Ivy VIP International Core Equity Series, Service Class	April 26, 2024
Empower Ariel Mid Cap Value Fund, Investor Class	Empower Mid Cap Value Fund, Investor Class	October 25, 2024

Subaccount Changes: Reorganizations

During 2024, the following Subaccounts were reorganized:

Previous Name	New Name	Date of Reorganization
American Century Investments VP Inflation Protection Fund, Class II	LVIP American Century Inflation Protection Fund, Service Class	April 26, 2024
American Century Investments VP Mid Cap Value Fund, Class II	LVIP American Century Mid Cap Value Fund, Service Class	April 26, 2024
American Century Investments VP Value Fund, Class II	LVIP American Century Value Fund, Service Class	April 26, 2024

Subaccount Changes: Liquidations

During 2025 and 2024, the following Subaccounts were liquidated:

Subaccount Name	Date of Liquidation
DWS Capital Growth VIP, Class B	June 17, 2024
DWS CROCI U.S. VIP, Class B	June 17, 2024
DWS Global Small Cap VIP, Class B	June 17, 2024
Empower Government Money Market Fund, Investor Class	June 14, 2024
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	April 10, 2025

Subaccount Change: Trading Commencement

During 2024, the following Subaccount commenced trading:

Subaccount Name	Date Trading Commenced
Dimensional VA US Targeted Value Portfolio, Institutional	January 22, 2025
Nomura VIP International Core Equity Series, Service Class	April 26, 2024

The financial statements are presented based on the periods noted in the above Subaccount Changes tables which may result in the exclusion from certain financial statements.

Each product within the Separate Account is unique; as such, all Subaccounts available for investment within the Separate Account may not be available for investment under each product.

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Contracts and the fund manager

Receivables and payables from (to) the Contracts and the fund manager include trading activity initiated at the Contract level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with Subaccounts’ designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Contracts in the annuity payout period

Net assets allocated to Contracts in the annuity period are computed according to the Annuity 2000 Mortality Table with an assumed investment return of 5%. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company for the calculated or excess differential. Any adjustments to these amounts are reflected in net transfers (to) from the Company and/or Subaccounts on the Statements of Changes in Net Assets of the applicable Subaccounts.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using the first-in-first-out (FIFO) basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and/or Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Contracts, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2025. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Contracts.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and notes of the underlying Subaccounts identified in note 1, Organization.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended (as designated in note 1, Organization, if applicable) December 31, 2025 were as follows:

Subaccount	Purchases	Sales
Alger Capital Appreciation Portfolio, Class I-2	$48,967	$3,733
Alger Large Cap Growth Portfolio, Class I-2	10,260	1,656
Alger Mid Cap Growth Portfolio, Class I-2	-	400
Alger Small Cap Growth Portfolio, Class I-2	500	554
ALPS Alerian Energy Infrastructure Portfolio, Class III	9,895	9,295
ALPS Global Opportunity Portfolio, Class III	8,307	1,686
American Funds IS Capital World Growth and Income Fund, Class 4	8,473	235,286
American Funds IS Growth Fund, Class 4	128,455	584,010
American Funds IS Growth-Income Fund, Class 4	78,459	635,340
American Funds IS International Fund, Class 4	3,357	155,118
American Funds IS New World Fund, Class 4	145,803	164,649
American Funds IS Washington Mutual Investors Fund, Class 4	119,471	37,773
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	14,445	576
BlackRock Global Allocation V.I. Fund, Class III	111,697	174,471
BlackRock High Yield V.I. Fund, Class III	64,117	88,821
BNY Mellon IP Technology Growth Portfolio, Service Shares	53,002	853
BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares	1,188	539
ClearBridge Variable Large Cap Growth Portfolio, Class II	26,347	66,332
ClearBridge Variable Mid Cap Portfolio, Class II	1,784	3,612
ClearBridge Variable Small Cap Growth Portfolio, Class II	17,516	144,594
Columbia VP Seligman Global Technology Fund, Class 1	73,253	19,204
Dimensional VA Equity Allocation Portfolio, Institutional	38,340	56,626
Dimensional VA Global Moderate Allocation Portfolio, Institutional	6,280	10,551
Dimensional VA International Small Portfolio, Institutional	1,899	3,883
Dimensional VA International Value Portfolio, Institutional	49,911	5,893
Dimensional VA US Large Value Portfolio, Institutional	14,790	2,968
Dimensional VA US Targeted Value Portfolio, Institutional	10,230	46
Eaton Vance VT Floating-Rate Income Fund, Initial Class	29,070	6,024
Empower Aggressive Profile Fund, Investor Class	-	759
Empower Bond Index Fund, Investor Class	79,720	35,614
Empower Conservative Profile Fund, Class L	10,519	217,901
Empower Conservative Profile Fund, Investor Class	9,999	256,261
Empower Core Bond Fund, Investor Class	6,037	97,172
Empower Emerging Markets Equity Fund, Investor Class	324	71
Empower Global Bond Fund, Investor Class	1,670	9,263
Empower High Yield Bond Fund, Investor Class	5,255	96,890
Empower Inflation-Protected Securities Fund, Investor Class	387	650
Empower International Growth Fund, Investor Class	1,024	188
Empower International Index Fund, Investor Class	64,773	223,671
Empower International Value Fund, Investor Class	9,640	44,563
Empower Large Cap Growth Fund, Investor Class	54,406	4,920
Empower Large Cap Value Fund, Investor Class	3,347	8,718
Empower Lifetime 2020 Fund, Investor Class	14,785	10,643
Empower Lifetime 2025 Fund, Investor Class	24,264	23,364
Empower Lifetime 2030 Fund, Investor Class	9,753	19,725

Subaccount	Purchases		Sales
Empower Lifetime 2035 Fund, Investor Class	$19,580		$43,597
Empower Lifetime 2040 Fund, Investor Class	119		2,724
Empower Mid Cap Value Fund, Investor Class	972		32,751
Empower Moderate Profile Fund, Class L	287,310		2,162,643
Empower Moderate Profile Fund, Investor Class	157,493		159,598
Empower Moderately Aggressive Profile Fund, Investor Class	46,142		2,406
Empower Moderately Conservative Profile Fund, Class L	108,025		317,016
Empower Moderately Conservative Profile Fund, Investor Class	32,025		191,107
Empower Multi-Sector Bond Fund, Investor Class	89,757		62,610
Empower Real Estate Index Fund, Investor Class	3,142		45,805
Empower S&P 500 Index Fund, Investor Class	200,130		1,759,946
Empower S&P Mid Cap 400 Index Fund, Investor Class	52,412		416,006
Empower S&P Small Cap 600 Index Fund, Investor Class	90,044		383,095
Empower SecureFoundation Balanced Fund, Class L	595,705		1,822,962
Empower Short Duration Bond Fund, Investor Class	40,440		66,830
Empower Small Cap Growth Fund, Investor Class	10,739		252
Empower Small Cap Value Fund, Investor Class	1,460		11,415
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	12,680		202,135
Empower U.S. Government Securities Fund, Investor Class	12,406		33,775
Federated Hermes High Income Bond Fund II, Service Shares	6,128		51,564
Fidelity VIP Asset Manager 50% Portfolio, Initial Class	6,538		11,956
Fidelity VIP Balanced Portfolio, Service Class 2	243,764		63,959
Fidelity VIP Contrafund Portfolio, Initial Class	2,894		245
Fidelity VIP Government Money Market Portfolio, Initial Class	2,168,818		1,525,362
Fidelity VIP Growth Opportunities Portfolio, Initial Class	489		3,574
Fidelity VIP Growth Portfolio, Initial Class	5,177		1,209
Fidelity VIP High Income Portfolio, Initial Class	1,390		546
Fidelity VIP Index 500 Portfolio, Initial Class	1,586		1,733
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	846		162,795
Fidelity VIP Investment Grade Bond Portfolio, Initial Class	459		179
Fidelity VIP Overseas Portfolio, Initial Class	563		74
First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I	478		72
Franklin Income VIP Fund, Class 4	23,969		39,154
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	0	*	14,074
Goldman Sachs VIT U.S. Equity Insights Fund, Service Class	3,426		152
Invesco V.I. EQV International Equity Fund, Series II	13,643		46,970
Invesco V.I. Global Real Estate Fund, Series II	554		3,164
Invesco V.I. Growth and Income Fund, Series II	70,031		66,892
Invesco V.I. International Growth Fund, Series II	8,356		78,371
Invesco V.I. Main Street Small Cap Fund, Series II	6,932		420,038
Invesco V.I. Small Cap Equity Fund, Series II	852		204
Janus Henderson VIT Balanced Portfolio, Service Shares	68,428		219,207
Janus Henderson VIT Enterprise Portfolio, Service Shares	84,863		262,455
Janus Henderson VIT Flexible Bond Portfolio, Service Shares	3,910		1,385
Janus Henderson VIT Overseas Portfolio, Institutional Shares	102		99
Lord Abbett Series Fund Developing Growth Portfolio, Class VC	59		77
LVIP American Century Inflation Protection Fund, Service Class	6,476		18,018
LVIP American Century Mid Cap Value Fund, Service Class	10,763		239,117
LVIP American Century Value Fund, Service Class	10,561		69,163

Subaccount	Purchases	Sales
LVIP JPMorgan Small Cap Core Fund, Service Class	$269	$401
LVIP Nomura U.S. REIT Fund, Service Class	209	24,595
MFS VIT II Blended Research Core Equity Portfolio, Service Class	9,015	17,761
MFS VIT II International Growth Portfolio, Service Class	694	132
MFS VIT II Technology Portfolio, Service Class	164,576	343,139
MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class	392	16,294
Neuberger Berman AMT Quality Equity Portfolio, Class S	11,790	3,255
Nomura VIP Emerging Markets Series, Service Class	577	2,038
Nomura VIP Energy Series, Service Class	11	13
Nomura VIP Small Cap Value Series, Service Class	12,542	126,082
NVIT Fidelity Institutional AM Emerging Markets Fund, Class D	17	74
PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class	1,846	1,204
PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class	118	45
PIMCO VIT Low Duration Portfolio, Advisor Class	1,675	6,262
PIMCO VIT Real Return Portfolio, Advisor Class	162	60
PIMCO VIT Short-Term Portfolio, Advisor Class	7,284	22,803
PIMCO VIT Total Return Portfolio, Advisor Class	2,494	154,942
Putnam VT Core Equity Fund, Class IB	2,838	1,185
Putnam VT Focused International Equity Fund, Class IB	228	87
Putnam VT International Equity Fund, Class IB	1,516	5,485
Putnam VT Large Cap Growth Fund, Class IB	219,257	63,084
Putnam VT Large Cap Value Fund, Class IB	5,151	767
Putnam VT Mortgage Securities Fund, Class IB	258	38
Putnam VT Small Cap Growth Fund, Class IB	1,168	206
Putnam VT Small Cap Value Fund, Class IB	4,925	401
T. Rowe Price Blue Chip Growth Portfolio, Class II	354,581	1,471,348
T. Rowe Price Health Sciences Portfolio, Class II	12,426	212,383
VanEck VIP Global Resources Fund, Class S	1,545	701

* The Subaccount has dollars that round to less than one.

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended (as designated in note 1, Organization, if applicable) December 31, 2025 and 2024 were as follows:

	2025				2024
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed		Net Increase (Decrease)
Alger Capital Appreciation Portfolio, Class I-2	-		-	-	-		-		-
Alger Large Cap Growth Portfolio, Class I-2	-		2	(2)	4		477		(473)
Alger Mid Cap Growth Portfolio, Class I-2	-		1	(1)	-		2		(2)
Alger Small Cap Growth Portfolio, Class I-2	-		-	-	-		-		-
ALPS Alerian Energy Infrastructure Portfolio, Class III	-		402	(402)	-		1,852		(1,852)
ALPS Global Opportunity Portfolio, Class III	6		24	(18)	-		1,353		(1,353)
American Funds IS Capital World Growth and Income Fund, Class 4	14		13,133	(13,119)	-		25,276		(25,276)
American Funds IS Growth Fund, Class 4	2,317		18,781	(16,464)	0	*	48,455		(48,455)
American Funds IS Growth-Income Fund, Class 4	1,012		29,484	(28,472)	-		13,870		(13,870)
American Funds IS International Fund, Class 4	12		12,340	(12,328)	1		1,755		(1,754)
American Funds IS New World Fund, Class 4	6,462		9,915	(3,453)	-		16		(16)
American Funds IS Washington Mutual Investors Fund, Class 4	5,270		1,959	3,311	-		4,206		(4,206)
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III	-		-	-	-		-		-
BlackRock Global Allocation V.I. Fund, Class III	9		10,235	(10,226)	59		19,971		(19,912)
BlackRock High Yield V.I. Fund, Class III	1,717		5,871	(4,154)	16		7,536		(7,520)
BNY Mellon IP Technology Growth Portfolio, Service Shares	-		-	-	-		-		-
BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares	-		3	(3)	-		0	*	(0)*
BNY Mellon VIF Growth and Income Portfolio, Initial Shares	-		-	-	7		753		(746)
ClearBridge Variable Large Cap Growth Portfolio, Class II	-		2,086	(2,086)	922		6,055		(5,133)
ClearBridge Variable Mid Cap Portfolio, Class II	-		225	(225)	-		2,181		(2,181)
ClearBridge Variable Small Cap Growth Portfolio, Class II	44		7,347	(7,303)	164		6,854		(6,690)
Columbia VP Seligman Global Technology Fund, Class 1	-		84	(84)	-		64		(64)
Delaware VIP International Series, Service Class	-		-	-	0	*	1,539		(1,539)
Dimensional VA Equity Allocation Portfolio, Institutional	1,850		2,832	(982)	-		125		(125)
Dimensional VA Global Moderate Allocation Portfolio, Institutional	-		559	(559)	-		604		(604)
Dimensional VA International Small Portfolio, Institutional	-		256	(256)	157		12		145
Dimensional VA International Value Portfolio, Institutional	3,063		316	2,747	121		11		110
Dimensional VA US Large Value Portfolio, Institutional	95		112	(17)	87		298		(211)
Dimensional VA US Targeted Value Portfolio, Institutional	482		-	482	-		-		-
DWS Capital Growth VIP, Class B	-		-	-	-		5,410		(5,410)
Eaton Vance VT Floating-Rate Income Fund, Initial Class	1,841		416	1,425	122		15,522		(15,400)
Empower Aggressive Profile Fund, Investor Class	0	*	42	(42)	-		2,955		(2,955)

	2025				2024
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed	Net Increase (Decrease)
Empower Ariel Mid Cap Value Fund, Investor Class	-		-	-	-		530	(530)
Empower Bond Index Fund, Investor Class	6,498		3,236	3,262	1,045		12,866	(11,821)
Empower Conservative Profile Fund, Class L	-		17,334	(17,334)	13		3,345	(3,332)
Empower Conservative Profile Fund, Investor Class	297		19,502	(19,205)	-		27,691	(27,691)
Empower Core Bond Fund, Investor Class	209		8,580	(8,371)	204		37	167
Empower Emerging Markets Equity Fund, Investor Class	-		-	-	94		1,700	(1,606)
Empower Global Bond Fund, Investor Class	28		1,051	(1,023)	23		18,102	(18,079)
Empower Government Money Market Fund, Investor Class	-		-	-	52,688		218,777	(166,089)
Empower High Yield Bond Fund, Investor Class	11		6,772	(6,761)	188		6,525	(6,337)
Empower Inflation-Protected Securities Fund, Investor Class	11		51	(40)	54		1,812	(1,758)
Empower International Growth Fund, Investor Class	18		-	18	0	*	5,358	(5,358)
Empower International Index Fund, Investor Class	2,904		11,792	(8,888)	517		31,099	(30,582)
Empower International Value Fund, Investor Class	0	*	2,490	(2,490)	-		8,006	(8,006)
Empower Large Cap Growth Fund, Investor Class	-		-	-	-		3,835	(3,835)
Empower Large Cap Value Fund, Investor Class	2		373	(371)	35		4,579	(4,544)
Empower Lifetime 2020 Fund, Investor Class	-		431	(431)	-		-	-
Empower Lifetime 2025 Fund, Investor Class	-		1,049	(1,049)	-		114	(114)
Empower Lifetime 2030 Fund, Investor Class	-		1,017	(1,017)	-		1,194	(1,194)
Empower Lifetime 2035 Fund, Investor Class	-		2,370	(2,370)	-		107	(107)
Empower Lifetime 2040 Fund, Investor Class	-		144	(144)	-		153	(153)
Empower Mid Cap Value Fund, Investor Class	-		1,674	(1,674)	260		3,238	(2,978)
Empower Moderate Profile Fund, Class L	3		139,200	(139,197)	305		179,039	(178,734)
Empower Moderate Profile Fund, Investor Class	-		9,109	(9,109)	-		66,253	(66,253)
Empower Moderately Aggressive Profile Fund, Investor Class	-		10	(10)	21		4,619	(4,598)
Empower Moderately Conservative Profile Fund, Class L	0	*	22,312	(22,312)	13		49,539	(49,526)
Empower Moderately Conservative Profile Fund, Investor Class	0	*	12,120	(12,120)	-		14,186	(14,186)
Empower Multi-Sector Bond Fund, Investor Class	6,150		4,866	1,284	485		11,584	(11,099)
Empower Real Estate Index Fund, Investor Class	133		2,882	(2,749)	196		4,017	(3,821)
Empower S&P 500 Index Fund, Investor Class	6,127		52,176	(46,049)	724		129,913	(129,189)
Empower S&P Mid Cap 400 Index Fund, Investor Class	912		18,747	(17,835)	161		51,432	(51,271)
Empower S&P Small Cap 600 Index Fund, Investor Class	1,869		19,123	(17,254)	405		39,730	(39,325)
Empower SecureFoundation Balanced Fund, Class L	13,677		107,235	(93,558)	286		140,879	(140,593)
Empower Short Duration Bond Fund, Investor Class	160		4,845	(4,685)	171		3,755	(3,584)
Empower Small Cap Growth Fund, Investor Class	404		-	404	-		570	(570)
Empower Small Cap Value Fund, Investor Class	7		356	(349)	-		6,013	(6,013)
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class	150		8,534	(8,384)	38		11,932	(11,894)

	2025				2024
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed	Net Increase (Decrease)
Empower U.S. Government Securities Fund, Investor Class	-		2,962	(2,962)	-		1,803	(1,803)
Federated Hermes High Income Bond Fund II, Service Shares	-		4,040	(4,040)	131		482	(351)
Fidelity VIP Asset Manager 50% Portfolio, Initial Class	-		144	(144)	-		540	(540)
Fidelity VIP Balanced Portfolio, Service Class 2	-		2,640	(2,640)	-		14,100	(14,100)
Fidelity VIP Contrafund Portfolio, Initial Class	-		-	-	-		-	-
Fidelity VIP Government Money Market Portfolio, Initial Class	199,294		144,996	54,298	346,901		179,574	167,327
Fidelity VIP Growth Opportunities Portfolio, Initial Class	-		20	(20)	-		18	(18)
Fidelity VIP Growth Portfolio, Initial Class	-		2	(2)	-		1	(1)
Fidelity VIP High Income Portfolio, Initial Class	-		3	(3)	-		4	(4)
Fidelity VIP Index 500 Portfolio, Initial Class	-		1	(1)	2		174	(172)
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2	-		8,932	(8,932)	46		371	(325)
Fidelity VIP Investment Grade Bond Portfolio, Initial Class	-		-	-	-		-	-
Fidelity VIP Overseas Portfolio, Initial Class	-		-	-	-		-	-
First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I	-		-	-	-		3,094	(3,094)
Franklin Income VIP Fund, Class 4	-		2,155	(2,155)	-		21,107	(21,107)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio	0	*	1,280	(1,280)	-		1,582	(1,582)
Goldman Sachs VIT U.S. Equity Insights Fund, Service Class	60		-	60	-		-	-
Invesco V.I. EQV International Equity Fund, Series II	-		2,538	(2,538)	-		226	(226)
Invesco V.I. Global Real Estate Fund, Series II	-		248	(248)	-		622	(622)
Invesco V.I. Growth and Income Fund, Series II	-		2,530	(2,530)	57		6,770	(6,713)
Invesco V.I. International Growth Fund, Series II	-		5,662	(5,662)	-		-	-
Invesco V.I. Main Street Small Cap Fund, Series II	0	*	20,381	(20,381)	1,915		2,947	(1,032)
Invesco V.I. Small Cap Equity Fund, Series II	-		-	-	-		-	-
Janus Henderson VIT Balanced Portfolio, Service Shares	-		9,770	(9,770)	44		1,519	(1,475)
Janus Henderson VIT Enterprise Portfolio, Service Shares	451		9,426	(8,975)	1,825		5,104	(3,279)
Janus Henderson VIT Flexible Bond Portfolio, Service Shares	-		32	(32)	-		26,486	(26,486)
Janus Henderson VIT Overseas Portfolio, Institutional Shares	-		-	-	-		-	-
Lord Abbett Series Fund Developing Growth Portfolio, Class VC	-		-	-	-		-	-
LVIP American Century Inflation Protection Fund, Service Class	186		1,580	(1,394)	212		4,651	(4,439)
LVIP American Century Mid Cap Value Fund, Service Class	-		12,448	(12,448)	22		5,999	(5,977)
LVIP American Century Value Fund, Service Class	-		3,545	(3,545)	2,208		7,545	(5,337)
LVIP JPMorgan Small Cap Core Fund, Service Class	-		26	(26)	-		2,308	(2,308)
LVIP Nomura U.S. REIT Fund, Service Class	-		1,825	(1,825)	-		823	(823)
MFS VIT II Blended Research Core Equity Portfolio, Service Class	168		655	(487)	0	*	1,495	(1,495)
MFS VIT II International Growth Portfolio, Service Class	-		-	-	-		-	-
MFS VIT II Technology Portfolio, Service Class	281		7,166	(6,885)	1,813		10,301	(8,488)

	2025				2024
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued		Units Redeemed	Net Increase (Decrease)
MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class	-		1,065	(1,065)	-		1,311	(1,311)
Neuberger Berman AMT Quality Equity Portfolio, Class S	-		33	(33)	-		35	(35)
Nomura VIP Emerging Markets Series, Service Class	9		77	(68)	-		2,420	(2,420)
Nomura VIP Energy Series, Service Class	-		-	-	-		847	(847)
Nomura VIP International Core Equity Series, Service Class	0	*	-	0 *	1,525		1,525	-
Nomura VIP Small Cap Value Series, Service Class	-		6,436	(6,436)	-		176	(176)
NVIT Fidelity Institutional AM Emerging Markets Fund, Class D	-		-	-	-		-	-
PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class	20		38	(18)	0	*	3,607	(3,607)
PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class	-		-	-	-		-	-
PIMCO VIT Low Duration Portfolio, Advisor Class	81		575	(494)	128		22,395	(22,267)
PIMCO VIT Real Return Portfolio, Advisor Class	-		-	-	-		2,705	(2,705)
PIMCO VIT Short-Term Portfolio, Advisor Class	267		1,865	(1,598)	6,139		3,973	2,166
PIMCO VIT Total Return Portfolio, Advisor Class	0	*	14,141	(14,141)	10,801		37,539	(26,738)
Putnam VT Core Equity Fund, Class IB	-		24	(24)	-		27	(27)
Putnam VT Focused International Equity Fund, Class IB	-		-	-	-		-	-
Putnam VT Income Fund, Class IB	-		-	-	0	*	928	(928)
Putnam VT International Equity Fund, Class IB	12		298	(286)	15		11	4
Putnam VT Large Cap Growth Fund, Class IB	3,709		1,411	2,298	813		9,716	(8,903)
Putnam VT Large Cap Value Fund, Class IB	-		-	-	-		-	-
Putnam VT Mortgage Securities Fund, Class IB	-		-	-	-		-	-
Putnam VT Small Cap Growth Fund, Class IB	-		-	-	-		835	(835)
Putnam VT Small Cap Value Fund, Class IB	-		-	-	-		183	(183)
T. Rowe Price Blue Chip Growth Portfolio, Class II	2,573		43,165	(40,592)	48		39,754	(39,706)
T. Rowe Price Health Sciences Portfolio, Class II	17		11,234	(11,217)	89		7,899	(7,810)
VanEck VIP Global Resources Fund, Class S	11		24	(13)	269		3,299	(3,030)

* The Subaccount has units that round to less than one.

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by the Subaccount from either the net unit value or from the Contract as a redemption of units. Fees and charges may vary based on factors such as the product purchased, optional benefits chosen, benefit base, asset base, death benefit option elected, a Contract's total asset value, age of Contract, surrender amount, if a surrender is requested during the period specified, Subaccounts selected, transaction amount, and/or transaction frequency. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Contracts in accordance with the terms which govern each annuity, as set forth in the Contract.

The minimum and maximum Contract expenses offered by the Company may not directly equate to the minimum and maximum expense ratios by Subaccount in the Financial Highlights footnote as Contract owners across all products offered may not have invested in all available products during the current year.

Expense Type	Range
Administrative Fee
This fee is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as mortality and expense risk within the Statements of Operation.	a daily fee amounting to a per annum aggregate of 0.15% of the unit value of each Subaccount

Fund Facilitation Fee
The Company deducts a fund facilitation fee from select products that have investment balances in specific Subaccounts. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as mortality and expense risk and within the Statements of Operations.	0.35% of the average daily net assets of the Subaccounts

Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as mortality and expense risk in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.20% - 1.25% of the unit value of each Subaccount

Expenses of the Portfolios
This fee, if applicable, is assessed to provide compensation for administrative services performed in connection with the Subaccounts. Such compensation is assessed against the value of the assets invested in the relevant Subaccounts and is recorded as investment advisory expenses in the Statements of Operations.	0.00% - 0.35% annually

Deductions for Premium Taxes
This deduction is to comply with any applicable state premium and/or retaliatory taxes. The mandated amount is deducted from the payment when it is received which in turn reduces Contract owners’ net payments on the Statements of Changes in Net Assets.	0.00% - 3.50% of each payment, if applicable

Contract Maintenance Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Contract and the Separate Account. The charge is deducted annually, assessed through a redemption of units, and recorded as Contract maintenance charges in the Statements of Changes in Net Assets.	$30 annually, if applicable

Expense Type	Range
Charge for Optional Benefits (GL WB Rider)

This charge, if applicable, is assessed to reimburse the Company for costs and risks stemming from optional benefits elected by the Contract owner. The charge is deducted quarterly, assessed through a redemption of units, and recorded as Contract maintenance charges within the Statements of Changes in Net Assets.

0.65% - 1.50% of net asset base

Charges Incurred for Surrenders

This charge is assessed to reimburse the Company for the costs incurred when processing full or partial surrenders. The charge is deducted at surrender, assessed through a redemption of units, and recorded as Contract owners’ benefits within the Statements of Changes in Net Assets.

0.00% - 7.00% of amount withdrawn that exceeds the annuity’s inception-to-date investment earnings as well as the free amount

Transfer Charge

This charge is assessed to reimburse the Company for costs incurred when transferring funds. The charge is deducted upon transfer, assessed through a redemption of units, and recorded as Contract owners’ benefits within the Statements of Changes in Net Assets.

$15 - $25 per transfer, after the first 12 transfers in any calendar year

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable annuity products that are funded by the Separate Account. These products have unique combinations of features and expenses that are charged against the Contract owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Contract expenses offered by the Company, as Contract owners may not have selected all available and applicable Contract options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable annuity Contracts, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2025 is as follows:

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Alger Capital Appreciation Portfolio, Class I-2
2025	1		$457.21	$457.21	$311	0.00%	1.40%	1.40%	31.02%	31.02%
2024	1		348.95	348.95	238	0.00%	1.40%	1.40%	46.06%	46.06%
2023	1		238.90	238.90	163	0.00%	1.40%	1.40%	41.15%	41.15%
2022	1		169.25	169.25	115	0.00%	1.40%	1.40%	(39.88)%	(37.40)%
2021	1		281.55	270.39	289	0.00%	1.25%	1.40%	22.31%	17.47%
Alger Large Cap Growth Portfolio, Class I-2
2025	0	*	417.01	417.01	95	0.00%	1.40%	1.40%	28.46%	28.46%
2024	0	*	324.62	324.62	75	0.00%	1.40%	1.40%	40.89%	40.89%
2023	1		230.41	230.41	162	0.00%	1.40%	1.40%	30.83%	30.83%
2022	1		176.11	176.11	129	0.00%	1.40%	1.40%	(42.43)%	(39.51)%
2021	1		305.90	291.13	220	0.00%	1.25%	1.40%	15.88%	10.29%
Alger Mid Cap Growth Portfolio, Class I-2
2025	0	*	184.99	184.99	11	0.00%	1.40%	1.40%	15.14%	15.14%
2024	0	*	160.66	160.66	10	0.00%	1.40%	1.40%	19.38%	19.38%
2023	0	*	134.58	134.58	8	0.00%	1.40%	1.40%	21.47%	21.47%
2022	0	*	110.80	110.80	7	0.00%	1.40%	1.40%	(39.61)%	(36.96)%
2021	1		183.46	175.76	116	0.00%	1.25%	1.40%	7.26%	2.75%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Alger Small Cap Growth Portfolio, Class I-2
2025	0	*	$167.61	$167.61	$43	0.00%	1.40%	1.40%	4.44%	4.44%
2024	0	*	160.49	160.49	41	0.39%	1.40%	1.40%	6.62%	6.62%
2023	0	*	150.52	150.52	39	0.00%	1.40%	1.40%	14.88%	14.88%
2022	0	*	131.03	131.03	34	0.00%	1.40%	1.40%	(41.84)%	471.52%
2021	1		225.29	22.93	238	0.00%	0.25%	1.40%	(2.65)%	(7.18)%
ALPS Alerian Energy Infrastructure Portfolio, Class III
2025	3		21.41	21.41	62	4.20%	1.20%	1.20%	3.41%	3.41%
2024	3		20.70	20.70	68	2.97%	1.20%	1.20%	38.91%	38.91%
2023	5		14.90	14.90	77	2.36%	1.20%	1.20%	12.55%	12.55%
2022	9		13.24	13.24	117	3.59%	1.20%	1.20%	9.83%	35.33%
2021	14		12.06	9.78	162	2.06%	0.20%	1.20%	43.69%	16.62%
ALPS Global Opportunity Portfolio, Class III
2025	5		22.26	19.65	105	6.31%	0.20%	1.20%	1.16%	0.15%
2024	5		22.01	19.62	105	7.98%	0.20%	1.20%	17.77%	16.59%
2023	7		18.69	16.83	113	0.00%	0.20%	1.20%	28.54%	27.27%
2022	10		14.54	13.22	138	11.61%	0.20%	1.20%	(29.30)%	(29.76)%
2021	11		20.56	18.82	212	4.38%	0.20%	1.20%	33.75%	13.64%
American Funds IS Capital World Growth and Income Fund, Class 4
2025	7		23.22	21.29	147	1.11%	0.20%	1.20%	24.21%	22.98%
2024	20		18.70	17.31	346	1.17%	0.20%	1.20%	13.47%	12.33%
2023	45		16.48	15.41	698	1.48%	0.20%	1.20%	20.41%	19.22%
2022	63		13.68	12.93	817	2.17%	0.20%	1.20%	(17.73)%	(18.55)%
2021	63		16.63	15.87	1,008	1.48%	0.20%	1.20%	18.53%	9.00%
American Funds IS Growth Fund, Class 4
2025	5		34.21	31.69	176	0.16%	0.20%	1.20%	13.36%	18.50%
2024	22		24.55	26.74	584	0.18%	0.20%	1.20%	12.55%	29.72%
2023	70		21.81	20.61	1,451	0.18%	0.20%	1.20%	37.86%	36.50%
2022	76		15.82	15.10	1,156	0.10%	0.20%	1.20%	(30.25)%	(30.95)%
2021	79		22.69	21.87	1,738	0.06%	0.20%	1.20%	24.73%	20.23%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
American Funds IS Growth-Income Fund, Class 4
2025	7	$25.28	$23.41	$177	0.73%	0.20%	1.20%	(0.18)%	16.37%
2024	36	21.22	20.12	723	0.91%	0.40%	1.20%	23.42%	22.43%
2023	50	17.19	16.43	818	1.20%	0.40%	1.20%	25.32%	24.33%
2022	52	13.72	13.22	684	1.16%	0.40%	1.20%	(17.64)%	(17.70)%
2021	49	16.66	16.06	789	1.01%	0.20%	1.20%	26.90%	22.32%
American Funds IS International Fund, Class 4
2025	18	18.25	15.05	297	1.17%	0.20%	1.20%	26.15%	24.90%
2024	31	14.47	12.05	387	0.98%	0.20%	1.20%	2.72%	1.70%
2023	32	14.09	11.85	400	0.91%	0.20%	1.20%	15.33%	14.18%
2022	53	12.21	10.38	568	1.54%	0.20%	1.20%	(21.18)%	(20.42)%
2021	54	15.49	13.04	734	2.27%	0.20%	1.20%	13.14%	(17.43)%
American Funds IS New World Fund, Class 4
2025	17	22.09	20.60	354	1.21%	0.20%	1.20%	27.67%	26.40%
2024	20	17.31	16.29	326	1.18%	0.20%	1.20%	6.12%	5.06%
2023	20	16.31	15.51	311	0.96%	0.20%	1.20%	15.44%	14.29%
2022	31	14.13	13.57	427	1.10%	0.20%	1.20%	(24.23)%	(23.18)%
2021	32	18.65	17.66	562	0.64%	0.20%	1.20%	9.13%	1.31%
American Funds IS Washington Mutual Investors Fund, Class 4
2025	6	22.98	21.29	127	1.82%	0.20%	1.20%	12.61%	15.50%
2024	2	18.43	18.43	41	0.95%	1.20%	1.20%	17.43%	17.43%
2023	6	15.69	15.69	101	1.41%	1.20%	1.20%	15.58%	15.58%
2022	14	13.58	13.58	192	1.98%	1.20%	1.20%	(13.03)%	(9.77)%
2021	11	15.61	15.05	170	0.99%	0.20%	1.20%	30.70%	25.99%
BlackRock 60/40 Target Allocation ETF V.I. Fund, Class III
2025	15	17.13	17.13	249	2.28%	0.25%	0.25%	15.08%	15.08%
2024	15	14.89	14.89	216	2.15%	0.25%	0.25%	11.08%	11.08%
2023	15	13.40	13.40	195	1.92%	0.25%	0.25%	15.03%	15.03%
2022	15	11.65	11.65	169	1.86%	0.25%	0.25%	(15.36)%	(13.07)%
2021	15	13.77	13.40	200	1.38%	0.20%	1.20%	37.67%	34.04%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
BlackRock Global Allocation V.I. Fund, Class III
2025	48		$19.70	$17.05	$823	4.08%	0.25%	1.20%	19.21%	18.09%
2024	58		16.53	14.43	860	1.24%	0.25%	1.20%	8.65%	7.62%
2023	78		15.21	13.41	1,065	2.58%	0.25%	1.20%	12.21%	11.15%
2022	79		13.55	12.07	961	0.00%	0.25%	1.20%	(16.28)%	(17.07)%
2021	80		16.19	14.55	1,172	0.83%	0.20%	1.20%	17.00%	(4.60)%
BlackRock High Yield V.I. Fund, Class III
2025	36		15.70	14.89	559	6.50%	0.20%	1.20%	8.86%	7.78%
2024	40		14.43	13.82	572	6.71%	0.20%	1.20%	7.64%	6.56%
2023	47		13.40	12.97	632	6.31%	0.20%	1.20%	12.70%	11.58%
2022	58		11.89	11.62	688	5.05%	0.20%	1.20%	(15.93)%	(11.62)%
2021	67		14.14	13.15	901	4.28%	0.20%	1.20%	11.82%	3.65%
BNY Mellon IP Technology Growth Portfolio, Service Shares
2025	2		75.01	42.05	127	0.00%	0.25%	1.20%	27.55%	26.35%
2024	2		58.81	33.28	100	0.00%	0.25%	1.20%	25.07%	23.88%
2023	2		47.02	26.87	80	0.00%	0.25%	1.20%	58.61%	57.11%
2022	2		29.65	17.10	51	0.00%	0.25%	1.20%	(46.65)%	(47.16)%
2021	2		55.57	32.36	96	0.00%	0.25%	1.20%	63.18%	(34.57)%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc., Initial Shares
2025	0	*	146.37	146.37	15	0.26%	1.40%	1.40%	14.36%	14.36%
2024	0	*	127.99	127.99	14	0.52%	1.40%	1.40%	23.14%	23.14%
2023	0	*	103.94	103.94	11	0.72%	1.40%	1.40%	22.11%	22.11%
2022	0	*	85.12	85.12	9	0.52%	1.40%	1.40%	(27.07)%	(23.94)%
2021	0	*	116.72	111.92	12	0.74%	1.25%	1.40%	30.61%	25.23%
BNY Mellon VIF Growth and Income Portfolio, Initial Shares
2024	-		-	-	-	0.86%	1.40%	1.40%	11.19%	11.19%
2023	1		121.44	121.44	91	0.65%	1.40%	1.40%	24.93%	24.93%
2022	1		97.20	97.20	77	0.79%	1.40%	1.40%	(19.41)%	(16.00)%
2021	1		120.62	115.72	96	0.48%	1.25%	1.40%	29.13%	23.88%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
ClearBridge Variable Large Cap Growth Portfolio, Class II
2025	13	$30.44	$28.93	$384	0.00%	0.20%	1.20%	4.31%	7.06%
2024	15	29.18	27.03	418	0.00%	0.20%	1.20%	27.31%	26.03%
2023	20	22.92	21.44	440	0.00%	0.20%	1.20%	43.38%	41.96%
2022	27	15.99	15.11	413	0.00%	0.20%	1.20%	(32.55)%	(33.22)%
2021	27	23.70	22.62	620	0.00%	0.20%	1.20%	25.93%	15.84%
ClearBridge Variable Mid Cap Portfolio, Class II
2025	2	15.91	15.91	27	0.01%	1.20%	1.20%	2.84%	2.84%
2024	2	15.48	15.48	30	0.30%	1.20%	1.20%	8.41%	8.41%
2023	4	14.27	14.27	59	0.02%	1.20%	1.20%	11.28%	11.28%
2022	7	12.83	12.83	87	0.09%	1.20%	1.20%	(29.75)%	(26.39)%
2021	7	18.26	17.43	119	0.03%	0.20%	1.20%	32.93%	26.86%
ClearBridge Variable Small Cap Growth Portfolio, Class II
2025	8	22.24	19.74	169	0.00%	0.20%	1.20%	8.75%	7.67%
2024	16	20.45	18.33	291	0.00%	0.20%	1.20%	4.03%	2.98%
2023	22	19.66	17.80	401	0.00%	0.20%	1.20%	7.91%	6.84%
2022	35	18.22	16.66	589	0.00%	0.20%	1.20%	(29.69)%	(29.85)%
2021	38	25.91	23.75	918	0.00%	0.20%	1.20%	21.07%	3.53%
Columbia VP Seligman Global Technology Fund, Class 1
2025	9	112.30	112.30	991	0.00%	1.40%	1.40%	32.86%	32.86%
2024	9	84.53	84.53	753	0.00%	1.40%	1.40%	25.14%	25.14%
2023	9	67.55	67.55	606	0.00%	1.40%	1.40%	43.27%	43.27%
2022	9	47.15	47.15	426	0.00%	1.40%	1.40%	(33.76)%	(32.67)%
2021	15	71.17	70.03	1,041	0.40%	1.25%	1.40%	39.33%	35.09%
Columbia VP Strategic Income Fund, Class 2
2023	-	-	-	-	0.00%	1.20%	1.20%	2.32%	2.32%
2022	3	9.98	9.98	30	2.72%	1.20%	1.20%	(15.72)%	(12.57)%
2021	3	11.84	11.41	34	5.25%	0.20%	1.20%	4.17%	0.42%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Delaware VIP International Series, Service Class
2024	-	$-	$-	$-	2.06%	1.20%	1.20%	1.48%	1.48%
2023	2	9.76	9.76	15	1.58%	1.20%	1.20%	11.93%	11.93%
2022	3	8.90	8.72	22	1.27%	0.20%	1.20%	(16.93)%	(19.40)%
2021	4	10.71	10.82	42	0.93%	0.20%	1.20%	5.35%	6.42%
Dimensional VA Equity Allocation Portfolio, Institutional
2025	-	-	-	-	0.00%	0.55%	0.55%	5.17%	5.17%
2024	1	20.24	20.24	20	1.86%	0.55%	0.55%	14.46%	14.46%
2023	1	17.69	17.69	20	2.03%	0.55%	0.55%	19.49%	19.49%
2022	1	14.80	14.80	20	1.79%	0.55%	0.55%	(14.15)%	(13.64)%
2021	1	17.24	17.14	24	2.16%	0.55%	0.75%	23.69%	22.95%
Dimensional VA Global Moderate Allocation Portfolio, Institutional
2025	10	18.94	18.94	187	2.58%	0.55%	0.55%	14.05%	14.05%
2024	10	16.60	16.60	173	2.72%	0.55%	0.55%	11.37%	11.37%
2023	11	14.91	14.91	165	2.66%	0.55%	0.55%	14.10%	14.10%
2022	12	13.07	13.07	154	1.43%	0.55%	0.55%	(11.44)%	(10.91)%
2021	12	14.76	14.67	184	1.41%	0.55%	0.75%	13.58%	12.90%
Dimensional VA International Small Portfolio, Institutional
2025	2	16.66	16.66	28	3.31%	0.55%	0.55%	36.24%	36.24%
2024	2	12.23	12.23	23	3.50%	0.55%	0.55%	3.24%	3.24%
2023	2	11.84	11.84	21	3.19%	0.55%	0.55%	13.49%	13.49%
2022	2	10.44	10.44	18	2.60%	0.55%	0.55%	(18.09)%	(10.88)%
2021	2	12.74	11.71	21	2.58%	0.55%	1.55%	13.94%	4.71%
Dimensional VA International Value Portfolio, Institutional
2025	5	19.82	19.82	96	4.62%	0.55%	0.55%	44.84%	44.84%
2024	2	13.69	13.69	29	4.02%	0.55%	0.55%	6.03%	6.03%
2023	2	12.91	12.91	26	4.82%	0.55%	0.55%	17.21%	17.21%
2022	2	11.01	11.01	22	3.81%	0.55%	0.55%	(3.99)%	5.12%
2021	2	11.47	10.48	25	3.96%	0.55%	1.55%	17.47%	7.29%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Dimensional VA US Large Value Portfolio, Institutional
2025	9		$19.76	$19.76	$177	1.97%	0.55%	0.55%	15.19%	15.19%
2024	9		17.15	17.15	154	2.05%	0.55%	0.55%	12.76%	12.76%
2023	9		15.21	15.21	139	2.35%	0.55%	0.55%	10.32%	10.32%
2022	9		13.79	13.79	124	2.16%	0.55%	0.55%	(5.40)%	5.95%
2021	10		14.58	13.02	146	1.73%	0.55%	1.55%	26.34%	12.81%
Dimensional VA US Targeted Value Portfolio, Institutional
2025	0	*	20.24	20.24	10	2.12%	0.55%	0.55%	4.99%	4.99%
2023	-		-	-	-	0.00%	1.55%	1.55%	(5.42)%	(5.42)%
2022	1		13.27	13.27	7	1.32%	1.55%	1.55%	(13.10)%	(5.68)%
2021	1		15.27	14.07	8	1.44%	0.55%	1.55%	49.28%	37.53%
DWS Capital Growth VIP, Class B
2024	-		-	-	-	0.00%	1.20%	1.20%	16.86%	16.86%
2023	5		25.27	25.27	137	0.00%	1.20%	1.20%	36.53%	36.53%
2022	5		18.51	18.51	100	0.00%	1.20%	1.20%	(64.39)%	(31.73)%
2021	5		51.97	27.11	147	0.00%	0.20%	1.20%	131.94%	(36.28)%
Eaton Vance VT Floating-Rate Income Fund, Initial Class
2025	5		13.91	13.27	62	6.71%	0.20%	1.20%	3.33%	2.71%
2024	3		12.88	12.92	41	8.12%	0.20%	1.20%	3.23%	6.39%
2023	19		12.48	12.14	228	8.20%	0.20%	1.20%	10.99%	9.89%
2022	23		11.24	11.05	259	4.81%	0.20%	1.20%	(7.32)%	(3.66)%
2021	13		12.13	11.47	155	2.88%	0.20%	1.20%	8.02%	2.11%
Empower Aggressive Profile Fund, Investor Class
2025	-		-	-	-	0.00%	1.20%	1.20%	4.81%	4.81%
2024	0	*	17.27	17.27	1	0.09%	1.20%	1.20%	10.60%	10.60%
2023	3		15.62	15.62	47	3.09%	1.20%	1.20%	15.55%	15.55%
2022	3		13.51	13.51	45	1.52%	1.20%	1.20%	(20.01)%	(16.18)%
2021	4		16.90	16.12	58	4.22%	0.20%	1.20%	23.72%	18.06%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Ariel Mid Cap Value Fund, Investor Class
2024	-	$-	$-	$-	0.93%	1.20%	1.20%	5.61%	5.61%
2023	1	14.90	14.90	8	2.13%	1.20%	1.20%	9.13%	9.13%
2022	1	13.65	13.65	11	4.94%	1.20%	1.20%	(55.84)%	(13.98)%
2021	1	30.91	15.87	13	2.12%	0.20%	1.20%	104.68%	(34.24)%
Empower Bond Index Fund, Investor Class
2025	28	11.11	10.20	313	3.19%	0.20%	1.20%	6.40%	5.35%
2024	25	10.44	9.69	260	2.29%	0.20%	1.20%	0.62%	(0.39)%
2023	37	10.37	9.72	373	1.98%	0.20%	1.20%	4.81%	3.77%
2022	49	9.90	9.37	471	1.16%	0.20%	1.20%	(20.35)%	(14.71)%
2021	50	12.43	10.99	565	0.81%	0.20%	1.20%	9.09%	(6.85)%
Empower Conservative Profile Fund, Class L
2025	31	13.83	12.68	393	1.66%	0.20%	1.20%	7.77%	6.70%
2024	48	12.84	11.89	574	2.04%	0.20%	1.20%	4.59%	3.54%
2023	51	12.27	11.48	592	2.02%	0.20%	1.20%	7.82%	6.75%
2022	61	11.38	10.76	663	1.09%	0.20%	1.20%	(10.33)%	(11.22)%
2021	65	12.70	12.12	788	1.36%	0.20%	1.20%	9.83%	1.03%
Empower Conservative Profile Fund, Investor Class
2025	15	13.12	12.94	190	1.84%	0.25%	1.20%	0.73%	6.90%
2024	34	13.03	12.11	425	2.44%	0.25%	1.20%	4.82%	3.83%
2023	62	12.43	11.66	742	3.11%	0.25%	1.20%	7.98%	6.96%
2022	61	11.51	10.90	679	2.06%	0.25%	1.20%	(10.37)%	(11.00)%
2021	35	12.84	12.25	443	2.09%	0.20%	1.20%	10.12%	1.48%
Empower Core Bond Fund, Investor Class
2025	10	11.49	11.20	124	2.01%	0.20%	0.40%	6.54%	5.48%
2024	18	10.79	10.62	206	3.16%	0.20%	0.40%	1.32%	1.12%
2023	18	10.65	10.50	202	2.32%	0.20%	0.40%	5.99%	5.78%
2022	23	10.04	9.63	234	1.14%	0.20%	1.20%	(23.35)%	(15.72)%
2021	23	13.10	11.42	275	0.79%	0.20%	1.20%	11.58%	(4.88)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Emerging Markets Equity Fund, Investor Class
2025	2	$13.97	$13.97	$33	1.15%	0.25%	0.25%	32.45%	32.45%
2024	2	10.15	10.55	25	1.20%	0.20%	0.25%	5.10%	9.57%
2023	4	9.65	9.63	38	2.00%	0.20%	0.25%	9.45%	9.40%
2022	5	8.82	8.42	41	1.30%	0.20%	1.20%	(22.49)%	(23.26)%
2021	4	11.38	10.97	50	1.24%	0.20%	1.20%	(2.04)%	(8.07)%
Empower Global Bond Fund, Investor Class
2025	5	9.79	8.61	48	2.86%	0.20%	1.20%	7.32%	6.25%
2024	6	9.13	8.10	53	1.13%	0.20%	1.20%	(1.07)%	(2.06)%
2023	24	9.23	8.27	209	0.80%	0.20%	1.20%	4.92%	3.88%
2022	35	8.79	7.96	286	0.74%	0.20%	1.20%	(21.16)%	(14.82)%
2021	35	11.15	9.35	338	0.07%	0.20%	1.20%	9.18%	(15.47)%
Empower Government Money Market Fund, Investor Class
2024	-	-	-	-	2.27%	0.20%	1.20%	2.18%	1.72%
2023	166	10.84	9.93	1,724	4.43%	0.20%	1.20%	4.33%	3.30%
2022	183	10.39	9.62	1,835	0.92%	0.20%	1.20%	1.02%	2.11%
2021	267	10.29	9.42	2,659	0.01%	0.20%	1.20%	5.72%	(8.62)%
Empower High Yield Bond Fund, Investor Class
2025	8	14.65	14.65	114	3.34%	1.20%	1.20%	7.66%	7.66%
2024	15	13.61	13.61	198	3.51%	1.20%	1.20%	6.35%	6.35%
2023	21	12.79	12.79	267	5.31%	1.20%	1.20%	9.81%	9.81%
2022	25	15.75	11.65	295	3.19%	0.25%	1.20%	(12.01)%	(11.68)%
2021	28	17.90	13.19	371	2.79%	0.20%	1.20%	31.76%	(23.80)%
Empower Inflation-Protected Securities Fund, Investor Class
2025	1	11.40	11.40	8	3.56%	1.20%	1.20%	5.47%	5.47%
2024	1	11.27	10.80	8	2.32%	0.20%	1.20%	0.07%	1.57%
2023	2	11.26	10.64	27	4.20%	0.20%	1.20%	4.55%	3.51%
2022	2	10.77	10.28	25	4.93%	0.20%	1.20%	(9.10)%	(10.00)%
2021	3	11.85	11.42	31	2.47%	0.20%	1.20%	7.38%	0.78%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower International Growth Fund, Investor Class
2025	1	$14.42	$14.42	$16	0.00%	1.20%	1.20%	10.22%	10.22%
2024	1	16.32	13.09	14	0.64%	0.20%	1.20%	6.15%	2.81%
2023	6	15.37	12.73	89	0.00%	0.20%	1.20%	16.31%	15.16%
2022	10	13.22	11.05	119	0.00%	0.20%	1.20%	(45.27)%	(31.18)%
2021	10	24.15	16.06	163	0.14%	0.20%	1.20%	57.55%	(10.61)%
Empower International Index Fund, Investor Class
2025	17	20.55	16.85	353	1.80%	0.20%	1.20%	30.66%	29.36%
2024	26	15.73	13.03	404	1.37%	0.20%	1.20%	2.71%	1.69%
2023	56	15.32	12.81	849	2.35%	0.20%	1.20%	17.28%	16.12%
2022	60	13.06	11.03	765	1.69%	0.20%	1.20%	(31.62)%	(15.76)%
2021	63	19.10	13.10	946	2.26%	0.20%	1.20%	59.57%	(5.69)%
Empower International Value Fund, Investor Class
2025	8	17.12	20.72	171	1.63%	0.20%	1.20%	3.96%	37.45%
2024	10	16.47	15.08	165	1.21%	0.20%	1.20%	5.25%	4.20%
2023	18	15.65	14.47	285	1.43%	0.20%	1.20%	17.79%	16.62%
2022	22	13.28	12.41	287	1.14%	0.20%	1.20%	(39.80)%	(16.19)%
2021	23	22.06	14.80	356	1.64%	0.20%	1.20%	63.23%	4.34%
Empower Large Cap Growth Fund, Investor Class
2025	11	43.67	41.00	467	0.00%	0.20%	1.20%	13.75%	12.62%
2024	11	38.39	36.41	414	0.00%	0.20%	1.20%	25.19%	23.94%
2023	15	30.66	29.37	447	0.09%	0.20%	1.20%	33.31%	31.99%
2022	18	23.00	22.26	405	0.35%	0.20%	1.20%	(25.65)%	(24.07)%
2021	19	30.94	29.31	561	0.91%	0.20%	1.20%	26.03%	17.85%
Empower Large Cap Value Fund, Investor Class
2025	10	19.83	18.93	185	0.14%	0.45%	1.20%	16.40%	15.53%
2024	10	17.04	16.39	166	0.06%	0.45%	1.20%	14.86%	13.99%
2023	15	14.83	14.38	211	0.02%	0.45%	1.20%	11.78%	10.94%
2022	41	13.27	12.96	528	0.05%	0.45%	1.20%	(4.49)%	(4.68)%
2021	48	13.90	13.60	657	0.33%	0.20%	1.20%	27.22%	23.37%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Lifetime 2015 Fund, Investor Class
2022	-	$-	$-	$-	0.00%	0.20%	1.20%	(12.44)%	(13.30)%
Empower Lifetime 2020 Fund, Investor Class
2025	21	16.14	16.14	344	2.71%	1.20%	1.20%	9.37%	9.37%
2024	22	14.76	14.76	321	2.88%	1.20%	1.20%	5.67%	5.67%
2023	22	13.97	13.97	303	2.70%	1.20%	1.20%	9.65%	9.65%
2022	23	12.74	12.74	289	2.04%	1.20%	1.20%	(18.50)%	(13.99)%
2021	23	15.63	14.81	336	2.30%	0.20%	1.20%	13.83%	7.86%
Empower Lifetime 2025 Fund, Investor Class
2025	35	16.95	16.95	592	2.38%	1.20%	1.20%	10.37%	10.37%
2024	36	15.36	15.36	553	2.43%	1.20%	1.20%	6.04%	6.04%
2023	36	14.48	14.48	523	2.30%	1.20%	1.20%	10.58%	10.58%
2022	44	13.10	13.10	578	1.67%	1.20%	1.20%	(19.34)%	(14.86)%
2021	44	16.24	15.38	678	2.14%	0.20%	1.20%	14.90%	8.85%
Empower Lifetime 2030 Fund, Investor Class
2025	13	18.19	18.19	229	2.54%	1.20%	1.20%	11.62%	11.62%
2024	14	16.30	16.30	222	2.70%	1.20%	1.20%	6.77%	6.77%
2023	15	15.27	15.27	226	1.79%	1.20%	1.20%	11.72%	11.72%
2022	30	13.67	13.67	414	1.84%	1.20%	1.20%	(20.06)%	(14.68)%
2021	30	17.09	16.02	492	2.53%	0.20%	1.20%	16.37%	9.03%
Empower Lifetime 2035 Fund, Investor Class
2025	23	21.32	19.45	479	1.99%	0.25%	1.20%	14.06%	12.99%
2024	25	18.69	17.21	462	2.15%	0.25%	1.20%	8.92%	7.88%
2023	26	17.16	15.95	427	1.64%	0.25%	1.20%	14.11%	13.04%
2022	45	15.04	14.11	649	1.47%	0.25%	1.20%	(15.83)%	(15.93)%
2021	45	17.87	16.79	776	2.33%	0.20%	1.20%	18.33%	6.34%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Empower Lifetime 2040 Fund, Investor Class
2025	0	*	$20.79	$20.79	$2	1.64%	1.20%	1.20%	14.30%	14.30%
2024	0	*	18.19	18.19	5	2.01%	1.20%	1.20%	8.86%	8.86%
2023	0	*	16.71	16.71	7	2.25%	1.20%	1.20%	14.35%	14.35%
2022	0	*	14.61	14.61	7	1.55%	1.20%	1.20%	(21.64)%	(15.59)%
2021	1		18.64	17.31	12	2.85%	0.20%	1.20%	20.03%	11.43%
Empower Mid Cap Value Fund, Investor Class
2025	1		20.42	20.42	14	2.83%	1.20%	1.20%	7.03%	7.03%
2024	2		19.08	19.08	45	4.82%	1.20%	1.20%	14.29%	14.29%
2023	5		16.69	16.69	89	0.32%	1.20%	1.20%	13.78%	13.78%
2022	14		14.67	14.67	200	0.56%	1.20%	1.20%	(17.63)%	(6.67)%
2021	16		17.81	15.72	274	16.69%	0.20%	1.20%	36.14%	20.16%
Empower Moderate Profile Fund, Class L
2025	453		16.95	15.54	7,112	0.82%	0.20%	1.20%	11.48%	10.37%
2024	592		15.20	14.08	8,398	1.04%	0.20%	1.20%	7.40%	6.33%
2023	771		14.16	13.24	10,260	1.86%	0.20%	1.20%	11.42%	10.31%
2022	990		12.71	12.00	11,928	1.78%	0.20%	1.20%	(12.33)%	(13.20)%
2021	1,034		14.49	13.83	14,343	1.94%	0.20%	1.20%	15.50%	6.25%
Empower Moderate Profile Fund, Investor Class
2025	136		16.95	15.88	2,167	2.28%	0.45%	1.20%	11.46%	10.63%
2024	145		15.21	14.36	2,089	2.36%	0.45%	1.20%	7.46%	6.65%
2023	211		14.15	13.46	2,850	3.31%	0.45%	1.20%	11.43%	10.60%
2022	309		12.70	12.17	3,765	2.18%	0.45%	1.20%	(13.43)%	(13.07)%
2021	405		14.67	14.00	5,681	3.29%	0.20%	1.20%	15.94%	6.85%
Empower Moderately Aggressive Profile Fund, Investor Class
2025	44		18.76	17.20	813	2.16%	0.20%	1.20%	13.57%	12.44%
2024	44		16.52	15.30	717	3.05%	0.20%	1.20%	9.12%	8.03%
2023	48		15.14	14.16	723	1.93%	0.20%	1.20%	13.38%	12.25%
2022	75		13.35	12.62	985	1.57%	0.20%	1.20%	(13.27)%	(14.13)%
2021	76		15.40	14.69	1,143	4.59%	0.20%	1.20%	18.29%	8.81%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Moderately Conservative Profile Fund, Class L
2025	168	$15.26	$13.99	$2,520	1.85%	0.20%	1.20%	9.52%	8.43%
2024	190	13.94	12.91	2,599	1.93%	0.20%	1.20%	6.06%	5.00%
2023	240	13.14	12.29	3,071	2.28%	0.20%	1.20%	9.40%	8.31%
2022	262	12.01	11.35	3,075	1.17%	0.20%	1.20%	(11.19)%	(12.07)%
2021	275	13.52	12.91	3,642	2.41%	0.20%	1.20%	12.72%	3.69%
Empower Moderately Conservative Profile Fund, Investor Class
2025	38	15.55	14.30	565	1.85%	0.20%	1.20%	9.43%	8.72%
2024	50	14.21	13.16	688	2.78%	0.20%	1.20%	6.23%	5.17%
2023	64	13.37	12.51	829	3.01%	0.20%	1.20%	9.68%	8.59%
2022	75	12.19	11.52	881	1.63%	0.20%	1.20%	(10.99)%	(11.88)%
2021	87	13.70	13.07	1,153	2.52%	0.20%	1.20%	12.99%	3.93%
Empower Multi-Sector Bond Fund, Investor Class
2025	25	13.50	12.83	355	3.14%	0.20%	1.20%	7.28%	6.70%
2024	23	16.11	12.02	313	3.25%	0.25%	1.20%	4.88%	3.88%
2023	35	15.36	11.57	446	3.16%	0.25%	1.20%	7.61%	6.60%
2022	40	14.28	10.86	476	2.29%	0.25%	1.20%	(11.64)%	(12.47)%
2021	44	16.16	12.40	598	2.11%	0.20%	1.20%	29.19%	(22.74)%
Empower Real Estate Index Fund, Investor Class
2025	5	13.92	13.84	67	1.32%	0.20%	1.20%	2.95%	1.93%
2024	8	13.52	13.58	110	2.30%	0.20%	1.20%	7.33%	6.25%
2023	11	12.60	12.78	154	1.66%	0.20%	1.20%	13.08%	11.96%
2022	14	11.14	11.41	169	1.67%	0.20%	1.20%	(41.70)%	(23.98)%
2021	15	19.11	15.01	241	0.54%	0.20%	1.20%	73.58%	42.58%
Empower S&P 500 Index Fund, Investor Class
2025	138	33.36	32.30	5,749	0.27%	0.20%	1.20%	17.07%	15.90%
2024	184	28.50	27.87	6,379	0.47%	0.20%	1.20%	24.08%	22.84%
2023	314	22.97	22.69	8,379	0.44%	0.20%	1.20%	25.36%	24.12%
2022	408	18.32	18.28	8,475	0.34%	0.20%	1.20%	(55.09)%	(18.08)%
2021	578	40.79	22.31	14,349	0.37%	0.20%	1.20%	85.97%	26.67%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower S&P Mid Cap 400 Index Fund, Investor Class
2025	20	$21.43	$21.36	$517	1.15%	0.20%	1.20%	6.72%	5.66%
2024	38	20.08	20.22	881	0.74%	0.20%	1.20%	13.04%	11.91%
2023	89	17.76	18.07	1,769	0.44%	0.20%	1.20%	15.53%	14.38%
2022	128	15.38	15.80	2,173	0.43%	0.20%	1.20%	(53.24)%	(10.48)%
2021	138	32.88	17.64	2,739	1.40%	0.20%	1.20%	117.88%	22.53%
Empower S&P Small Cap 600 Index Fund, Investor Class
2025	30	18.91	19.80	777	1.89%	0.20%	1.20%	5.34%	4.30%
2024	47	17.95	18.99	1,094	0.56%	0.20%	1.20%	7.72%	6.65%
2023	86	16.66	17.81	1,802	0.54%	0.20%	1.20%	15.24%	14.09%
2022	115	14.46	15.61	2,035	0.47%	0.20%	1.20%	(57.54)%	(9.18)%
2021	125	34.06	17.18	2,670	1.93%	0.20%	1.20%	124.06%	24.44%
Empower SecureFoundation Balanced Fund, Class L
2025	486	18.06	17.67	8,492	3.06%	0.20%	1.20%	12.44%	11.32%
2024	579	16.06	15.87	9,070	2.33%	0.20%	1.20%	7.67%	6.59%
2023	720	14.92	14.89	10,570	2.07%	0.20%	1.20%	12.67%	11.55%
2022	1,060	13.24	13.35	13,928	1.56%	0.20%	1.20%	(39.26)%	(12.02)%
2021	1,299	21.80	15.17	20,244	1.91%	0.20%	1.20%	43.70%	7.78%
Empower Short Duration Bond Fund, Investor Class
2025	105	12.34	11.24	1,281	2.99%	0.20%	1.20%	5.08%	4.04%
2024	109	11.74	10.81	1,280	4.26%	0.20%	1.20%	4.03%	2.99%
2023	113	11.29	10.49	1,277	2.35%	0.20%	1.20%	5.46%	4.41%
2022	115	10.70	10.05	1,240	1.48%	0.20%	1.20%	(11.23)%	(5.24)%
2021	118	12.06	10.61	1,336	1.03%	0.20%	1.20%	12.11%	(5.52)%
Empower Small Cap Growth Fund, Investor Class
2025	1	23.62	23.81	31	0.43%	0.20%	1.20%	2.67%	6.53%
2024	1	22.36	22.36	20	0.37%	1.20%	1.20%	9.17%	9.17%
2023	1	20.48	20.48	30	0.00%	1.20%	1.20%	14.38%	14.38%
2022	3	17.90	17.90	52	0.46%	1.20%	1.20%	(30.13)%	(21.82)%
2021	4	25.62	22.90	98	6.65%	0.20%	1.20%	18.64%	2.37%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Empower Small Cap Value Fund, Investor Class
2025	14	$18.12	$18.92	$281	0.00%	0.20%	1.20%	3.87%	2.84%
2024	14	17.45	18.40	281	0.00%	0.20%	1.20%	7.99%	6.91%
2023	20	16.16	17.21	366	0.05%	0.20%	1.20%	17.58%	16.41%
2022	19	13.74	14.78	311	0.05%	0.20%	1.20%	(51.97)%	(2.46)%
2021	29	28.61	15.15	516	3.41%	0.20%	1.20%	122.17%	29.14%
Empower T. Rowe Price Mid Cap Growth Fund, Investor Class
2025	18	42.83	21.48	559	0.00%	0.25%	1.20%	2.73%	1.76%
2024	27	41.69	21.11	737	0.00%	0.25%	1.20%	8.78%	7.74%
2023	39	38.33	19.59	919	0.00%	0.25%	1.20%	19.62%	18.49%
2022	51	32.04	16.54	984	0.02%	0.25%	1.20%	(22.99)%	(23.71)%
2021	50	41.60	21.68	1,274	0.18%	0.20%	1.20%	117.77%	(40.32)%
Empower U.S. Government Securities Fund, Investor Class
2025	42	10.94	11.38	475	2.59%	0.20%	0.45%	6.39%	6.12%
2024	45	10.28	10.72	478	2.63%	0.20%	0.45%	0.55%	0.30%
2023	47	10.22	10.69	495	2.38%	0.20%	0.45%	4.24%	3.98%
2022	50	9.81	9.24	507	1.39%	0.20%	1.20%	(18.15)%	(13.13)%
2021	52	11.98	10.64	596	0.65%	0.20%	1.20%	8.88%	(7.04)%
Federated Hermes High Income Bond Fund II, Service Shares
2025	5	13.69	12.77	61	6.51%	0.40%	1.20%	7.75%	6.89%
2024	9	12.70	11.94	105	5.26%	0.40%	1.20%	5.43%	4.58%
2023	9	12.05	11.42	104	5.75%	0.40%	1.20%	12.02%	11.13%
2022	11	10.75	10.28	113	5.33%	0.40%	1.20%	(13.09)%	(12.97)%
2021	12	12.37	11.81	143	5.21%	0.20%	1.20%	8.14%	0.21%
Fidelity VIP Asset Manager 50% Portfolio, Initial Class
2025	1	83.64	79.20	99	2.55%	1.25%	1.40%	13.56%	13.39%
2024	1	73.65	69.85	98	2.09%	1.25%	1.40%	7.14%	6.98%
2023	2	68.74	65.29	128	2.00%	1.25%	1.40%	11.54%	11.38%
2022	3	61.63	58.62	157	2.07%	1.25%	1.40%	(15.99)%	(16.12)%
2021	3	73.36	69.88	201	1.51%	1.25%	1.40%	13.78%	3.41%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Fidelity VIP Balanced Portfolio, Service Class 2
2025	167		$24.12	$22.12	$3,970	1.61%	0.20%	1.20%	14.73%	13.59%
2024	170		21.02	19.47	3,518	1.70%	0.20%	1.20%	15.40%	14.24%
2023	184		18.22	17.04	3,303	1.55%	0.20%	1.20%	20.99%	19.79%
2022	179		15.06	14.23	2,665	1.05%	0.20%	1.20%	(18.35)%	(19.16)%
2021	199		18.44	17.60	3,627	0.73%	0.20%	1.20%	22.16%	12.38%
Fidelity VIP Contrafund Portfolio, Initial Class
2025	0	*	247.31	247.31	19	0.14%	1.40%	1.40%	19.79%	19.79%
2024	0	*	206.45	206.45	16	0.19%	1.40%	1.40%	31.92%	31.92%
2023	0	*	156.49	156.49	12	0.50%	1.40%	1.40%	31.60%	31.60%
2022	0	*	118.91	118.91	9	0.51%	1.40%	1.40%	(30.17)%	(27.34)%
2021	0	*	170.30	163.65	13	0.06%	1.25%	1.40%	31.18%	26.06%
Fidelity VIP Government Money Market Portfolio, Initial Class
2025	224		10.70	15.66	2,485	4.03%	0.20%	1.40%	3.93%	2.69%
2024	169		10.30	15.25	1,842	4.81%	0.20%	1.40%	0.00%	3.64%
2023	2		14.72	14.72	29	4.79%	1.40%	1.40%	3.44%	3.44%
2022	2		14.23	14.23	29	1.41%	1.40%	1.40%	(4.00)%	0.03%
2021	2		14.82	14.22	30	0.01%	1.25%	1.40%	2.76%	(1.38)%
Fidelity VIP Growth Opportunities Portfolio, Initial Class
2025	0	*	187.07	187.07	32	0.00%	1.40%	1.40%	20.25%	20.25%
2024	0	*	155.56	155.56	30	0.00%	1.40%	1.40%	36.95%	36.95%
2023	0	*	113.59	113.59	24	0.00%	1.40%	1.40%	43.63%	43.63%
2022	0	*	79.08	79.08	18	0.00%	1.40%	1.40%	(41.42)%	(39.01)%
2021	0	*	135.00	129.67	34	0.00%	1.25%	1.40%	14.93%	10.39%
Fidelity VIP Growth Portfolio, Initial Class
2025	0	*	446.09	446.09	42	0.30%	1.40%	1.40%	13.30%	13.30%
2024	0	*	393.72	393.72	37	0.00%	1.40%	1.40%	28.57%	28.57%
2023	0	*	306.23	306.23	29	0.13%	1.40%	1.40%	34.35%	34.35%
2022	0	*	227.94	227.94	22	0.62%	1.40%	1.40%	(29.35)%	(25.51)%
2021	0	*	322.64	305.98	31	0.00%	1.25%	1.40%	28.12%	21.50%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Fidelity VIP High Income Portfolio, Initial Class
2025	0	*	$75.11	$75.11	$22	6.53%	1.40%	1.40%	8.83%	8.83%
2024	0	*	69.02	69.02	21	6.05%	1.40%	1.40%	7.45%	7.45%
2023	0	*	64.23	64.23	19	5.71%	1.40%	1.40%	8.95%	8.95%
2022	0	*	58.96	58.96	18	3.36%	1.40%	1.40%	(17.23)%	(12.60)%
2021	1		71.24	67.46	65	5.36%	1.25%	1.40%	8.72%	2.96%
Fidelity VIP Index 500 Portfolio, Initial Class
2025	0	*	937.32	937.32	97	1.17%	1.40%	1.40%	16.14%	16.14%
2024	0	*	807.06	807.06	84	0.90%	1.40%	1.40%	23.15%	23.15%
2023	0	*	655.33	655.33	181	1.48%	1.40%	1.40%	24.45%	24.45%
2022	0	*	526.60	526.60	152	1.46%	1.40%	1.40%	(22.84)%	(19.35)%
2021	0	*	682.52	652.93	193	1.27%	1.25%	1.40%	32.54%	26.79%
Fidelity VIP International Capital Appreciation Portfolio, Service Class 2
2025	3		21.84	20.03	64	0.66%	0.20%	1.20%	18.12%	16.95%
2024	12		18.49	17.12	207	0.59%	0.20%	1.20%	7.71%	6.63%
2023	12		17.17	16.06	199	0.15%	0.20%	1.20%	26.93%	25.67%
2022	14		13.53	12.78	176	0.09%	0.20%	1.20%	(26.72)%	(27.45)%
2021	15		18.46	17.61	258	0.00%	0.20%	1.20%	16.07%	6.78%
Fidelity VIP Investment Grade Bond Portfolio, Initial Class
2025	0	*	35.28	35.28	13	3.59%	1.40%	1.40%	5.73%	5.73%
2024	0	*	33.37	33.37	12	3.50%	1.40%	1.40%	0.37%	0.37%
2023	0	*	33.24	33.24	12	2.61%	1.40%	1.40%	4.73%	4.73%
2022	0	*	31.74	31.74	12	2.27%	1.40%	1.40%	(17.67)%	(14.17)%
2021	0	*	38.55	36.98	14	2.04%	1.25%	1.40%	2.18%	(1.99)%
Fidelity VIP Overseas Portfolio, Initial Class
2025	0	*	64.67	64.67	6	1.62%	1.40%	1.40%	18.72%	18.72%
2024	0	*	54.47	54.47	5	1.65%	1.40%	1.40%	3.58%	3.58%
2023	0	*	52.59	52.59	5	1.06%	1.40%	1.40%	18.84%	18.84%
2022	0	*	44.25	44.25	4	0.17%	1.40%	1.40%	(29.34)%	(25.53)%
2021	2		62.62	59.43	104	0.54%	1.25%	1.40%	24.39%	18.04%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
First Trust/Dow Jones Dividend & Income Allocation Portfolio, Class I
2025	0	*	$14.80	$14.80	$6	2.40%	1.20%	1.20%	4.05%	4.05%
2024	0	*	14.23	14.23	6	1.01%	1.20%	1.20%	4.74%	4.74%
2023	4		13.58	13.58	48	2.16%	1.20%	1.20%	9.19%	9.19%
2022	4		12.44	12.44	52	1.43%	1.20%	1.20%	(17.21)%	(13.25)%
2021	4		15.03	14.34	60	0.88%	0.20%	1.20%	16.22%	10.91%
Franklin Income VIP Fund, Class 4
2025	25		16.47	16.47	406	4.88%	1.20%	1.20%	11.09%	11.09%
2024	27		14.83	14.83	397	4.66%	1.20%	1.20%	5.79%	5.79%
2023	48		14.02	14.02	671	4.89%	1.20%	1.20%	7.26%	7.26%
2022	51		13.07	13.07	660	4.71%	1.20%	1.20%	(9.37)%	(5.66)%
2021	48		14.42	13.85	668	4.52%	0.20%	1.20%	18.56%	13.90%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio
2025	-		-	-	-	0.00%	0.20%	1.20%	(0.84)%	(1.11)%
2024	1		12.06	10.32	14	1.95%	0.20%	1.20%	2.91%	1.88%
2023	3		11.72	10.13	30	4.05%	0.20%	1.20%	7.32%	6.25%
2022	5		10.92	9.53	52	3.39%	0.20%	1.20%	(6.80)%	(7.72)%
2021	5		11.72	10.33	57	1.26%	0.20%	1.20%	17.30%	(7.92)%
Goldman Sachs VIT U.S. Equity Insights Fund, Service Class
2025	0	*	31.07	31.07	14	0.51%	1.20%	1.20%	14.11%	14.11%
2024	0	*	27.23	27.23	11	0.44%	1.20%	1.20%	26.47%	26.47%
2023	0	*	21.53	21.53	9	0.34%	1.20%	1.20%	22.12%	22.12%
2022	1		17.63	17.63	17	0.59%	1.20%	1.20%	(25.02)%	(18.01)%
2021	1		23.51	21.50	21	0.29%	0.20%	1.20%	34.66%	23.14%
Invesco V.I. Core Plus Bond Fund, Series II
2023	-		-	-	-	1.62%	1.00%	1.00%	4.63%	4.63%
2022	2		9.43	9.43	17	0.86%	1.00%	1.00%	(5.70)%	(5.70)%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. EQV International Equity Fund, Series II
2025	9	$22.00	$14.50	$186	1.11%	0.25%	1.20%	15.94%	14.84%
2024	12	18.97	12.62	205	1.55%	0.25%	1.20%	0.09%	(0.86)%
2023	12	18.96	12.73	208	0.00%	0.25%	1.20%	17.57%	16.46%
2022	12	16.12	10.93	178	1.44%	0.25%	1.20%	(18.71)%	(19.48)%
2021	12	19.83	13.58	220	1.05%	0.20%	1.20%	52.43%	(27.89)%
Invesco V.I. Global Real Estate Fund, Series II
2025	2	16.58	10.65	30	1.76%	0.25%	1.20%	7.34%	6.33%
2024	3	15.44	10.02	31	2.28%	0.25%	1.20%	(2.35)%	(3.28)%
2023	3	15.81	10.36	39	1.23%	0.25%	1.20%	8.55%	7.53%
2022	3	14.57	9.64	36	2.56%	0.25%	1.20%	(25.33)%	(26.03)%
2021	3	19.51	13.03	50	2.66%	0.20%	1.20%	85.63%	(16.45)%
Invesco V.I. Growth and Income Fund, Series II
2025	27	22.24	22.06	831	1.18%	0.20%	1.20%	15.07%	13.92%
2024	29	19.33	19.36	783	1.20%	0.20%	1.20%	15.49%	14.33%
2023	36	16.73	16.94	800	1.33%	0.20%	1.20%	12.18%	11.07%
2022	36	14.92	15.25	730	1.28%	0.20%	1.20%	(48.82)%	(3.14)%
2021	39	29.15	15.74	824	1.37%	0.20%	1.20%	124.88%	26.66%
Invesco V.I. International Growth Fund, Series II
2025	2	13.85	13.85	28	0.06%	1.20%	1.20%	14.15%	14.15%
2024	8	12.13	12.13	93	0.36%	1.20%	1.20%	(2.99)%	(2.99)%
2023	8	12.51	12.51	96	0.30%	1.20%	1.20%	19.20%	19.20%
2022	8	10.49	10.49	82	0.00%	1.20%	1.20%	(31.32)%	(28.03)%
2021	8	15.28	14.58	114	0.00%	0.20%	1.20%	14.02%	8.81%
Invesco V.I. Main Street Small Cap Fund, Series II
2025	3	20.67	21.09	67	0.10%	0.20%	1.20%	0.47%	7.15%
2024	24	20.57	19.69	471	0.00%	0.20%	1.20%	12.18%	11.06%
2023	25	18.34	17.73	440	0.92%	0.20%	1.20%	17.58%	16.42%
2022	29	15.60	15.23	441	0.25%	0.20%	1.20%	(32.69)%	(17.04)%
2021	36	23.17	18.35	663	0.18%	0.20%	1.20%	29.88%	20.32%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Invesco V.I. Small Cap Equity Fund, Series II
2025	1		$18.95	$18.95	$18	0.00%	1.20%	1.20%	6.55%	6.55%
2024	1		17.78	17.78	17	0.00%	1.20%	1.20%	16.44%	16.44%
2023	1		15.27	15.27	14	0.00%	1.20%	1.20%	14.87%	14.87%
2022	1		13.30	13.30	12	0.00%	1.20%	1.20%	(53.99)%	(21.68)%
2021	1		28.90	16.98	16	0.00%	0.20%	1.20%	102.00%	18.66%
Janus Henderson VIT Balanced Portfolio, Service Shares
2025	55		24.11	22.23	1,512	1.71%	0.20%	1.20%	14.59%	13.45%
2024	65		21.04	19.59	1,530	1.76%	0.20%	1.20%	14.92%	13.77%
2023	66		18.31	17.22	1,363	1.78%	0.20%	1.20%	14.90%	13.76%
2022	69		15.93	15.14	1,226	0.97%	0.20%	1.20%	(43.12)%	(17.61)%
2021	82		28.01	18.37	1,724	0.67%	0.20%	1.20%	76.11%	11.96%
Janus Henderson VIT Enterprise Portfolio, Service Shares
2025	22		28.48	27.78	629	0.05%	0.20%	1.20%	7.20%	6.13%
2024	31		26.56	26.17	826	0.62%	0.20%	1.20%	15.09%	13.94%
2023	35		23.08	22.97	801	0.09%	0.20%	1.20%	17.54%	16.38%
2022	40		19.64	19.74	788	0.08%	0.20%	1.20%	(23.08)%	(15.04)%
2021	40		25.53	23.23	960	0.22%	0.20%	1.20%	23.39%	15.14%
Janus Henderson VIT Flexible Bond Portfolio, Service Shares
2025	8		10.79	10.79	89	4.50%	1.20%	1.20%	5.95%	5.95%
2024	8		10.18	10.18	84	3.14%	1.20%	1.20%	0.41%	0.41%
2023	35		10.14	10.14	352	3.38%	1.20%	1.20%	4.04%	4.04%
2022	47		11.70	9.75	460	2.00%	0.25%	1.20%	(14.12)%	(14.93)%
2021	48		13.62	11.46	551	1.34%	0.20%	1.20%	16.18%	(17.05)%
Janus Henderson VIT Overseas Portfolio, Institutional Shares
2025	0	*	38.42	38.42	8	1.45%	1.40%	1.40%	27.08%	27.08%
2024	0	*	30.23	30.23	6	1.38%	1.40%	1.40%	4.36%	4.36%
2023	0	*	28.97	28.97	6	1.53%	1.40%	1.40%	9.34%	9.34%
2022	0	*	26.50	26.50	5	0.40%	1.40%	1.40%	(13.15)%	(9.87)%
2021	3		30.51	29.40	87	1.16%	1.25%	1.40%	16.23%	12.01%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Lord Abbett Series Fund Developing Growth Portfolio, Class VC
2025	1		$28.80	$28.80	$35	0.19%	0.25%	0.25%	14.31%	14.31%
2024	1		25.19	25.19	30	0.16%	0.25%	0.25%	21.87%	21.87%
2023	1		20.67	20.67	25	0.00%	0.25%	0.25%	7.90%	7.90%
2022	1		19.16	19.16	23	0.00%	0.25%	0.25%	(36.14)%	(13.50)%
2021	1		30.00	22.15	36	0.00%	0.20%	1.20%	3.30%	(28.38)%
LVIP American Century Inflation Protection Fund, Service Class
2025	5		12.01	11.23	60	6.62%	0.45%	1.20%	5.85%	5.06%
2024	6		11.39	10.69	72	2.99%	0.20%	1.20%	0.59%	0.32%
2023	11		11.32	10.66	119	3.28%	0.20%	1.20%	3.19%	2.17%
2022	13		10.97	10.43	142	5.02%	0.20%	1.20%	(14.67)%	(12.62)%
2021	13		12.86	11.94	162	2.37%	0.20%	1.20%	11.17%	0.18%
LVIP American Century Mid Cap Value Fund, Service Class
2025	6		18.88	20.17	111	1.44%	0.20%	1.20%	8.61%	7.53%
2024	18		17.38	18.76	334	2.19%	0.20%	1.20%	8.31%	7.22%
2023	24		16.05	17.49	415	2.17%	0.20%	1.20%	5.81%	4.77%
2022	24		15.17	16.70	399	2.08%	0.20%	1.20%	(50.95)%	9.44%
2021	32		30.92	15.26	538	1.02%	0.20%	1.20%	119.33%	21.55%
LVIP American Century Value Fund, Service Class
2025	6		21.31	21.98	122	1.43%	0.20%	1.20%	15.62%	14.47%
2024	9		18.43	19.20	172	2.42%	0.20%	1.20%	9.07%	7.98%
2023	14		16.90	17.78	256	2.17%	0.20%	1.20%	8.80%	7.72%
2022	19		15.53	16.51	314	1.86%	0.20%	1.20%	(11.32)%	7.49%
2021	24		17.51	15.36	406	1.60%	0.20%	1.20%	29.12%	22.79%
LVIP JPMorgan Small Cap Core Fund, Service Class
2025	0	*	14.95	14.95	3	0.46%	1.20%	1.20%	8.69%	8.69%
2024	0	*	13.76	13.76	3	0.16%	1.20%	1.20%	10.10%	10.10%
2023	3		12.49	12.49	32	0.94%	1.20%	1.20%	11.46%	11.46%
2022	3		11.21	11.21	37	0.09%	1.20%	1.20%	(23.39)%	(20.52)%
2021	3		14.63	14.10	47	0.32%	0.20%	1.20%	24.10%	19.62%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
LVIP Nomura U.S. REIT Fund, Service Class
2025	1		$13.29	$13.29	$8	0.67%	1.20%	1.20%	(0.48)%	(0.48)%
2024	2		13.35	13.35	32	2.26%	1.20%	1.20%	6.26%	6.26%
2023	3		12.57	12.57	41	3.09%	1.20%	1.20%	10.91%	10.91%
2022	4		11.10	11.33	40	2.69%	0.20%	1.20%	(53.34)%	(23.39)%
2021	4		23.79	14.79	64	2.17%	0.20%	1.20%	82.25%	40.92%
MFS VIT II Blended Research Core Equity Portfolio, Service Class
2025	1		32.48	32.48	28	0.66%	0.20%	0.20%	15.59%	15.59%
2024	1		28.10	24.97	38	0.58%	0.20%	1.20%	24.93%	13.34%
2023	3		22.49	22.03	63	0.87%	0.20%	1.20%	27.95%	26.68%
2022	5		17.58	17.39	87	0.86%	0.20%	1.20%	(20.72)%	(16.43)%
2021	5		22.18	20.81	105	0.85%	0.20%	1.20%	34.74%	27.64%
MFS VIT II International Growth Portfolio, Service Class
2025	1		16.17	16.17	12	0.75%	1.20%	1.20%	19.37%	19.37%
2024	1		13.55	13.55	10	0.83%	1.20%	1.20%	7.46%	7.46%
2023	1		12.61	12.61	9	0.90%	1.20%	1.20%	13.03%	13.03%
2022	1		11.15	11.15	8	0.39%	1.20%	1.20%	(16.19)%	(18.40)%
2021	1		13.31	13.67	10	0.54%	0.20%	1.20%	33.09%	36.69%
MFS VIT II Technology Portfolio, Service Class
2025	23		48.83	48.50	1,157	0.00%	0.20%	1.20%	16.04%	14.89%
2024	30		42.08	42.22	1,297	0.00%	0.20%	1.20%	36.17%	34.81%
2023	39		30.90	31.32	1,229	0.00%	0.20%	1.20%	53.51%	51.99%
2022	51		20.13	20.60	1,070	0.00%	0.20%	1.20%	(41.33)%	(33.82)%
2021	61		34.31	31.13	2,009	0.00%	0.20%	1.20%	18.30%	12.08%
MFS VIT III Blended Research Small Cap Equity Portfolio, Service Class
2025	0	*	18.28	16.76	4	0.27%	0.20%	1.20%	5.28%	4.23%
2024	1		17.37	16.08	21	0.56%	0.20%	1.20%	4.44%	3.39%
2023	3		16.63	15.55	40	0.48%	0.20%	1.20%	18.43%	17.26%
2022	4		14.04	13.26	50	0.49%	0.20%	1.20%	(18.73)%	(19.53)%
2021	5		17.28	16.48	77	0.55%	0.20%	1.20%	33.76%	23.01%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Neuberger Berman AMT Quality Equity Portfolio, Class S
2025	7		$28.18	$28.18	$208	0.00%	1.20%	1.20%	12.08%	12.08%
2024	7		25.14	25.14	187	0.00%	1.20%	1.20%	24.02%	24.02%
2023	7		20.27	20.27	151	0.07%	1.20%	1.20%	25.06%	25.06%
2022	11		16.21	16.21	174	0.12%	1.20%	1.20%	(53.82)%	(19.31)%
2021	11		35.10	20.09	217	0.17%	0.20%	1.20%	111.79%	(29.68)%
Nomura VIP Emerging Markets Series, Service Class
2025	2		26.48	23.54	48	1.12%	0.20%	1.20%	80.41%	78.62%
2024	2		14.68	13.18	28	2.67%	0.20%	1.20%	4.56%	3.51%
2023	4		14.04	12.73	58	1.43%	0.20%	1.20%	13.22%	12.10%
2022	7		12.40	11.36	76	4.38%	0.20%	1.20%	(28.85)%	(16.48)%
2021	11		17.42	13.60	184	0.08%	0.20%	1.20%	4.72%	(23.59)%
Nomura VIP Energy Series, Service Class
2025	0	*	9.44	9.44	1	1.02%	1.20%	1.20%	10.55%	10.55%
2024	0	*	8.54	8.54	1	5.85%	1.20%	1.20%	(6.73)%	(6.73)%
2023	1		9.16	9.16	9	2.98%	1.20%	1.20%	2.78%	2.78%
2022	1		8.91	8.91	10	2.34%	1.20%	1.20%	40.85%	70.25%
2021	2		6.33	5.23	12	1.18%	0.20%	1.20%	48.11%	22.53%
Nomura VIP International Core Equity Series, Service Class
2024	-		-	-	-	1.38%	1.20%	1.20%	(0.23)%	(0.23)%
Nomura VIP Small Cap Value Series, Service Class
2025	3		19.00	19.00	62	0.98%	1.20%	1.20%	6.54%	6.54%
2024	10		17.83	17.83	173	0.98%	1.20%	1.20%	9.69%	9.69%
2023	10		16.25	16.25	161	0.68%	1.20%	1.20%	7.80%	7.80%
2022	12		15.08	15.08	174	0.63%	1.20%	1.20%	(46.23)%	(1.02)%
2021	15		28.04	15.23	261	0.61%	0.20%	1.20%	113.28%	15.86%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
NVIT Fidelity Institutional AM Emerging Markets Fund, Class D
2025	0	*	$14.11	$14.11	$6	0.32%	1.40%	1.40%	33.88%	33.88%
2024	0	*	10.54	10.54	5	1.35%	1.40%	1.40%	4.50%	4.50%
2023	0	*	10.08	10.08	4	1.44%	1.40%	1.40%	2.36%	2.36%
2022	0	*	9.85	9.85	4	0.17%	1.40%	1.40%	(26.63)%	(26.04)%
2021	0	*	13.43	13.32	6	0.95%	1.25%	1.40%	(8.13)%	(8.87)%
PIMCO VIT CommodityRealReturn Strategy Portfolio, Advisor Class
2025	5		12.90	12.90	63	2.73%	1.20%	1.20%	17.25%	17.25%
2024	5		7.65	11.00	54	1.83%	0.25%	1.20%	(1.51)%	2.72%
2023	9		7.77	10.71	89	16.25%	0.25%	1.20%	(8.16)%	(9.03)%
2022	12		8.46	11.78	136	20.52%	0.25%	1.20%	(34.98)%	53.98%
2021	12		13.01	7.65	129	4.14%	0.20%	1.20%	55.97%	30.16%
PIMCO VIT Long-Term U.S. Government Portfolio, Advisor Class
2025	0	*	8.29	8.29	4	3.18%	1.20%	1.20%	4.92%	4.92%
2024	0	*	7.90	7.90	4	2.63%	1.20%	1.20%	(7.23)%	(7.23)%
2023	0	*	8.51	8.51	4	2.28%	1.20%	1.20%	2.65%	2.65%
2022	1		8.29	8.29	6	1.92%	1.20%	1.20%	(37.54)%	(29.79)%
2021	1		13.28	11.81	12	1.44%	0.20%	1.20%	5.65%	(6.01)%
PIMCO VIT Low Duration Portfolio, Advisor Class
2025	2		11.46	10.35	19	3.85%	0.20%	1.20%	5.21%	4.16%
2024	2		10.90	9.94	23	3.88%	0.20%	1.20%	4.18%	3.14%
2023	24		10.46	9.64	259	3.50%	0.20%	1.20%	4.66%	3.62%
2022	25		9.99	9.30	253	1.57%	0.20%	1.20%	(11.08)%	(6.78)%
2021	27		11.24	9.98	289	0.41%	0.20%	1.20%	9.97%	(7.34)%
PIMCO VIT Real Return Portfolio, Advisor Class
2025	0	*	11.62	11.62	5	3.23%	1.20%	1.20%	6.46%	6.46%
2024	0	*	10.92	10.92	5	2.65%	1.20%	1.20%	0.81%	0.81%
2023	3		10.83	10.83	34	2.91%	1.20%	1.20%	2.33%	2.33%
2022	4		10.58	10.58	42	6.29%	1.20%	1.20%	(18.91)%	(11.96)%
2021	13		13.05	12.02	154	4.99%	0.20%	1.20%	11.77%	2.95%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
PIMCO VIT Short-Term Portfolio, Advisor Class
2025	7		$12.48	$11.54	$88	4.38%	0.20%	1.20%	4.36%	3.32%
2024	9		11.96	11.17	103	4.86%	0.20%	1.20%	5.73%	4.68%
2023	7		11.31	10.67	77	4.37%	0.20%	1.20%	5.59%	4.54%
2022	7		10.71	10.21	75	1.48%	0.20%	1.20%	(2.06)%	(1.44)%
2021	9		10.94	10.36	91	1.01%	0.20%	1.20%	4.15%	(4.06)%
PIMCO VIT Total Return Portfolio, Advisor Class
2025	4		11.04	10.96	49	3.97%	0.20%	1.20%	0.09%	7.48%
2024	18		11.03	10.20	199	3.90%	0.20%	1.20%	2.23%	1.20%
2023	45		10.79	10.08	496	3.47%	0.20%	1.20%	5.62%	4.57%
2022	48		10.21	9.64	503	2.49%	0.20%	1.20%	(23.99)%	(15.41)%
2021	59		13.43	11.40	722	1.72%	0.20%	1.20%	14.90%	(6.15)%
Putnam VT Core Equity Fund, Class IB
2025	1		34.16	34.16	34	0.41%	1.20%	1.20%	15.41%	15.41%
2024	1		29.60	29.60	31	0.60%	1.20%	1.20%	25.44%	25.44%
2023	1		23.60	23.60	25	0.70%	1.20%	1.20%	26.56%	26.56%
2022	2		18.65	18.65	34	0.98%	1.20%	1.20%	(22.56)%	(16.77)%
2021	2		24.08	22.40	42	0.66%	0.20%	1.20%	39.13%	29.45%
Putnam VT Emerging Markets Equity Fund, Class IB
2022	-		-	-	-	0.00%	0.00%	0.00%	(39.79)%	(25.59)%
2021	-		20.02	13.47	-	1.65%	0.20%	1.20%	35.58%	(8.83)%
Putnam VT Focused International Equity Fund, Class IB
2025	0	*	19.77	19.77	8	3.14%	1.20%	1.20%	34.81%	34.81%
2024	0	*	14.66	14.66	6	1.62%	1.20%	1.20%	2.06%	2.06%
2023	0	*	14.37	14.37	6	0.77%	1.20%	1.20%	17.83%	17.83%
2022	1		12.19	12.19	9	1.76%	1.20%	1.20%	(30.16)%	(19.17)%
2021	1		17.46	15.08	12	0.96%	0.20%	1.20%	28.75%	11.24%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Putnam VT Global Asset Allocation Fund, Class IB
2023	-	$-	$-	$-	1.82%	1.20%	1.20%	3.94%	3.94%
2022	7	12.61	12.61	89	1.31%	1.20%	1.20%	(22.27)%	(17.03)%
2021	7	16.22	15.20	107	0.68%	0.20%	1.20%	20.19%	12.59%
Putnam VT Income Fund, Class IB
2024	-	-	-	-	0.00%	1.20%	1.20%	(0.87)%	(0.87)%
2023	1	9.72	9.72	9	5.64%	1.20%	1.20%	3.45%	3.45%
2022	1	9.55	9.40	10	5.57%	1.00%	1.20%	(19.25)%	(14.84)%
2021	1	11.82	11.04	11	2.16%	0.20%	1.20%	1.00%	(6.82)%
Putnam VT International Equity Fund, Class IB
2025	1	21.98	17.47	19	0.01%	0.20%	1.20%	37.41%	36.04%
2024	1	16.00	12.84	18	2.13%	0.20%	1.20%	2.77%	1.74%
2023	1	15.57	12.62	18	0.04%	0.20%	1.20%	18.27%	17.10%
2022	1	13.16	10.78	16	1.48%	0.20%	1.20%	(14.94)%	(15.75)%
2021	1	15.47	12.79	17	0.55%	0.20%	1.20%	30.01%	(10.22)%
Putnam VT International Value Fund, Class IB
2023	-	-	-	-	4.73%	1.20%	1.20%	10.48%	10.48%
2022	1	12.69	12.69	8	2.01%	1.20%	1.20%	(13.13)%	(7.92)%
2021	1	14.61	13.78	8	1.99%	0.20%	1.20%	20.39%	13.57%
Putnam VT Large Cap Growth Fund, Class IB
2025	20	46.90	43.09	894	0.00%	0.20%	1.20%	14.11%	12.97%
2024	18	41.10	38.14	691	0.00%	0.20%	1.20%	33.14%	31.81%
2023	27	30.87	28.94	780	0.00%	0.20%	1.20%	44.19%	42.76%
2022	36	21.41	20.27	724	0.00%	0.20%	1.20%	(32.74)%	(31.33)%
2021	49	31.83	29.52	1,450	0.00%	0.20%	1.20%	30.66%	17.07%

	As of December 31					For the period ended December 31
Subaccount	Units (000’s)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
Putnam VT Large Cap Value Fund, Class IB
2025	3		$26.47	$26.47	$71	1.39%	1.20%	1.20%	18.91%	18.91%
2024	3		22.26	22.26	60	1.08%	1.20%	1.20%	17.71%	17.71%
2023	3		18.91	18.91	51	2.00%	1.20%	1.20%	14.29%	14.29%
2022	3		16.55	16.55	44	1.52%	1.20%	1.20%	(8.66)%	(4.28)%
2021	4		18.12	17.29	71	1.19%	0.20%	1.20%	31.81%	25.79%
Putnam VT Mortgage Securities Fund, Class IB
2025	0	*	10.28	10.28	3	8.25%	1.20%	1.20%	7.79%	7.79%
2024	0	*	9.53	9.53	3	6.55%	1.20%	1.20%	3.50%	3.50%
2023	0	*	9.21	9.21	3	41.17%	1.20%	1.20%	4.02%	4.02%
2022	8		8.85	8.85	70	9.00%	1.20%	1.20%	(20.68)%	(11.14)%
2021	8		11.16	9.97	78	0.00%	0.20%	1.20%	6.51%	(4.91)%
Putnam VT Research Fund, Class IB
2023	-		-	-	-	1.65%	1.20%	1.20%	16.92%	16.92%
2022	0	*	18.22	18.22	6	0.58%	1.20%	1.20%	(24.05)%	(18.27)%
2021	0	*	23.99	22.29	8	0.10%	0.20%	1.20%	31.99%	22.65%
Putnam VT Small Cap Growth Fund, Class IB
2025	1		24.06	24.06	18	0.37%	1.20%	1.20%	7.51%	7.51%
2024	1		22.38	22.38	17	0.00%	1.20%	1.20%	21.85%	21.85%
2023	2		18.37	18.37	29	0.00%	1.20%	1.20%	21.68%	21.68%
2022	2		15.09	15.09	24	0.00%	1.20%	1.20%	(56.24)%	(28.69)%
2021	2		34.49	21.17	34	0.00%	0.20%	1.20%	82.13%	11.78%
Putnam VT Small Cap Value Fund, Class IB
2025	3		18.13	19.41	53	0.67%	0.40%	1.20%	4.85%	4.02%
2024	3		17.29	18.66	51	0.93%	0.40%	1.20%	5.77%	4.92%
2023	3		16.34	17.79	51	0.26%	0.40%	1.20%	23.26%	22.28%
2022	8		13.26	14.54	118	0.21%	0.40%	1.20%	(27.55)%	(4.93)%
2021	13		18.30	15.30	224	0.71%	0.20%	1.20%	49.56%	25.02%

	As of December 31				For the period ended December 31
Subaccount	Units (000’s)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000’s)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
T. Rowe Price Blue Chip Growth Portfolio, Class II
2025	72	$40.38	$36.40	$2,964	0.00%	0.20%	1.20%	18.20%	17.02%
2024	112	34.16	31.10	3,848	0.00%	0.20%	1.20%	34.90%	33.55%
2023	152	25.33	23.29	3,822	0.00%	0.20%	1.20%	48.66%	47.19%
2022	193	17.04	15.82	3,230	0.00%	0.20%	1.20%	(50.70)%	(39.39)%
2021	201	34.55	26.11	5,540	0.00%	0.20%	1.20%	53.44%	9.85%
T. Rowe Price Health Sciences Portfolio, Class II
2025	12	25.35	22.19	333	0.00%	0.20%	1.20%	17.57%	16.40%
2024	24	21.56	19.06	499	0.00%	0.20%	1.20%	1.21%	0.20%
2023	31	21.30	19.02	646	0.00%	0.20%	1.20%	2.48%	1.46%
2022	44	20.78	18.75	867	0.00%	0.20%	1.20%	(63.47)%	(13.73)%
2021	53	56.90	21.73	1,235	0.00%	0.20%	1.20%	191.90%	2.60%
VanEck VIP Global Resources Fund, Class S
2025	5	14.87	13.72	69	2.42%	0.20%	1.20%	35.90%	34.55%
2024	5	10.94	10.20	52	2.36%	0.20%	1.20%	(3.28)%	(4.25)%
2023	8	11.32	10.65	86	2.71%	0.20%	1.20%	(4.03)%	(4.98)%
2022	10	11.79	11.21	111	1.27%	0.20%	1.20%	7.91%	49.61%
2021	16	10.93	7.49	168	0.30%	0.20%	1.20%	22.15%	(18.81)%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk fees, that result in direct reductions in the unit values.The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Contract expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk fees and excluding investment advisory expenses, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. These amounts are not annualized and represent each Subaccount’s total return for the periods during which the Subaccount held investment balances. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2025, and through April 16, 2026, the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.